SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               X
                                                                    -----

         File No. 2-99222

         Pre-Effective Amendment No. ____

         Post-Effective Amendment No._36_                             X
                                                                    -----
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       X
                                                                    -----

         File No. 811-4363

         Amendment No._37_


         AMERICAN CENTURY GOVERNMENT INCOME TRUST
         (Exact Name of Registrant as Specified in Charter)

         4500 Main Street
         P.O. Box 419200
         Kansas City, MO  64141-6200
         (Address of Principal Executive Offices)

         Registrant's Telephone Number, including Area Code:  (816) 531-5575

         Douglas A. Paul
         Secretary, Vice President and General Counsel
         1665 Charleston Road, Mountain View, CA  94043
         (Name and Address of Agent for Service)

                 Approximate Date of Proposed Public Offering:
                            (first offered 9/23/85)

It is proposed that this filing become effective:

   _____  immediately upon filing pursuant to paragraph (b) of Rule 485
   __X__  on August 1, 1998 pursuant to paragraph (b) of Rule 485
   _____  60 days after filing pursuant to paragraph (a) of Rule 485
   _____  on (date) pursuant to paragraph (a) of Rule 485
   _____  75 days after filing pursuant to paragraph (a) (2) of Rule 485
   _____  on (date) pursuant to paragraph (a)(2) of Rule 485


--------------------------------------------------------------------------------
Registrant has elected to register an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. On June 11, 1998, the Registrant filed a Rule 24f-2 Notice on Form 24f-2 with respect to its fiscal year ended March 31, 1998.

                    AMERICAN CENTURY GOVERNMENT INCOME TRUST
                    1933 Act Post-Effective Amendment No. 36
                            1940 Act Amendment No. 37

                                    FORM N-1A
                              CROSS-REFERENCE SHEET

PART A:  PROSPECTUS - Investor

ITEM      PROSPECTUS CAPTION

1         Cover Page; Investment Objectives of the Funds

2         Transaction and Operating Expense Table

3         Financial Highlights; Performance Advertising

4 Management; Further Information About American Century; Investment Objectives of the Funds; Investment Policies of the Funds; Risk Factors and Investment Techniques; Other Investment Practices, Their Characteristics and Risks

5         Management

5A        Not Applicable

6         Further  Information  About  American  Century;  How to Redeem Shares;
          Cover Page; Distributions; Taxes

7 Cover Page; Distribution of Fund Shares; How to Open an Account; How to Purchase and Sell American Century Funds; Share Price; Transfer and Administrative Services

8         How to Redeem Shares; Transfer and Administrative Services

9         Not Applicable


PART A:  PROSPECTUS - Advisor

ITEM      PROSPECTUS CAPTION

1         Cover Page; Investment Objectives of the Funds

2         Transaction and Operating Expense Table

3 Financial Highlights; Performance Advertising; Performance Information of Other Class

4 Management; Further Information About American Century; Investment Objectives of the Funds; Investment Policies of the Funds; Risk Factors and Investment Techniques; Other Investment Practices, Their Characteristics and Risks

5         Management

5A        Not Applicable

6         Further  Information  About  American  Century;  How to Redeem Shares;
          Cover Page; Distributions; Taxes

7 Cover Page; Distribution of Fund Shares; How to Purchase and Sell American Century Funds; Share Price; Transfer and Administrative Services



PART B:  STATEMENT OF ADDITIONAL INFORMATION


ITEM      STATEMENT OF ADDITIONAL INFORMATION CAPTION

10        Cover Page

11        Table of Contents

12        Not Applicable

13 Investment Policies and Techniques; Investment Restrictions; Portfolio Transactions

14        Trustees and Officers

15        Additional Purchase and Redemption Information; Trustees and Officers

16        Management; Transfer and Administrative Services; About the Trust

17        Portfolio Transactions

18        About the Trust

19 Additional Purchase and Redemption Information; Valuation of Portfolio Securities

20        Taxes

21        Additional Purchase and Redemption Information

22        Performance

23        Cover Page

                                  PROSPECTUS


                         [american century logo(reg.sm)]
                                    American
                                 Century(reg.tm)


                                AUGUST 1, 1998


                                    BENHAM
                                 GROUP(reg.tm)

                              Capital Preservation
                               Government Agency
                              Short-Term Treasury
                           Intermediate-Term Treasury
                              Long-Term Treasury
                            Short-Term Government
                                   GNMA Fund
                          Inflation-Adjusted Treasury

INVESTOR CLASS


                         AMERICAN CENTURY INVESTMENTS
                                FAMILY OF FUNDS

    American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.

                AMERICAN CENTURY INVESTMENTS--FAMILY OF FUNDS
-------------------------------------------------------------------------------
        Benham                American Century          Twentieth Century
        Group                      Group                      Group
-------------------------------------------------------------------------------
   MONEY MARKET FUNDS         ASSET ALLOCATION &           GROWTH FUNDS
 GOVERNMENT BOND FUNDS          BALANCED FUNDS          INTERNATIONAL FUNDS
 DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS
  MUNICIPAL BOND FUNDS         SPECIALTY FUNDS
-------------------------------------------------------------------------------
   Capital Preservation
    Government Agency
    Short-Term Treasury
 Intermediate-Term Treasury
   Long-Term Treasury
  Short-Term Government
       GNMA Fund
Inflation-Adjusted Treasury


                                  PROSPECTUS


                                AUGUST 1, 1998


                   Capital Preservation * Government Agency *
               Short-Term Treasury * Intermediate-Term Treasury *
                  Long-Term Treasury * Short-Term Government *
                     GNMA Fund * Inflation-Adjusted Treasury

                                INVESTOR CLASS

                   AMERICAN CENTURY GOVERNMENT INCOME TRUST


    American Century Government Income Trust is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Eight of the funds from our Benham Group that invest in U.S. government securities are described in this Prospectus. Their investment objectives are listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.


    Through its Investor Class of shares, American Century offers investors a full line of no-load funds, investments that have no sales charges or commissions.


    This Prospectus gives you information about the funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated August 1, 1998, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:

                     AMERICAN CENTURY INVESTMENTS
                  4500 Main Street * P.O. Box 419200
            Kansas City, Missouri 64141-6200 * 1-800-345-2021
                  International calls: 816-531-5575
               Telecommunications Device for the Deaf:
             1-800-634-4113 * In Missouri: 816-444-3485
                       www.americancentury.com


    Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

    INVESTMENTS IN THE FUNDS ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR ANY OTHER AGENCY. THERE IS NO ASSURANCE THAT THE MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A $1.00 SHARE PRICE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                                1


                      INVESTMENT OBJECTIVES OF THE FUNDS

AMERICAN CENTURY--BENHAM CAPITAL
PRESERVATION FUND

    Capital Preservation is a money market fund which seeks maximum safety and liquidity. Its secondary objective is to seek to pay shareholders the highest rate of return on their investment in the fund consistent with safety and liquidity. The fund intends to pursue its investment objectives by investing exclusively in short-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government and maintaining a dollar-weighted average portfolio maturity of not more than 90 days.

AMERICAN CENTURY--BENHAM GOVERNMENT AGENCY
MONEY MARKET FUND

    Government Agency is a money market fund which seeks to provide the highest rate of current return on its investments, consistent with safety of principal and maintenance of liquidity, by investing exclusively in short-term obligations of the U.S. government and its agencies and instrumentalities, the income from which is exempt from state taxes.

AMERICAN CENTURY--BENHAM SHORT-TERM
TREASURY FUND

    Short-Term Treasury seeks to earn and distribute the highest level of current income exempt from state income taxes as is consistent with preservation of capital. The fund intends to pursue its investment objectives by investing primarily in securities issued or guaranteed by the U.S. Treasury and maintaining a weighted average portfolio maturity ranging from 13 months to three years.

AMERICAN CENTURY--BENHAM INTERMEDIATE-TERM
TREASURY FUND

    Intermediate-Term Treasury seeks to earn and distribute the highest level of current income consistent with the conservation of assets and the safety provided by U.S. Treasury bills, notes and bonds. The fund intends to pursue its investment objective by investing primarily in securities issued or guaranteed by the U.S. Treasury and maintaining a weighted average portfolio maturity, which ranges from three to 10 years.

AMERICAN CENTURY--BENHAM LONG-TERM
TREASURY FUND

    Long-Term Treasury seeks to provide a consistent and high level of current income exempt from state taxes. The fund intends to pursue its investment objective by investing primarily in securities issued or guaranteed by the U.S. Treasury and maintaining a weighted average portfolio maturity ranging from 20 to 30 years.

AMERICAN CENTURY--BENHAM SHORT-TERM
GOVERNMENT FUND


    Short-Term Government seeks to provide investors with a high level of current income, consistent with stability of principal. The fund intends to pursue its investment objective by investing in securities of the U.S. government and its agencies and maintaining a weighted average duration of three years or less.


    The fund was previously known as "American Century-Benham Adjustable Rate Government Securities Fund."

AMERICAN CENTURY--BENHAM GNMA FUND

    The GNMA Fund seeks to provide a high level of current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-backed Ginnie Mae certificates.

AMERICAN CENTURY -- BENHAM INFLATION-ADJUSTED
TREASURY FUND

    Inflation-Adjusted Treasury seeks to provide a total return consistent with investment in U.S. Treasury inflation-adjusted securities.

                There is no assurance that the funds will achieve
                     their respective investment objectives.

NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2      INVESTMENT OBJECTIVES                  AMERICAN CENTURY INVESTMENTS


                               TABLE OF CONTENTS

Investment Objectives of the Funds .........................................   2
Transaction and Operating Expense Table ....................................   4
Financial Highlights .......................................................   5

INFORMATION REGARDING THE FUNDS

Investment Policies of the Funds ...........................................  13
The Money Market Funds .....................................................  13
   Capital Preservation ....................................................  13
   Government Agency .......................................................  13
The U.S. Treasury Funds ....................................................  13
   Short-Term Treasury, Intermediate-Term Treasury,
      Long-Term Treasury ...................................................  13
   Inflation-Adjusted Treasury .............................................  14
The Government Agency Funds ................................................  15
   Short-Term Government ...................................................  15
   GNMA Fund ...............................................................  15
Risk Factors and Investment Techniques .....................................  15
   U.S. Government Securities ..............................................  15
   Mortgage-Backed Securities ..............................................  16
   Adjustable-Rate Mortgage Securities .....................................  16
   Collateralized Mortgage Obligations .....................................  17
   Stripped Mortgage-Backed Securities .....................................  17
   Inflation-Indexed Treasury Securities ...................................  17
   Repurchase Agreements ...................................................  19
Other Investment Practices, Their Characteristics
and Risks ..................................................................  19
   Portfolio Turnover ......................................................  19
   When-Issued and Forward Commitment
      Agreements ...........................................................  20
   Cash Management .........................................................  20
   Other Techniques ........................................................  20
Performance Advertising ....................................................  20

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

American Century Investments ...............................................  22
Investing in American Century ..............................................  22
How to Open an Account .....................................................  22
           By Mail .........................................................  22
           By Wire .........................................................  22
           By Exchange .....................................................  23
           In Person .......................................................  23
      Subsequent Investments ...............................................  23
           By Mail .........................................................  23
           By Telephone ....................................................  23
           By Online Access ................................................  23
           By Wire .........................................................  23
           In Person .......................................................  23
      Automatic Investment Plan ............................................  23
How to Exchange From One Account to Another ................................  23
           By Mail .........................................................  24
           By Telephone ....................................................  24
           By Online Access ................................................  24
How to Redeem Shares .......................................................  24
           By Mail .........................................................  24
           By Telephone ....................................................  24
           By Check-A-Month ................................................  24
           Other Automatic Redemptions .....................................  24
      Redemption Proceeds ..................................................  24
           By Check ........................................................  24
           By Wire and ACH .................................................  24
      Redemption of Shares in Low-Balance Accounts .........................  25
Signature Guarantee ........................................................  25
Special Shareholder Services ...............................................  25
           Automated Information Line ......................................  25
           Online Account Access ...........................................  25
           CheckWriting ....................................................  25
           Open Order Service ..............................................  26
           Tax-Qualified Retirement Plans ..................................  26
Important Policies Regarding Your Investments ..............................  26
Reports to Shareholders ....................................................  27
Employer-Sponsored Retirement Plans and
   Institutional Accounts ..................................................  27

ADDITIONAL INFORMATION YOU SHOULD KNOW


Share Price ................................................................  28
   When Share Price Is Determined ..........................................  28
   How Share Price Is Determined ...........................................  28
   Where to Find Information About Share Price .............................  29
Distributions ..............................................................  29
Taxes ......................................................................  29
   Tax-Deferred Accounts ...................................................  29
   Taxable Accounts ........................................................  30
Management .................................................................  31
   Investment Management ...................................................  31
   Code of Ethics ..........................................................  32
   Transfer and Administrative Services ....................................  32
   Year 2000 Issues ........................................................  33
Distribution of Fund Shares ................................................  33
Further Information About American Century .................................  33



PROSPECTUS                                        TABLE OF CONTENTS   3



                    TRANSACTION AND OPERATING EXPENSE TABLE

                                      Capital
                                    Preservation,                                                                  Short-Term
                                     Government   Inflation-Adjusted   Short-Term   Intermediate-Term   Long-Term  Government,
                                       Agency          Treasury         Treasury        Treasury        Treasury    GNMA Fund

SHAREHOLDER TRANSACTION EXPENSES:
Maximum Sales Load Imposed
   on Purchases ......................   none             none            none            none             none       none
Maximum Sales Load Imposed on
   Reinvested Dividends ..............   none             none            none            none             none       none
Deferred Sales Load ..................   none             none            none            none             none       none
Redemption Fee(1) ....................   none             none            none            none             none       none
Exchange Fee .........................   none             none            none            none             none       none

ANNUAL FUND OPERATING EXPENSES:
(as a percentage of net assets)

Management Fees(2) ...................  0.48%            0.51%           0.51%           0.51%            0.51%      0.59%
12b-1 Fees ...........................   none             none            none            none             none       none
Other Expenses .......................  0.00%(3)         0.13%           0.02%           0.00%(3)         0.01%      0.00%(3)
Total Fund Operating Expenses ........  0.48%            0.64%           0.53%           0.51%            0.52%      0.59%

EXAMPLE:

You would pay the following
expenses on a $1,000          1 year      $ 5             $ 7             $ 5            $ 5               $ 5        $ 6
investment, assuming a       3 years       15              20              17             16                17         19
5% annual return and         5 years       27              36              30             29                29         33
redemption at the end of    10 years       60              80              66             64                65         74
each time period:

(1)  Redemption proceeds sent by wire are subject to a $10 processing fee.

(2) A portion of the management fee may be paid by American Century Investment Management, Inc. to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager. See "Management - Transfer and Administrative Services," page 32.

(3) Other expenses, the fees and expenses (including legal counsel fees) of those Trustees who are not "interested persons" as defined in the Investment Company Act of 1940, are expected to be less than 0.01 of 1% of average net assets for the current fiscal year.

    The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by SEC regulations.

    NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred sales charges, commissions, or 12b-1 fees. The funds offer one other class of shares, primarily to institutional investors, that has a different fee structure than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. A difference in fees will result in different performance for the other class. For additional information about the various classes, see "Further Information About American Century," page 33.


4    TRANSACTION AND OPERATING EXPENSE TABLE   AMERICAN CENTURY INVESTMENTS


                             FINANCIAL HIGHLIGHTS
                             CAPITAL PRESERVATION

  The Financial Highlights for the year ended March 31, 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The Financial Highlights for the periods ended on or before March 31, 1997, have been audited by other independent accountants. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended March 31, except as noted.

                            1998      1997      1996      1995      1994     1993(1)    1992     1991      1990      1989

PER-SHARE DATA

Net Asset Value,
Beginning of Period ......  $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00    $1.00     $1.00     $1.00
                            -----     -----     -----     -----     -----     -----     -----    -----     -----     -----
Income From
Investment Operations

  Net Investment
  Income .................   0.05      0.05      0.05      0.04      0.03      0.01      0.04     0.06      0.08      0.08
                             ----      ----      ----      ----      ----      ----      ----     ----      ----      ----

Distributions

  From Net
  Investment Income ......  (0.05)    (0.05)    (0.05)    (0.04)    (0.03)    (0.01)    (0.04)   (0.06)    (0.08)    (0.08)
                            -----     -----     -----     -----     -----     -----     -----    -----     -----     -----

Net Asset Value,
End of Period ............  $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00    $1.00     $1.00     $1.00
                            =====     =====     =====     =====     =====     =====     =====    =====     =====     =====

  Total Return(2) ........   5.06%     4.82%     5.21%     4.31%     2.63%     1.35%     3.88%    6.27%     7.77%     8.27%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses  to Average
Net Assets(3) ............   0.49%     0.49%     0.51%     0.50%     0.51%   0.50%(4)    0.51%    0.52%     0.56%     0.57%

Ratio of Net
Investment Income
to Average
Net Assets ...............   4.90%     4.66%     5.07%     4.24%     2.59%   2.68%(4)    3.82%    6.03%     7.50%     8.00%

Net Assets, End
of Period
(in millions) ............ $3,145    $2,978    $3,078    $2,883    $2,787    $2,943    $3,046   $3,376    $3,099    $2,737

(1) The fiscal year-end was changed from September 30 to March 31 beginning with the period ended March 31, 1993. This column represents a six-month period.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(3) The ratios for years ended March 31, 1997 and March 31, 1996 include expenses paid through expense offset arrangements.

(4)  Annualized.


PROSPECTUS                                     FINANCIAL HIGHLIGHTS  5


                             FINANCIAL HIGHLIGHTS
                               GOVERNMENT AGENCY

  The Financial Highlights for the year ended March 31, 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The Financial Highlights for the periods ended on or before March 31, 1997, have been audited by other independent accountants. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended March 31, except as noted.

                                       1998      1997      1996      1995      1994      1993     1992      1991     1990(1)

PER-SHARE DATA

Net Asset Value,
Beginning of Period .................  $1.00     $1.00     $1.00     $1.00     $1.00     $1.00    $1.00     $1.00     $1.00
                                       -----     -----     -----     -----     -----     -----    -----     -----     -----

Income From Investment Operations

  Net Investment Income .............  0.05      0.05      0.05      0.04      0.03      0.03     0.05      0.07      0.03
                                       ----      ----      ----      ----      ----      ----     ----      ----      ----

Distributions

  From Net Investment Income ........ (0.05)    (0.05)    (0.05)    (0.04)    (0.03)    (0.03)   (0.05)    (0.07)    (0.03)
                                      -----     -----     -----     -----     -----     -----    -----     -----     -----

Net Asset Value, End of Period ......  $1.00     $1.00     $1.00     $1.00     $1.00     $1.00    $1.00     $1.00     $1.00
                                       =====     =====     =====     =====     =====     =====    =====     =====     =====

  Total Return(2) ...................  5.14%     4.89%     5.35%     4.47%     2.69%     3.07%    5.29%     7.97%     2.65%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(3) ............  0.51%     0.57%     0.51%     0.50%     0.50%     0.50%    0.30%      --        --

Ratio of Net Investment Income
to Average Net Assets ...............  5.02%     4.76%     5.20%     4.35%     2.65%     3.04%    5.17%     7.42%   8.25%(4)

Net Assets, End
of Period (in millions) .............  $488      $471      $503      $462      $562      $646     $906     $1,074      $62

(1)  From December 5, 1989 (inception) through March 31, 1990.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(3) The ratios for years ended March 31, 1997 and March 31, 1996 include expenses paid through expense offset arrangements.

(4)  Annualized.


6  FINANCIAL HIGHLIGHTS                   AMERICAN CENTURY INVESTMENTS


                             FINANCIAL HIGHLIGHTS
                              SHORT-TERM TREASURY

  The Financial Highlights for the year ended March 31, 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The Financial Highlights for the periods ended on or before March 31, 1997, have been audited by other independent accountants. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended March 31, except as noted.

                                                  1998          1997          1996          1995         1994        1993(1)

PER-SHARE DATA

Net Asset Value,
Beginning of Period ......................  $     9.68    $     9.84    $     9.73    $     9.86    $    10.04    $    10.00
                                            ----------    ----------    ----------    ----------    ----------    ----------

Income From Investment Operations

  Net Investment Income ..................        0.53          0.52          0.53          0.50          0.36          0.25

  Net Realized and Unrealized Gains
  (Losses) on Investment Transactions ....        0.12         (0.07)         0.11         (0.13)        (0.14)         0.04
                                            ----------    ----------    ----------    ----------    ----------    ----------
  Total From
  Investment Operations ..................        0.65          0.45          0.64          0.37          0.22          0.29
                                            ----------    ----------    ----------    ----------    ----------    ----------
Distributions

  From Net Investment Income .............       (0.53)        (0.52)        (0.53)        (0.50)        (0.36)        (0.25)

  From Net Realized Capital Gains ........        --           (0.09)         --            --           (0.03)         --

  In Excess of Net Realized Gains ........        --            --            --            --           (0.01)         --
                                            ----------    ----------    ----------    ----------    ----------    ----------
  Total Distributions ....................       (0.53)        (0.61)        (0.53)        (0.50)        (0.40)        (0.25)
                                            ----------    ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period ...........  $     9.80    $     9.68    $     9.84    $     9.73    $     9.86    $    10.04
                                            ==========    ==========    ==========    ==========    ==========    ==========

  Total Return(2) ........................        6.89%         4.62%         6.71%         3.85%         2.16%         2.79%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets ....................        0.55%         0.61%         0.67%         0.67%         0.58%         --

Ratio of Net Investment Income
to Average Net Assets ....................        5.45%         5.26%         5.39%         5.22%         3.53%         4.50%(3)

Portfolio Turnover Rate ..................         140%          234%          224%          141%          262%          158%

Net Assets, End
of Period (in thousands) .................  $   40,874    $   35,854    $   35,648    $   56,090    $   24,929    $   14,889

(1)  September 8, 1992 (inception) through March 31, 1993.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.


PROSPECTUS                                     FINANCIAL HIGHLIGHTS  7


                             FINANCIAL HIGHLIGHTS
                          INTERMEDIATE-TERM TREASURY

  The Financial Highlights for the year ended March 31, 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The Financial Highlights for the periods ended on or before March 31, 1997, have been audited by other independent accountants. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended March 31.

                                1998         1997      1996     1995      1994      1993      1992       1991      1990      1989

PER-SHARE DATA

Net Asset Value,
Beginning of Year .......... $ 10.06      $ 10.24   $  9.99   $ 10.18   $ 10.73   $ 10.52   $ 10.23   $  9.87   $  9.63   $ 10.11
                             -------      -------   -------   -------   -------   -------   -------   -------   -------   -------

Income From
Investment Operations

  Net Investment Income ....    0.59         0.58      0.58      0.53      0.48      0.56      0.69      0.75      0.77      0.76

  Net Realized and
  Unrealized Gains
  (Losses) on Investment
  Transactions .............    0.50        (0.18)     0.25     (0.19)    (0.27)     0.69      0.29      0.36      0.24     (0.49)
                             -------      -------   -------   -------   -------   -------   -------   -------   -------   -------
  Total From
  Investment Operations ....    1.09         0.40      0.83      0.34      0.21      1.25      0.98      1.11      1.01      0.27
                             -------      -------   -------   -------   -------   -------   -------   -------   -------   -------
Distributions

  From Net
  Investment Income ........   (0.59)       (0.58)    (0.58)    (0.53)    (0.48)    (0.56)    (0.69)    (0.75)    (0.77)    (0.75)

  From Net Realized
  Gains on Investment
  Transactions .............    --           --        --        --       (0.06)    (0.48)     --        --        --        --

  In Excess of Net
  Realized Gains on
  Investment Transactions ..    --           --        --        --       (0.22)     --        --        --        --        --
                             -------      -------   -------   -------   -------   -------   -------   -------   -------   -------
  Total Distributions ......   (0.59)       (0.58)    (0.58)    (0.53)    (0.76)    (1.04)    (0.69)    (0.75)    (0.77)    (0.75)
                             -------      -------   -------   -------   -------   -------   -------   -------   -------   -------
Net Asset Value,
End of Year ................ $ 10.56      $ 10.06   $ 10.24   $  9.99   $ 10.18   $ 10.73   $ 10.52   $ 10.23   $  9.87   $  9.63
                             =======      =======   =======   =======   =======   =======   =======   =======   =======   =======

  Total Return(1) ..........   11.04%        4.05%     8.42%     3.54%     1.85%    12.36%     9.92%    11.59%    10.61%     2.78%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average Net Assets .........    0.51%        0.51%     0.53%     0.53%     0.51%     0.53%     0.59%     0.73%     0.75%     0.75%

Ratio of Net Investment
Income to Average
Net Assets .................    5.63%        5.72%     5.65%     5.35%     4.50%     5.18%     6.55%     7.49%     7.66%     7.67%

Portfolio Turnover Rate ....     194%(2)      110%      168%       92%      213%      299%      149%       70%      217%      386%

Net Assets, End
of Year (in millions) ...... $   375      $   329   $   311   $   305   $   351   $   392   $   303   $   159   $    97   $    72

(1)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.

(2) Purchases, sales and market value amounts for Benham Intermediate-Term Government prior to the merger were excluded from the portfolio turnover calculation.


8  FINANCIAL HIGHLIGHTS                   AMERICAN CENTURY INVESTMENTS


                             FINANCIAL HIGHLIGHTS
                              LONG-TERM TREASURY

  The Financial Highlights for the year ended March 31, 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The Financial Highlights for the periods ended on or before March 31, 1997, have been audited by other independent accountants. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended March 31, except as noted.

                                                     1998          1997         1996          1995         1994        1993(1)

PER-SHARE DATA

Net Asset Value,
Beginning of Period ......................... $      9.32   $      9.67   $      9.05   $      9.38   $     10.24   $     10.00
                                              -----------   -----------   -----------   -----------   -----------   -----------

Income From Investment Operations

  Net Investment Income .....................        0.61          0.60          0.60          0.60          0.63          0.39

  Net Realized and Unrealized Gains
  (Losses) on Investment Transactions .......        1.26         (0.35)         0.62         (0.33)        (0.27)         0.24
                                              -----------   -----------   -----------   -----------   -----------   -----------
  Total From
  Investment Operations .....................        1.87          0.25          1.22          0.27          0.36          0.63
                                              -----------   -----------   -----------   -----------   -----------   -----------
Distributions

  From Net Investment Income ................       (0.61)        (0.60)        (0.60)        (0.60)        (0.63)        (0.39)

  From Net Realized Capital Gains ...........        --            --            --            --           (0.45)         --

  In Excess of Net Realized Capital Gains ...        --            --            --            --           (0.14)         --
                                              -----------   -----------   -----------   -----------   -----------   -----------
  Total Distributions .......................       (0.61)        (0.60)        (0.60)        (0.60)        (1.22)        (0.39)
                                              -----------   -----------   -----------   -----------   -----------   -----------
Net Asset Value, End of Period .............. $     10.58   $      9.32   $      9.67   $      9.05   $      9.38   $     10.24
                                              ===========   ===========   ===========   ===========   ===========   ===========

  Total Return(2) ...........................       20.48%         2.65%        13.46%         3.25%         2.87%         6.48%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets .......................        0.54%         0.60%         0.67%         0.67%         0.57%         --

Ratio of Net Investment Income
to Average Net Assets .......................        6.00%         6.28%         5.93%         6.84%         5.89%         7.18%(3)

Portfolio Turnover Rate .....................          57%           40%          112%          147%          200%           57%

Net Assets, End
of Period (in thousands) .................... $   103,381   $   126,570   $   110,741   $    34,906   $    18,003   $    20,975

(1)  September 8, 1992 (inception) through March 31, 1993.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.


PROSPECTUS                                     FINANCIAL HIGHLIGHTS    9


                             FINANCIAL HIGHLIGHTS
                             SHORT-TERM GOVERNMENT

  The Financial Highlights for the year ended March 31, 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The Financial Highlights for the periods ended on or before March 31, 1997, have been audited by other independent accountants. The annual report contains additional performance information and will be made available upon request and without charge. The information presented reflects the reorganization of the fund through acquisition of the assets and liabilities of American Century-Benham Short-Term Government Fund, a series of American Century Mutual Funds, Inc., and is for a share outstanding throughout the years ended March 31, except as noted.

                       1998(1)     1997     1996     1995     1994    1993(2)  1992(2)  1991(2)   1990(2)  1989(2)   1988(2)

PER-SHARE DATA

Net Asset Value,
Beginning of Period ... $9.49     $9.47    $9.51    $9.27    $9.67    $9.61    $9.41    $9.08     $9.32    $9.42      $9.55
                        -----     -----    -----    -----    -----    -----    -----    -----     -----    -----      -----
Income From
Investment Operations

  Net Investment
  Income .............. 0.21      0.52     0.51      0.52     0.40     0.36     0.44     0.63      0.79     0.84      0.81

  Net Realized and
  Unrealized Gains
  (Losses) on
  Investment
  Transactions ........(0.03)     0.02    (0.04)     0.24    (0.40)    0.06     0.20     0.33     (0.24)   (0.10)     (0.13)
                        -----     -----    -----    -----    -----    -----    -----    -----     -----    -----      -----
  Total From
  Investment
  Operations .......... 0.18      0.54     0.47      0.76      --      0.42     0.64     0.96      0.55      0.74      0.68
                        -----     -----    -----    -----    -----    -----    -----    -----     -----    -----      -----
Distributions

  From Net
  Investment Income ...(0.21)    (0.52)   (0.51)    (0.52)   (0.40)   (0.36)   (0.44)   (0.63)    (0.79)    (0.84)    (0.81)

  From Net Realized
  Gains on Investment
  Transactions ........  --        --        --       --       --       --       --       --        --        --          --
                        -----     -----    -----    -----    -----    -----    -----    -----     -----    -----      -----
  Total Distributions..(0.21)    (0.52)   (0.51)    (0.52)   (0.40)   (0.36)   (0.44)   (0.63)    (0.79)    (0.84)    (0.81)
                        -----     -----    -----    -----    -----    -----    -----    -----     -----    -----      -----
Net Asset Value,
End of Period ........ $9.46     $9.49    $9.47     $9.51     $9.27    $9.67    $9.61    $9.41     $9.08     $9.32     $9.42
                       =====     =====    =====     =====     =====    =====    =====    =====     =====     =====     =====

  Total Return(3)..... 1.95%     5.86%    5.09%     8.42%     0.07%    4.45%    6.85%    10.99%     6.28%    8.36%     7.44%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses
to Average
Net Assets ......... 0.59%(4)   0.68%     0.70%     0.70%     0.81%    1.00%   0.99%(5)   0.99%(5)  1.00%    1.00%      1.00%

Ratio of Net
Investment Income
to Average
Net Assets ......... 5.43%(4)   5.53%     5.39%     5.53%     4.17%    3.73%     4.62%     6.88%    8.64%     9.10%     8.60%

Portfolio
Turnover Rate ......    54%      293%      246%      128%      470%     413%      391%      779%      620%     567%      578%

Net Assets, End
of Period
(in thousands) .....$808,464  $519,332  $349,772  $391,331  $396,753  $511,981  $569,430  $534,515  $455,536  $443,475  $440,380

(1) The fund's fiscal year end was changed from October 31 to March 31 resulting in a five month annual reporting period.

(2) The data presented has been restated to give effect to a 10 for 1 stock split in the form of a stock dividend that occurred on November 13, 1993.

(3) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for less than one year are not annualized.

(4) Annualized.

(5) Expenses are shown net of management fees waived by the manager for low-balance fees collected during the period.


10   FINANCIAL HIGHLIGHTS                   AMERICAN CENTURY INVESTMENTS


                             FINANCIAL HIGHLIGHTS
                                   GNMA FUND

  The Financial Highlights for the year ended March 31, 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The Financial Highlights for the periods ended on or before March 31, 1997, have been audited by other independent accountants. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended March 31.

                             1998      1997      1996       1995      1994      1993      1992      1991     1990    1989

PER-SHARE DATA

Net Asset Value,
Beginning of Year ......... $10.33    $10.45    $10.18     $10.35    $10.88    $10.52    $10.21     $9.85    $9.56   $9.96
                            ------    ------    ------     ------    ------    ------    ------     -----    -----   -----

Income From
Investment Operations

  Net Investment
  Income ..................  0.69      0.71      0.74       0.72      0.66      0.79      0.86      0.88     0.90    0.89

  Net Realized and
  Unrealized Gains
  (Losses) on
  Investment Transactions..  0.34     (0.12)     0.27      (0.18)    (0.52)     0.36      0.31      0.36     0.29   (0.40)
                            ------    ------    ------     ------    ------    ------    ------     -----    -----   -----
  Total From Investment
  Operations ..............  1.03      0.59      1.01       0.54      0.14      1.15      1.17      1.24     1.19    0.49
                            ------    ------    ------     ------    ------    ------    ------     -----    -----   -----
Distributions

  From Net
  Investment Income ....... (0.69)    (0.71)    (0.74)     (0.71)    (0.66)    (0.79)    (0.86)    (0.88)   (0.90)  (0.89)

  From Net Realized Gains
  on Investment
  Transactions ............   --        --        --         --      (0.01)      --        --        --       --      --
                            ------    ------    ------     ------    ------    ------    ------     -----    -----   -----
  Total Distributions ..... (0.69)    (0.71)    (0.74)     (0.71)    (0.67)    (0.79)    (0.86)    (0.88)   (0.90)   (0.89)
                            ------    ------    ------     ------    ------    ------    ------     -----    -----   -----
Net Asset Value,
End of Year ............... $10.67    $10.33    $10.45     $10.18    $10.35    $10.88    $10.52    $10.21    $9.85    $9.56
                            ======    ======    ======     ======    ======    ======    ======    ======    =====    =====

  Total Return(1) ......... 10.21%     5.84%    10.08%      5.53%     1.30%    11.28%    11.85%    13.16%   12.73%    5.07%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets(2) .............  0.58%     0.55%     0.58%      0.58%     0.54%     0.56%     0.62%     0.72%    0.75%    0.75%

Ratio of Net
Investment Income
to Average Net Assets .....  6.49%     6.84%     6.98%      7.08%     6.12%     7.31%     8.18%     8.85%    9.04%    9.11%

Portfolio Turnover Rate ...  133%      105%      64%        120%       49%       71%       97%      207%     433%     497%

Net Assets, End of
Year (in millions) ........ $1,286    $1,119    $1,120      $980     $1,129    $1,160     $724      $409     $290     $253

(1)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.

(2) The ratios for years ended March 31, 1997 and March 31, 1996, include expenses paid through expense offset arrangements.


PROSPECTUS                                     FINANCIAL HIGHLIGHTS  11


                             FINANCIAL HIGHLIGHTS
                          INFLATION-ADJUSTED TREASURY

  The Financial Highlights for the year ended March 31, 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The Financial Highlights for the periods ended on or before March 31, 1997, have been audited by other independent accountants. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended March 31, except as noted.

                                                            1998      1997(1)

PER-SHARE DATA

Net Asset Value, Beginning of Period .................. $    9.74   $   10.00

Income From Investment Operations

  Net Investment Income ...............................      0.44        0.06

  Net Unrealized Losses on Investment Transactions ....     (0.11)      (0.26)

  Total From Investment Operations ....................      0.33       (0.20)

Distributions

  From Net Investment Income ..........................     (0.44)      (0.06)

Net Asset Value, End of Period ........................ $    9.63   $    9.74

  Total Return(2) .....................................      3.45%      (1.98)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets .....      0.50%       0.50%(3)

Ratio of Net Investment Income to Average Net Assets ..      4.45%       5.03%(3)

Portfolio Turnover Rate ...............................        69%       --

Net Assets, End of Period (in thousands) .............. $   5,279   $   2,277

(1) February 10, 1997 (inception) through March 31, 1997.

(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.


12    FINANCIAL HIGHLIGHTS                   AMERICAN CENTURY INVESTMENTS


                        INFORMATION REGARDING THE FUNDS

INVESTMENT POLICIES OF THE FUNDS

    The funds have adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the funds identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

    Each fund (except Short-Term Government and the GNMA Fund) seeks income exempt from state taxes by investing in U.S. government securities whose interest payments are state tax-exempt. As a result, these funds' dividend distributions are expected to be exempt from state income tax. See page 29 for more information on tax treatment of the funds' distributions.

THE MONEY MARKET FUNDS

    Each of the Money Market Funds seeks to maintain a $1.00 share price, although there is no guarantee they will be able to do so. Shares of the Money Market Funds are neither insured nor guaranteed by the U.S. government.

CAPITAL PRESERVATION

    Capital Preservation seeks maximum safety and liquidity. Its secondary objective is to seek to pay its shareholders the highest rate of return on their investment in Capital Preservation consistent with safety and liquidity. Capital Preservation pursues its investment objectives by investing exclusively in short-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government. Capital Preservation's dollar-weighted average portfolio maturity will not exceed 90 days.

    While the risks associated with investing in short-term U.S. Treasury securities are very low, an investment in Capital Preservation is not risk-free.

GOVERNMENT AGENCY

    Government Agency seeks to provide the highest rate of current return on its investments, consistent with safety of principal and maintenance of liquidity, by investing exclusively in short-term obligations of the U.S. government and its agencies and instrumentalities, the income from which is exempt from state taxes. Under normal conditions, at least 65% of the fund's total assets are invested in securities issued by agencies and instrumentalities of the U.S. government. Assets not invested in these securities are invested in U.S. Treasury securities. For temporary defensive purposes, the fund may invest up to 100% of its assets in U.S. Treasury securities. The fund's weighted average portfolio maturity will not exceed 90 days.

    The U.S. government provides varying levels of financial support to its agencies and instrumentalities.

THE U.S. TREASURY FUNDS

SHORT-TERM TREASURY, INTERMEDIATE-TERM  TREASURY, LONG-TERM TREASURY

    Short-Term Treasury, Intermediate-Term Treasury and Long-Term Treasury are quite similar to one another but can be differentiated by their dollar-weighted average maturities. Among these funds, the longer its dollar-weighted average maturity, the more its share price will fluctuate when interest rates change.

    This pattern is due, in part, to the time value of money. A bond's worth is determined in part by the present value of its future cash flows. Consequently, changing interest rates have a greater effect on the present value of a long-term bond than a short-term bond. Because of this interplay between market interest rates and share price, investors are encouraged to evaluate fund performance on the basis of total return.


PROSPECTUS                          INFORMATION REGARDING THE FUNDS    13


    The investment objectives of the funds are as follows: Short-Term Treasury seeks to earn and distribute the highest level of current income exempt from state income taxes as is consistent with preservation of capital. Intermediate-Term Treasury seeks to earn and distribute the highest level of current income consistent with the conservation of assets and the safety provided by U.S. Treasury bills, notes and bonds. Long-Term Treasury seeks to provide a consistent and high level of current income exempt from state taxes.

    Short-Term, Intermediate-Term and Long-Term Treasury pursue their investment objectives by investing primarily in securities issued or guaranteed by the U.S. Treasury. As a result, each fund may invest in U.S. Treasury bills, bonds, notes and zero-coupon securities, all of which are also backed by the direct full faith and credit pledge of the U.S. government. In addition, the funds may invest up to 35% of their total assets in securities issued by agencies and instrumentalities of the U.S. government.

    Within this framework, the funds differ in the remaining maturities of their portfolio securities and the dollar-weighted average maturities of their overall portfolio. Under normal conditions, the funds' maturity characteristics are as follows: Short-Term Treasury invests primarily in securities with remaining maturities of 3 years or less, and maintains a weighted average portfolio maturity ranging from 13 months to three years. Intermediate-Term Treasury's weighted average portfolio maturity ranges from three to 10 years. Long-Term Treasury invests primarily in securities with maturities of 10 or more years and maintains a weighted average portfolio maturity ranging from 20 to 30 years.

    Each of the funds is designed to allow investors to seek competitive yields within their tolerance for share price fluctuations. Thus, Short-Term Treasury may be appropriate for investors who are seeking higher current yields than those available from money market funds and who can tolerate some share price volatility. Similarly, the current yield for Intermediate-Term Treasury will likely be higher than that of Short-Term Treasury, but the share price volatility will be greater. By maintaining an average portfolio maturity of 20 to 30 years, Long-Term Treasury offers investors the potential to earn higher current yields than those typically available from Short-Term Treasury and Intermediate-Term Treasury. Long-Term Treasury may also offer greater potential for capital appreciation. However, maintaining a relatively long average maturity also means that the Long-Term Treasury's share price generally will be the most volatile of the three funds.

INFLATION-ADJUSTED TREASURY

    Inflation-Adjusted Treasury pursues its investment objective by investing, under normal market conditions, at least 65% of its total assets in inflation-indexed Treasury securities that are backed by the full faith and credit of the U.S. government and indexed or otherwise structured by the U.S. Treasury to provide protection against inflation. Inflation-indexed Treasury securities may be issued by the U.S. Treasury in the form of notes or bonds. Up to 35% of the fund's total assets may be invested in inflation-indexed securities issued by U.S. government agencies and government-sponsored organizations. Inflation-Adjusted Treasury may also invest in U.S. Treasury securities which are not indexed to inflation for liquidity and total return, or if at any time the manager believes there is an inadequate supply of appropriate inflation-indexed securities in which to invest or when such investments are required as a temporary defensive measure. Inflation-Adjusted Treasury's portfolio may consist of any combination of these securities consistent with investment strategies employed by the manager. While Inflation-Adjusted Treasury seeks to provide a measure of inflation protection to its investors, there is no assurance that the fund will provide less risk than a fund investing in conventional fixed principal securities.

    There are no maturity or duration restrictions for the securities in which Inflation-Adjusted Treasury may invest. The U.S. Treasury has issued inflation-indexed Treasury securities with five-year and 10-year terms to maturity. It has announced its intention (although there is no guarantee it will do so) to issue additional securities with a term to maturity as long as 30 years. The manager will buy from among the available issues those securities that will provide the maximum relative value to the fund.

    Inflation-Adjusted Treasury may be appropriate for investors who are seeking to protect all or a part of their investment portfolio from the effects of inflation.


14    INFORMATION REGARDING THE FUNDS            AMERICAN CENTURY INVESTMENTS



Traditional U.S. Treasury fixed-principal notes and bonds pay a stated return or rate of interest in dollars and are redeemed at their par amount. Inflation during the period that the securities are outstanding will diminish the future purchasing power of these dollars. Inflation-Adjusted Treasury is designed to serve as a vehicle to protect against this diminishing effect.


    Inflation-Adjusted Treasury is designed to provide total return consistent with an investment in inflation-indexed Treasury securities. Inflation-Adjusted Treasury's yield will reflect both the inflation-adjusted interest income and the inflation adjustment to principal which are features of inflation-indexed Treasury securities. The current income generated by Inflation-Adjusted Treasury will vary with month to month changes in the CPI index and may be substantially more or substantially less than traditional fixed-principal securities.

    Inflation-indexed securities in which the fund may invest are relatively new securities. There are special investment risks, particularly share price volatility and potential adverse tax consequences, associated with investment in inflation-indexed securities. These risks are described in the section titled "Risk Factors and Investment Techniques" on this page. You should read that section carefully to make sure you understand the nature of Inflation-Adjusted Treasury before you invest in it.

THE GOVERNMENT AGENCY FUNDS

SHORT-TERM GOVERNMENT

    Short-Term Government seeks to provide investors with a high level of current income, consistent with stability of principal. Short-Term Government pursues this objective by investing primarily in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. Under normal conditions, the manager invests at least 65% of Short-Term Government's total assets in securities of the U.S. government and its agencies and maintaining a weighted average duration of three years or less.

GNMA FUND

    The GNMA Fund seeks to provide a high level of current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-backed Ginnie Mae certificates.

    Ginnie Mae certificates represent interests in pools of mortgage loans and in the cash flows from those loans. These certificates are guaranteed by GNMA and backed by the full faith and credit of the U.S. government as to the timely payment of interest and repayment of principal, which means that the GNMA Fund receives its share of interest and principal payments owed on the underlying pool of mortgage loans, regardless of whether borrowers make their scheduled mortgage payments.

    Assets not invested in Ginnie Mae certificates, directly or indirectly, are invested in other U.S. government securities or repurchase agreements collateralized by U.S. government securities. For temporary defensive purposes, the GNMA Fund may invest 100% of its assets in these securities.

    A unique feature of mortgage-backed securities, such as Ginnie Mae certificates, is that their principal is scheduled to be paid back gradually for the duration of the loan rather than in one lump sum at maturity. Investors (such as the GNMA Fund) receive scheduled monthly payments of principal and interest, but they may also receive unscheduled prepayments of principal on the underlying mortgages. See "Mortgage-Backed Securities" on page 16 for a discussion of prepayment risk.

RISK FACTORS AND INVESTMENT TECHNIQUES

    The obligations in which the funds may invest differ from one another in their interest rates, maturities, dates of issuance and interest payment schedules. The pertinent features of the types of obligations in which the funds may invest are described in this section.

U.S. GOVERNMENT SECURITIES

    U.S. Treasury bills, notes, zero-coupon bonds and other bonds are direct obligations of the U.S. Treasury, which has never failed to pay interest and repay principal when due. Treasury bills have initial maturities of one year or less, Treasury notes from two to 10 years, and Treasury bonds more than 10 years. Although U.S. Treasury securities carry little principal risk if held to maturity, the prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates.

    A number of U.S. government agencies and government-sponsored organizations issue debt securities.


PROSPECTUS                            INFORMATION REGARDING THE FUNDS     15


These agencies generally are created by Congress to fulfill a specific need, such as providing credit to home buyers or farmers. Among these agencies are the Federal Home Loan Banks, the Federal Farm Credit Banks, the Student Loan Marketing Association and the Resolution Funding Corporation.

    Some agency securities are backed by the full faith and credit of the U.S. government, and some are guaranteed only by the issuing agency. Agency securities typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury.

    Interest rates on agency securities may be fixed for the term of the investment (fixed-rate agency securities) or tied to prevailing interest rates (floating-rate agency securities). Interest rate resets on floating-rate agency securities generally occur at intervals of one year or less, based on changes in a predetermined interest rate index.

    Floating-rate agency securities frequently have caps limiting the extent to which coupon rates can be raised. The price of a floating-rate agency security may decline if its capped coupon rate is lower than prevailing market interest rates. Fixed- and floating-rate agency securities may be issued with a call date (which permits redemption before the maturity date). The exercise of a call may reduce an obligation's yield to maturity. Capital Preservation may not invest in floating-rate agency securities.

MORTGAGE-BACKED SECURITIES

    Short-Term Government and the GNMA Fund may purchase mortgage pass-through securities. These represent interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly. These monthly mortgage payments are, in effect "passed-through" to the security holder, (minus fees paid to the security's issuer or guarantor). Although fixed-rate mortgages typically have stated maturities of 30 or more years, most mortgage holders pay off their mortgages before they mature which may make these subject to prepayment risk.

    Also,  mortgage-backed   securities,  like  other  fixed-income  securities,
generally decrease in value as a result of increases in interest rates, but benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment resulting from homeowners' refinancing their mortgages to take advantage of lower interest rates. On average, securities backed by 30-year mortgages return principal within seven to 10 years. As a result, these securities have historically exhibited behavior comparable to seven- to 10-year Treasury notes, while offering higher yields.

    The primary issuers of mortgage securities are FNMA, FHLMC and GNMA. Payments of principal and interest on GNMA securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. government. FNMA and FHLMC have a close relationship with the U.S. government so even though their securities are not backed by the full faith and credit of the U.S. government, the manager considers them to be high-quality securities with minimal credit risks.

ADJUSTABLE-RATE MORTGAGE SECURITIES


    Adjustable-rate mortgage securities (ARMs) are pass-through securities collateralized by mortgages with adjustable, rather than fixed, interest rates. The interest rate payments and amortization of principal on the underlying adjustable-rate mortgages are tied to changes in predetermined interest rate indices. ARM rates are readjusted at intervals of one year or less, subject to maximums (caps) and minimums (floors) on the rates that can be charged to mortgage holders during a given period and during the life of a mortgage. These periodic rate adjustments allow ARM investors to participate in market interest rate increases (to produce higher yields with less share price volatility) but only to the extent that the current rate on the underlying mortgages remain at or below their specified caps.


    If ARMs are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in a decline in share price. On the other hand, if ARMs are purchased at a discount, both scheduled and unscheduled payments of principal may accelerate the recognition of income and thereby increase the fund's yield and total return.

    The mortgages that collateralize ARMs issued by GNMA are fully guaranteed by the Federal Housing Administration or the Department of Veterans Affairs, which are divisions of the U.S. government. The mortgages that collateralize ARMs issued by


16    INFORMATION REGARDING THE FUNDS             AMERICAN CENTURY INVESTMENTS


FNMA or FHLMC typically are conventional  residential  mortgages that conform to
standards   prescribed   by  FNMA  or  FHLMC   and  are   guaranteed   by  those
instrumentalities.

COLLATERALIZED MORTGAGE OBLIGATIONS

    Collateralized mortgage obligations (CMOs) are mortgage-backed securities issued by government agencies; single-purpose, stand-alone financial subsidiaries; trusts established by financial institutions; or similar institutions. Short-Term Government and the GNMA Fund may buy CMOs, provided that they:

    * Are collateralized by pools of mortgages in which payment of principal and interest of each mortgage is guaranteed by an agency or instrumentality of the U.S. government;

    * Are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer, and the guarantee is collateralized by U.S. government securities; or

    * Are securities in which the proceeds of the issue are invested in mortgage securities and payments of principal and interest is supported by the credit of an agency or instrumentality of the U.S. government.

STRIPPED MORTGAGE-BACKED SECURITIES

    Stripped mortgage-backed securities (which are permitted investments for Short-Term Government only) are usually structured with two classes. One class will receive all of the interest (the interest-only class, or "IO"), whereas the other class will receive all of the principal (the principal-only class, or "PO"). Stripped mortgage securities are likely to experience greater price volatility than other types of mortgage securities in which Short-Term Government invests. The yield to maturity on the IO class is extremely sensitive, not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying mortgage assets. If prepayments accelerate, Short-Term Government may not fully recover its initial investment in these securities.

    Short-Term Government's investments in stripped mortgage securities together with investment's in illiquid securities may not exceed 15% of net assets.

INFLATION-INDEXED TREASURY SECURITIES

    Inflation-indexed Treasury securities are Treasury securities with a final value and interest payment stream linked to the inflation rate. Inflation-indexed Treasury securities may be issued in either note or bond form. Inflation-indexed Treasury notes have maturities of at least one year, but not more than 10 years. Inflation-indexed Treasury bonds have maturities of more than 10 years.

    Inflation-indexed Treasury securities may be attractive to investors seeking an investment backed by the full faith and credit of the U.S. government that provides a return in excess of the rate of inflation. These securities are new to the U.S. market, having first been sold in January 1997. There is uncertainty as to how these securities will be treated by the marketplace. See "Development of Inflation-Indexed Securities Market" on page 18. Inflation-indexed Treasury securities are auctioned and issued on a quarterly basis.

STRUCTURE AND INFLATION INDEX

    The principal value of inflation-indexed Treasury securities will be adjusted to reflect changes in the level of inflation. The index for measuring the inflation rate for inflation-indexed Treasury securities is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers published monthly by the U.S. Department of Labor's Bureau of Labor Statistics.


    Semiannual coupon interest payments are made at a fixed percentage of the inflation-indexed principal value. The coupon rate for the semiannual interest rate of each issuance of inflation-indexed Treasury securities is determined at the time the securities are sold to the public (i.e., by competitive bids in the auction). The coupon rate will likely reflect "real yields" available in the Treasury market; "real yields" are the prevailing yields on similar maturity
Treasury securities less then-prevailing inflation expectations. While a reduction in inflation will cause a reduction in the interest payment made on the securities, the repayment of principal at the maturity of the security is guaranteed by the Treasury to be not less than the original face or par amount of the security at issuance.



PROSPECTUS                          INFORMATION REGARDING THE FUNDS    17


INDEXING METHODOLOGY


    The principal value of inflation-indexed Treasury securities will be indexed, or adjusted, to account for changes in the Consumer Price Index. Semiannual coupon interest payment amounts will be determined by multiplying the inflation-indexed principal amount by one-half the stated rate of interest on each interest payment date.


TAXATION

    Taxation applicable to inflation-indexed Treasury securities is similar to conventional bonds. Both interest payments and the difference between original principal and the inflation-adjusted principal will be treated as interest income subject to taxation. Interest payments are taxable when received or accrued. The inflation adjustment to the principal is subject to tax in the year adjustment is made, not at maturity of the security when the cash from the repayment of principal is received. If an upward adjustment has been made (which typically should happen), investors in non-tax deferred accounts will pay taxes on this amount currently. Decreases in the indexed principal can only be deducted from current or previous interest payments reported as income.

    Inflation-indexed Treasury securities therefore have a potential cash flow mismatch to an investor, since investors must pay taxes on the inflation-adjusted principal before the repayment of principal is received. It is possible that, particularly for high income tax bracket investors, inflation-indexed Treasury securities would not generate enough income in a given year to cover the tax liability it could create. This is similar to the current tax treatment for zero coupon bonds and other discount securities. If inflation-indexed Treasury securities are sold prior to maturity, capital losses or gains are realized in the same manner as traditional bonds.

    Inflation-Adjusted Treasury, however, distributes all income on a monthly basis. Investors in Inflation-Adjusted Treasury will receive dividends which represent both the interest payments and the principal adjustments of the inflation-indexed securities held in its portfolio. An investment in Inflation-Adjusted Treasury may therefore be a means to avoid the cash flow mismatch associated with a direct investment in inflation-indexed securities. For more information about taxes and their effect on you as an investor in the fund, see "Taxes," on page 29.

U.S GOVERNMENT AGENCIES

    A number of U.S. government agencies and government-sponsored organizations may issue inflation-indexed securities. Some U.S. government agencies have issued inflation-indexed securities whose design mirrors that of the inflation-indexed Treasury securities described on the previous page.

DEVELOPMENT OF INFLATION-INDEXED SECURITIES MARKET

    The Treasury securities market is the largest and most liquid securities market in the world. The marketability of inflation-indexed Treasury securities and inflation-indexed securities generally may be enhanced over time as additional inflation-indexed securities are issued and more investors participate in the market.

    Inflation-Adjusted Treasury will purchase inflation- indexed securities at auction or in the secondary market as the manager deems appropriate. The secondary market for inflation-indexed securities may not be as active as the secondary market for Treasury and U.S. government agency fixed-principal notes and bonds. In addition, inflation-indexed securities may not be as widely traded or as well understood as fixed-principal securities, nor is it known at this time exactly how the secondary market will develop.


    If the number of inflation-indexed securities market participants is limited, it may result in larger spreads between bid and asked prices for inflation-indexed securities than the bid-asked spreads for fixed-principal notes and bonds with similar terms to maturity. Such larger bid-ask spreads normally result in higher transactions costs and/or lower returns. If the market does not develop sufficient liquidity, large buyers or sellers of these securities may have a disproportionately negative impact on the value of the securities and, hence, Inflation-Adjusted Treasury's net asset value.


    The manager currently believes that the market for inflation-indexed securities will be sufficient to permit Inflation-Adjusted Treasury to pursue its investment objective. However, should the market for inflation-indexed securities prove less active than anticipated by the manager, the manager is authorized to treat such an environment as an abnormal


18   INFORMATION REGARDING THE FUNDS             AMERICAN CENTURY INVESTMENTS


market condition. During such a period, Inflation-Adjusted Treasury will not be fully pursuing its investment objective.

SHARE PRICE VOLATILITY

    Inflation-indexed securities are designed to offer a return linked to inflation, thereby protecting future purchasing power of the money invested in them. However, inflation-indexed securities provide this "protected" return only if held to maturity. In addition, inflation-indexed securities may not trade at par value. "Real" interest rates (the market rate of interest less the anticipated rate of inflation) change over time, as a result of many factors, such as what investors are demanding as a true value for money. When real rates do change, inflation-indexed securities prices will be more sensitive to these changes than conventional bonds, since these securities were sold originally based upon a "real" interest rate that is no longer prevailing. Should market expectations for real interest rates rise, the price of inflation-indexed securities and the share price of Inflation-Adjusted Treasury will fall. Investors in the fund should be prepared to accept not only this share price volatility but also the possible adverse tax consequences it may cause.

    An investment in securities featuring inflation-adjusted principal and/or interest involves factors not associated with more traditional fixed-principal securities. Such factors include the possibility that the inflation index may be subject to significant changes in interest rates, that changes in the index may or may not correlate to changes in interest rates generally or changes in other indices, that the resulting interest may be greater or less than that payable on other securities of similar maturities. In the event of sustained deflation, it is possible that the amount of semiannual interest payments, the inflation-adjusted principal of the security and the value of the stripped components, will decrease. If any of these possibilities are realized, Inflation-Adjusted Treasury's net asset value could be negatively affected.

REPURCHASE AGREEMENTS

    Each fund, with the exception of Capital Preservation and Government Agency, may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

    A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

    Since the security purchase constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

    Each of the funds, with the exception of Capital Preservation and Government Agency, may invest in repurchase agreements with respect to any security in which that fund is authorized to invest, even if the remaining maturity of the underlying security would make that security ineligible for purchase by such fund.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

    For additional information regarding the investment practices of any of the funds, see the Statement of Additional Information.

PORTFOLIO TURNOVER


    The portfolio turnover rates of the U.S. Treasury Funds and the Government Agency Funds are shown in the financial information of this Prospectus.


    Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to a fund's objective(s). The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and, accordingly, the annual portfolio turnover rate cannot be accurately predicted.


PROSPECTUS                          INFORMATION REGARDING THE FUNDS    19



    The portfolio turnover of each fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly higher transaction costs, which is a cost that the funds pay directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by a fund since short-term capital gains are taxable as ordinary income.


WHEN-ISSUED AND FORWARD COMMITMENT  AGREEMENTS


    Each of the funds may purchase new issues of securities on a when-issued or forward commitment basis when, in the opinion of the manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account for each fund consisting of cash or appropriate liquid assets in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.


CASH MANAGEMENT

    Each of the funds may invest up to 5% of its total assets in any money market fund, including those advised by the manager, provided that the investment is consistent with the fund's investment policies and restrictions.

    Up to 10% of the funds' total assets may be invested in this manner.

OTHER TECHNIQUES


    The manager may buy other types of securities or employ other portfolio management techniques on behalf of a fund including reverse repurchase agreements. When SEC guidelines require it to do so, the fund will set aside cash or appropriate liquid assets in a segregated account to cover the fund's obligations.


PERFORMANCE ADVERTISING

    From time to time, the funds may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return, yield, effective yield and tax-equivalent yield (for tax-exempt funds). Performance data may be quoted separately for the Investor Class and for the other class.

    Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

    A quotation of yield reflects a fund's income over a stated period expressed as a percentage of the fund's share price. In the case of the Money Market Funds, yield is calculated by measuring the income generated by an investment in the fund over a seven-day period (net of fund expenses). This income is then annualized; that is, the amount of income generated by the investment over the seven-day period is assumed to be generated over each similar period each week throughout a full year and is shown as a percentage of the investment.

    With respect to the U.S. Treasury Funds and the Government Agency Funds, yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

    The effective yield is calculated in a similar manner but, when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect on the assumed reinvestment.


20    INFORMATION REGARDING THE FUNDS        AMERICAN CENTURY INVESTMENTS


    Yields are calculated according to accounting methods that are standardized in accordance with SEC rules. Because yield accounting methods differ from the methods used for other accounting purposes, a fund's yield may not equal the income paid on its shares or the income reported in the fund's financial statements.

    A tax-equivalent yield demonstrates the taxable yield necessary to produce an after-tax yield equivalent to that of a mutual fund that invests in exempt obligations. Each fund (with the exception of Short-Term Government and the GNMA
Fund) may quote tax-equivalent yield, which shows the taxable yields an investor would have to earn before taxes to equal the fund's tax-free yield. As a prospective investor in the funds, you should determine whether your state tax-equivalent yield is likely to be higher with a taxable or with a tax-exempt fund. To determine this, you may use the formula depicted below.


    The tax-equivalent yield is based on each fund's current state tax-free yield and your state income tax rate. The formula is:

           Fund's State Tax-Free Yield                       Your Tax-
      ------------------------------------      =        Equivalent Yield
             100% - State Tax Rate

    The funds may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or IBC's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the IBC's Money Fund Average and Bank Rate Monitor National Index of 21/2-year CD rates. Fund performance may also be compared, on a relative basis, to the other funds in our fund family. This relative comparison, which may be based upon historical fund performance or historical or expected volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.


    All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.


PROSPECTUS                          INFORMATION REGARDING THE FUNDS    21


                HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

 AMERICAN CENTURY INVESTMENTS

    The funds offered by this Prospectus are a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-2021 for a brochure or prospectuses for the other funds in the American Century Investments family.

    To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

INVESTING IN AMERICAN CENTURY

    The following section explains how to invest in American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Employer-Sponsored Retirement Plans and Institutional Accounts," page 27.

HOW TO OPEN AN ACCOUNT

    To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

    The minimum investment is $2,500 [$1,000 for IRA and Uniform Gifts/Transfers to Minor Acts (UGMA/UTMA) accounts].

    The minimum investment requirements may be different for some types of retirement accounts. Call one of our Investor Services Representatives for information on our retirement plans, which are available for individual investors or for those investing through their employers.

    Please note: If you register your account as belonging to multiple owners (e.g., as joint tenants) you must provide us with specific authorization on your application in order for us to accept written or telephone instructions from a single owner. Otherwise, all owners will have to agree to any transactions that involve the account (whether the transaction request is in writing or over the telephone).

    You may invest in the following ways:

BY MAIL

    Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

BY WIRE

    You may make your initial  investment by wiring funds.  To do so, call us or
mail  a  completed   application  and  provide  your  bank  with  the  following information:

*  RECEIVING BANK AND ROUTING NUMBER:
   Commerce Bank, N.A. (101000019)

*  BENEFICIARY (BNF):
   American Century Services Corporation
   4500 Main St., Kansas City, Missouri 64111

*  BENEFICIARY ACCOUNT NUMBER (BNF ACCT):
   2804918

*  REFERENCE FOR BENEFICIARY (RFB):
   American Century account number into which you are investing. If more than one, leave blank and see "Bank to Bank Information" below.

*  ORIGINATOR TO BENEFICIARY (OBI):
   Name and address of owner of account into which you are investing.


22 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


*  BANK TO BANK INFORMATION
   (BBI OR FREE FORM TEXT):

    * Taxpayer identification or Social Security number

    * If more than one account, account numbers and amount to be invested in each account.

    * Current tax year, previous tax year or rollover designation if an IRA. Specify whether traditional IRA, Roth IRA, Education IRA, SEP-IRA, SARSEP-IRA, SIMPLE Employer or SIMPLE Employee.

BY EXCHANGE

    Call 1-800-345-2021 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See this page for more information on exchanges.

IN PERSON

    If you prefer to work with a representative in person, please visit one of our Investor Centers, located at:

    4500 Main Street
    Kansas City, Missouri 64111

    4917 Town Center Drive
    Leawood, Kansas 66211

    1665 Charleston Road
    Mountain View, California 94043

    2000 S. Colorado Blvd.
    Denver, Colorado 80222

SUBSEQUENT INVESTMENTS

    Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan" on this page) or by any of the methods below. The minimum investment requirement for subsequent investments: $250 for checks submitted without the investment slip portion of a previous statement or confirmation, $50 for all other types of subsequent investments.

BY MAIL

    When making subsequent investments, enclose your check with the investment slip portion of a previous statement or confirmation. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)

BY TELEPHONE

    Upon completion of your application and once your account is open, you may make investments by telephone. You may call an Investor Services Representative or use our Automated Information Line.

BY ONLINE ACCESS

    Upon completion of your application and once your account is open, you may make investments online.

BY WIRE

    You may make subsequent investments by wire. Follow the wire transfer instructions on page 22 and indicate your account number.

IN PERSON

    You may make subsequent investments in person at one of our Investor Centers. The locations of our Investor Centers are listed on this page.

AUTOMATIC INVESTMENT PLAN

    By completing the application and electing to make investments automatically, we will draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call one of our Investor Services Representatives.

HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER

    As long as you meet any minimum investment requirements, you may exchange your fund shares to our other funds up to six times per year per account. An exchange request will be processed as of the same day it is received, if it is received before the funds' net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for the funds issued by American Century Target Maturities Trust, and at the close of the Exchange for all of our other funds. See "When Share Price is Determined," page 28.


PROSPECTUS          HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS    23


    For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.

BY MAIL

    You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

BY TELEPHONE

    You can make exchanges over the telephone (either with an Investor Services Representative or using our Automated Information Line--see page 25) upon completion of your application or by calling us at 1-800-345-2021 to get the appropriate form.

BY ONLINE ACCESS

    You can make exchanges online. This service is established upon completion and receipt of your application or by calling us at 1-800-345-2021 to get the appropriate form.

HOW TO REDEEM SHARES

    We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received.

    Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W-4P and a reason for withdrawal as specified by the IRS.

BY MAIL

    Your written instructions to redeem shares may be made either by a redemption form, which we will send to you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. Please see "Signature Guarantee," page 25.

BY TELEPHONE

    If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Investor Services Representative.

BY CHECK-A-MONTH

    If you have at least a $10,000 balance in your U.S. Treasury Fund or Government Agency Fund account, or if you have a Money Market Fund account, you may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check in an amount you choose (minimum $50). To set up a Check-A-Month plan, please call and request our Check-A-Month brochure.

OTHER AUTOMATIC REDEMPTIONS

    If you have at least a $10,000 balance in your U.S. Treasury Fund or Government Agency Fund account, or if you have a Money Market Fund account, you may elect to make redemptions automatically by authorizing us to send funds directly to you or to your account at a bank or other financial institution. To set up automatic redemptions, call one of our Investor Services Representatives.

REDEMPTION PROCEEDS

    Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

    Redemption proceeds may be sent to you in one of the following ways:

BY CHECK

    Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

BY WIRE AND ACH

    You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

    Your bank will usually receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Wired funds are subject to a $10 fee to cover bank wire charges, which is deducted from redemption proceeds. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.


24 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


REDEMPTION OF SHARES IN  LOW-BALANCE ACCOUNTS

    Whenever the shares held in an account have a value of less than the required minimum, a letter will be sent advising you of the necessity to bring the value of the shares held in the account up to the minimum. If action is not taken within 90 days of the letter's date, the shares held in the account will be redeemed and proceeds from the redemption will be sent by check to your address of record. We reserve the right to increase the investment minimums.

SIGNATURE GUARANTEE

    To protect your accounts from fraud, some transactions will require a signature guarantee. You may obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

    For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

    We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES

    We offer several service options to make your account easier to manage. These are listed on the account application. You will find more information about each of these service options in our Investor Services Guide.

    Our special investor services include:

AUTOMATED INFORMATION LINE

    We offer an Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line, you may listen to fund prices, yields and total return figures. You may also use the Automated Information Line to make investments into your accounts (if we have your bank information on file) and obtain your share balance, value and most recent transactions. You also may exchange shares from one fund to another via the Automated Information Line. Redemption instructions cannot be given via the Automated Information Line.

ONLINE ACCOUNT ACCESS

    You may contact us 24 hours a day, seven days a week at www.americancentury.com to access daily share prices, receive updates on major market indices and view historical performance of the funds. You can use your personal access code and Social Security number to view your account balances and account activity, make subsequent investments from your bank account or exchange shares from one fund to another.

CHECKWRITING

    We offer CheckWriting as a service option for your account in any of the Money Market or Government Agency Funds. CheckWriting allows you to redeem shares in your account by writing a draft ("check") against your account balance. (Shares held in certificate form may not be redeemed by check.) There is no limit on the number of checks you can write, but each one must be for at least $100.

    When you write a check, you will continue to receive dividends on all shares until your check is presented for payment to our clearing bank. If you redeem all shares in your account by check, any accrued distributions on the redeemed shares will be paid to you in cash on the next monthly distribution date.

    If you want to add CheckWriting to an existing account that offers CheckWriting, contact us by telephone or mail for an appropriate form. Checkwriting is not available for any account held in an IRA or 403(b) Plan.

    CheckWriting redemptions may only be made on checks provided by us. Currently, there is no charge for checks or for the CheckWriting service.

    We will return checks drawn on insufficient funds or on funds from investments made by means other than by wire within the previous 15 days. Neither the company nor our clearing bank will be liable for any loss or expenses associated with returned checks. Your account may be assessed a $15 service charge for checks drawn on insufficient funds.

    A stop payment may be ordered on a check written against your account. We will use reasonable efforts to stop a payment, but we cannot guarantee that we will be able to do so. If we are successful in fulfilling a stop-payment order, your account may be assessed a $15 fee.


PROSPECTUS          HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS    25


OPEN ORDER SERVICE

    Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

    If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

    Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.

TAX-QUALIFIED RETIREMENT PLANS

    Each fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

    *    Individual Retirement Accounts (IRAs);

    * 403(b) plans for employees of public school systems and non-profit organizations; or

    * Profit sharing plans and pension plans for corporations and other employers.

    If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.

    You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.

IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

    Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

  (1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of the fund.

  (2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we may also alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

  (3) Shares being acquired must be qualified for sale in your state of residence.

  (4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

  (5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

  (6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and investment advisor will not be


26 HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  AMERICAN CENTURY INVESTMENTS


         responsible for any loss due to instructions they reasonably believe are genuine.

  (7)    All   signatures   should  be  exactly  as  the  name  appears  in  the
         registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

  (8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investor Centers. You may also use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

  (9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

  (10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS

    At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

    With the exception of most automatic transactions and transactions by CheckWriting, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transactions. Transactions initiated by CheckWriting will be confirmed on a monthly basis. See the Investor Services Guide for more detail.

    Carefully review all the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify us immediately in writing if there is an error. If you fail to provide notification of an error with reasonable promptness, i.e., within 30 days of non-automatic transactions or within 30 days of the date of your consolidated quarterly statement, in the case of automatic transactions, we will deem you to have ratified the transaction.

    No later than January 31st of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

    Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your fund.

EMPLOYER-SPONSORED RETIREMENT PLANS AND
INSTITUTIONAL ACCOUNTS

    Information   contained  in  our  Investor   Services   Guide   pertains  to
shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan, your ability to purchase shares of the funds, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan.

    If you own or are considering purchasing fund shares through a bank, broker-dealer, insurance company or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

    You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds that you are unable to obtain through your plan administrator or financial intermediary.


PROSPECTUS          HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS  27


                    ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

    The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds except funds issued by American Century Target Maturities Trust, net asset value is determined as of the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. The net asset values for Target Maturities funds are determined one hour prior to the close of the Exchange.

    Investments and requests to redeem or exchange shares will receive the share price next determined after receipt by us of the investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents before the time as of which the net asset value is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of the close of the Exchange on the next day the Exchange is open.

    Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the time as of which the net asset value of the fund is determined.

    Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

    Investment and transaction instructions received by us on any business day by mail prior to the time as of which the net asset value of the fund is determined will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

    If you invest in fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds' transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangement with the funds or the funds' distributor in order for you to receive that day's price.

    We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the fund's behalf up to the applicable cut-off time. The fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the fund's net asset value next determined after acceptance on the fund's behalf by such intermediary.

HOW SHARE PRICE IS DETERMINED

    The valuation of assets for determining net asset value may be summarized as follows:

    Portfolio securities of each fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

    Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.


28    ADDITIONAL INFORMATION YOU SHOULD KNOW     AMERICAN CENTURY INVESTMENTS



    Pursuant to a determination by the Money Market Funds' Board of Trustees and Rule 2a-7 under the Investment Company Act of 1940, portfolio securities of the funds are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.


WHERE TO FIND INFORMATION ABOUT SHARE PRICE

    The net asset values of the Investor Class of the funds are published in leading newspapers daily. The yields of the Money Market Funds are published weekly in leading financial publications and daily in many local newspapers. The net asset values, as well as yield information on the funds and the other funds in the American Century family of funds, may also be obtained by calling us or by accessing our Web site at www.americancentury.com.

DISTRIBUTIONS

    At the close of each day including Saturdays, Sundays and holidays, net income of the U.S. Treasury Funds and the Government Agency Funds is determined and declared as a distribution. The distribution will be paid monthly on the last Friday of each month, except for year-end distributions which will be made on the last business day of the year. For the Money Market Funds, dividends are declared and credited (i.e., available for redemption) daily and distributed monthly on the last Friday of each month.

    You will begin to participate in the distributions the day AFTER your purchase is effective. See "When Share Price Is Determined," page 28. If you redeem shares, you will receive the distribution declared for the day of the redemption. If all shares are redeemed (other than by CheckWriting), the distribution on the redeemed shares will be included with your redemption proceeds.

    Distributions from net realized capital gains, if any, generally are declared and paid once a year, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act. The Money Market Funds do not expect to realize any long-term capital gains and, accordingly, do not expect to make any capital gains distributions.

    Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in certain IRAs and 403(b) plans paid in cash only if you are at least 59 (1)/(2) years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

    A distribution does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.


    Because such gains and dividends are included in the price of your shares, when they are distributed the price of your shares is reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution.


TAXES

    Each fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.

TAX-DEFERRED ACCOUNTS

    If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the funds will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

    Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.


PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW    29


TAXABLE ACCOUNTS

    If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, except as described below. The dividends from net income of the funds do not qualify for the 70% dividends-received deduction for corporations since they are derived from interest income. Distributions from gains on assets held greater than 12 months, but no more than 18 months (28% rate gain) and/or assets held greater than 18 months (20% rate gain) are taxable as long-term capital gains regardless of the length of time you have held the shares on which such distributions are paid. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.

    Inflation-indexed securities purchased by Inflation-Adjusted Treasury accrue additional interest for federal income tax purposes in addition to the current interest paid. This additional interest is commonly referred to as "imputed income." Inflation-Adjusted Treasury must distribute this imputed income to shareholders as ordinary income dividends. In periods of high inflation, it is possible that the imputed income earned by Inflation-Adjusted Treasury will exceed current interest earned.

    Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains (28% and/or 20% rate gain).

    In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

    Distributions may also be subject to state and local taxes, even if all or a substantial part of such distribution are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

    If you have not complied with certain provisions of the Internal Revenue Code, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or Tax Identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or Tax Identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

    Redemption of shares of a fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize a gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be considered long-term subject to tax at a maximum rate of 28% (28% rate gain/loss) if shareholders have held such shares for a period of more than 12 months, but no more than 18 months and long-term subject to tax at a maximum rate of 20%, minimum of 10%, (20% rate gain/loss) if shareholders have held such shares for a period of more than 18 months. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.


30   ADDITIONAL INFORMATION YOU SHOULD KNOW    AMERICAN CENTURY INVESTMENTS


MANAGEMENT

INVESTMENT MANAGEMENT

    The funds are open-end series of the American Century Government Income Trust (the "Trust"). Under the laws of the Commonwealth of Massachusetts, the Board of Trustees is responsible for managing the business and affairs of the Trust. Acting pursuant to an investment management agreement entered into with the funds, American Century Investment Management, Inc. serves as the investment manager of the funds. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

    The manager supervises and manages the investment portfolio of each fund and directs the purchase and sale of their investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the funds. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the funds' portfolios as it deems appropriate in pursuit of the funds' investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the funds as necessary between team meetings.

    The portfolio manager members of the teams managing the funds described in this Prospectus and their work experience for the last five years are listed as follows:


    DAVID SCHROEDER, Vice President and Senior Portfolio Manager, is the manager of the teams that manage the funds in the American Century Government Income Trust and has been a member of the teams that manage Intermediate-Term Treasury since January 1992, Long-Term Treasury since September 1992, the GNMA Fund since January 1996 and Inflation-Adjusted Treasury since its inception in February 1997. Mr. Schroeder joined American Century in 1990. He holds a bachelor's degree from Pomona College.

    ROBERT V. GAHAGAN, Vice President and Portfolio Manager, has been a member of the team that manages Short-Term Treasury since March 1996, Intermediate-Term Treasury since January 1998, and Short-Term Government since December 1990. Mr. Gahagan joined American Century in 1983. Mr. Gahagan is a member of the Association of Investment Management and Research (AIMR). He holds a bachelor's degree in economics and an MBA from the University of Missouri-Kansas City.

    CASEY COLTON, Senior Portfolio Manager, has been a member of the team that manages the GNMA Fund since January 1994 and Long-Term Treasury since January 1996. Mr. Colton joined American Century in 1990. Before being promoted to his current position, Mr. Colton was a municipal analyst. He holds a bachelor's degree in business administration from San Jose State University and a master's degree from the University of Southern California. He is a Chartered Financial Analyst and a Certified Public Accountant.

    NEWLIN RANKIN, Senior Portfolio Manager, has been a member of the team that manages Short-Term Government since January 1995 and Short-Term Treasury since March 1996. Mr. Rankin joined American Century in 1994. Before joining American Century, he was an Assistant Vice President at Wells Fargo Bank (1991 to 1993). He holds a bachelor's degree and an MBA from the University of San Francisco.

    AMY O'DONNELL, Portfolio Manager, has been a member of the team that manages Capital Preservation and Government Agency since April 1997 and had previously managed these funds from 1992 through 1995. Ms. O'Donnell joined American Century in 1987. She holds a bachelor's degree in business administration and an MBA from California State University, Hayward.

    JEREMY FLETCHER, Associate Portfolio Manager, has been a member of the team that manages the funds in American Century Government Income Trust since August 1997. Mr. Fletcher joined American Century in 1991. Before being promoted to his current position, Mr. Fletcher was a portfolio administrator. He holds bachelor's degrees in economics and mathematics from Claremont McKenna College and is a candidate for the Chartered Financial Analyst designation.


    The activities of the manager are subject only to directions of the Board of Trustees. The manager pays all the expenses of the funds except brokerage, taxes, portfolio insurance, interest, fees and expenses of the non-interested person Trustees (including counsel fees) and extraordinary expenses.


PROSPECTUS                   ADDITIONAL INFORMATION YOU SHOULD KNOW    31



    For the services provided to the funds, the manager receives a monthly fee based on a percentage of the average net assets of each fund. The annual rate at which this fee is assessed is determined monthly in a two-step process. First, a fee rate schedule is applied to the assets of all of the funds in a fund's investment category which are managed by the manager (the "Investment Category Fee"). For example, when calculating the fee for a Money Market Fund, all of the assets of the money market funds managed by the manager are aggregated. The three investment categories are: Money Market Funds, Bond Funds and Equity Funds. Second, a separate fee rate schedule is applied to the assets of all of the funds managed by the manager (the "Complex Fee"). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by the fund to the manager. Currently, the Investment Category Fee for each of the funds is an annual rate of the average net assets of the fund as follows: Capital Preservation and Government Agency, 0.18%; Short-Term Treasury, 0.23%; Intermediate-Term Treasury, 0.21%; Long-Term Treasury, 0.22%; Inflation-Adjusted Treasury, 0.34%; and Short-Term Government and the GNMA Fund, 0.29%. The Complex Fee is currently an annual rate of 0.30% of the average net assets of a fund. Further information about the calculation of the annual management fee is contained in the Statement of Additional Information.


    On the first business day of each month, the funds pay a management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for a fund by the aggregate average daily closing value of a fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

    The funds and the manager have adopted a Code of Ethics, which restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of the fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

    American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111 (the "transfer agent"), acts as transfer agent and dividend-paying agent for the manager. It provides facilities, equipment and personnel to the funds and is paid for such services by the manager.

    Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the co-administrator for the funds. FDI is responsible for (i) providing certain officers of the funds and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of FDI are paid by the manager out of its management fee.

    Although there is no sales charge levied by the funds, transactions in shares of the funds may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker-dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the funds or the manager. You should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.

    From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager or its affiliates.

    The manager and the transfer agent are both wholly owned by American Century Companies, Inc. (ACC). James E. Stowers Jr., Chairman of the Board of Directors of ACC, controls ACC by virtue of his ownership of a majority of its common stock.


32   ADDITIONAL INFORMATION YOU SHOULD KNOW     AMERICAN CENTURY INVESTMENTS



YEAR 2000 ISSUES

    Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. The funds and the manager depend upon the computer systems of various service providers, including the transfer agent, for their day-to-day operations. Inadequate remediation of the Year 2000 problem by these service providers and others with whom they interact could have an adverse effect on the funds' operations, including pricing, securities trading and settlement, and the provision of shareholder services.

    The transfer agent, in cooperation with the manager, has assembled a team of information technology professionals who are taking steps to address Year 2000 issues with respect to its own computers and to obtain satisfactory assurances that comparable steps are being taken by the funds' and the manager's other major service providers and vendors. The key phases of the remediation plan include: an inventory of all internal systems, vendor products and services and data providers (substantially completed in 1997); an assessment of all systems for date reliance and the impact of the century rollover on each (substantially completed with respect to critical systems in early 1998); and the renovation and testing of affected systems (targeted for completion with respect to critical systems by the end of 1998). The manager will pay for the remediation effort with revenues from its management fee, so that the funds will not directly bear any of the cost.

    In light of these remediation efforts, the funds do not anticipate a material adverse impact on their business or operations. However, there can be no assurance that the remediation plan will be sufficient and timely or that interaction with other noncomplying computer systems will not have a material adverse effect on the funds' business, operations or financial condition.

    In addition, the issuers of the securities in which the funds invest may have Year 2000 computer problems. Although the media and various regulatory agencies have focused a great deal of attention on the need for issuers to assess and remediate these problems, their failure to do so could hurt the funds' performance.


DISTRIBUTION OF FUND SHARES

    The funds' shares are distributed by FDI, a registered broker-dealer (the Distributor). FDI is a wholly owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

     Investors may open accounts with American Century only through the Distributor. All purchase transactions in the funds offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the Distributor.

    The manager (or an affiliate) pays all expenses for promoting and distributing the Investor Class of fund shares offered by this Prospectus. The Investor Class of shares does not pay any commissions or other fees to the Distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of fund shares.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

    American Century Government Income Trust was organized as a Massachusetts business trust on July 24, 1985. The Trust is an open-end management investment company. Its business and affairs are managed by its officers under the direction of its Board of Trustees.

    The principal office of the funds is American Century Tower, 4500 Main Street, P.O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries made by mail should be directed to the address and phone numbers on the cover, or by phone to 1-800-345-2021 (international calls: 816-531-5575).

    The funds issue shares with no par value. The assets belonging to each series of shares are held separately by the custodian and in effect each series is a separate fund.


    American Century offers two classes of the funds (except Capital Preservation, which offers only Investor Class) offered by this Prospectus: an Investor Class and an Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front charges, commissions or 12b-1 fees.


    The other class of shares is primarily offered to institutional investors or
through  institutional   distributions   channels,  such  as  employer-sponsored
retirement plans or through banks, broker-dealers,


PROSPECTUS                     ADDITIONAL INFORMATION YOU SHOULD KNOW     33



insurance companies or other financial intermediaries. The other class has different fees, expenses, and/or minimum investment requirements than the Investor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-2021.


    Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, and (d) each class may have different exchange privileges.

    Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters which must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series or class.

    Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of Trustees can elect all of the Trustees if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Trustees.


    Unless required by the Investment Company Act, it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of members of the Board or the appointment of auditors. However, pursuant to the Trust's by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request that the Trust, as the case may be, hold a special meeting of shareholders. We will assist in the communication with other shareholders.


    WE RESERVE THE RIGHT TO CHANGE ANY OF ITS POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

    THIS PROSPECTUS CONSTITUTES AN OFFER TO SELL SECURITIES OF A FUND ONLY IN THOSE STATES WHERE THE FUND'S SHARES HAVE BEEN REGISTERED OR OTHERWISE QUALIFIED FOR SALE. A FUND WILL NOT ACCEPT APPLICATIONS FROM PERSONS RESIDING IN STATES WHERE THE FUND'S SHARES ARE NOT REGISTERED.


34     ADDITIONAL INFORMATION YOU SHOULD KNOW     AMERICAN CENTURY INVESTMENTS


                                     NOTES


                                                                   NOTES     35


                                     NOTES


36     NOTES


                                     NOTES

                                                                   NOTES     37


P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Services:
1-800-345-2021 or 816-531-5575

Automated Information Line:
1-800-345-8765

Telecommunications Device for the Deaf:
1-800-634-4113 or 816-444-3485

Fax: 816-340-7962

www.americancentury.com

                         [american century logo(reg.sm)]
                                    American
                                 Century(reg.tm)

9808           [recycled logo]
SH-BKT-12804      Recycled

                                  PROSPECTUS


                         [american century logo(reg.sm)]
                                    American
                                 Century(reg.tm)


                                AUGUST 1, 1998


                                    BENHAM
                                 GROUP(reg.tm)

                                Government Agency
                               Short-Term Treasury
                           Intermediate-Term Treasury
                              Long-Term Treasury
                             Short-Term Government
                                   GNMA Fund
                          Inflation-Adjusted Treasury

ADVISOR CLASS


                         AMERICAN CENTURY INVESTMENTS
                                FAMILY OF FUNDS

    American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.

                  AMERICAN CENTURY INVESTMENTS--FAMILY OF FUNDS
-------------------------------------------------------------------------------
        Benham                American Century          Twentieth Century
        Group                      Group                      Group
-------------------------------------------------------------------------------
   MONEY MARKET FUNDS         ASSET ALLOCATION &           GROWTH FUNDS
 GOVERNMENT BOND FUNDS          BALANCED FUNDS          INTERNATIONAL FUNDS
 DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS
  MUNICIPAL BOND FUNDS         SPECIALTY FUNDS
-------------------------------------------------------------------------------

     Government Agency
    Short-Term Treasury
 Intermediate-Term Treasury
      Long-Term Treasury
    Short-Term Government
         GNMA Fund
Inflation-Adjusted Treasury


                                  PROSPECTUS


                                AUGUST 1, 1998


                   Government Agency * Short-Term Treasury *
               Intermediate-Term Treasury * Long-Term Treasury *
                     Short-Term Government * GNMA Fund *
                         Inflation-Adjusted Treasury

                                 ADVISOR CLASS

                   AMERICAN CENTURY GOVERNMENT INCOME TRUST


      American Century Government Income Trust is a part of American Century Investments, a family of funds that includes nearly 70 no-load and low-load mutual funds covering a variety of investment opportunities. Seven of the funds from our Benham Group that invest in U.S. government securities are described in this Prospectus. Their investment objectives are listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.


    Each fund's shares offered in this Prospectus (the Advisor Class shares) are sold at their net asset value with no sales charges or commissions. The Advisor Class shares are subject to a Rule 12b-1 shareholder services fee and distribution fee as described in this Prospectus.

    The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.


      This Prospectus gives you information about the funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated August 1, 1998, and filed with the Securities and Exchange Commission. It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:

                       AMERICAN CENTURY INVESTMENTS
                    4500 Main Street * P.O. Box 419385
             Kansas City, Missouri 64141-6385 * 1-800-345-3533
                     International calls: 816-531-5575
                 Telecommunications Device for the Deaf:
               1-800-345-1833 * In Missouri: 816-444-3038
                        www.americancentury.com


    Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

    INVESTMENTS IN THE FUNDS ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR ANY OTHER AGENCY. THERE IS NO ASSURANCE THAT THE MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A $1.00 SHARE PRICE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PROSPECTUS                                                                1


                      INVESTMENT OBJECTIVES OF THE FUNDS

AMERICAN CENTURY--BENHAM GOVERNMENT AGENCY
MONEY MARKET FUND

    Government Agency is a money market fund which seeks to provide the highest rate of current return on its investments, consistent with safety of principal and maintenance of liquidity, by investing exclusively in short-term obligations of the U.S. government and its agencies and instrumentalities, the income from which is exempt from state taxes.

AMERICAN CENTURY--BENHAM SHORT-TERM
TREASURY FUND

    Short-Term Treasury seeks to earn and distribute the highest level of current income exempt from state income taxes as is consistent with preservation of capital. The fund intends to pursue its investment objectives by investing primarily in securities issued or guaranteed by the U.S. Treasury and maintaining a weighted average portfolio maturity ranging from 13 months to three years.

AMERICAN CENTURY--BENHAM INTERMEDIATE-TERM
TREASURY FUND

    Intermediate-Term Treasury seeks to earn and distribute the highest level of current income consistent with the conservation of assets and the safety provided by U.S. Treasury bills, notes and bonds. The fund intends to pursue its investment objective by investing primarily in securities issued or guaranteed by the U.S. Treasury and maintaining a weighted average portfolio maturity, which ranges from three to 10 years.

AMERICAN CENTURY--BENHAM LONG-TERM
TREASURY FUND

    Long-Term Treasury seeks to provide a consistent and high level of current income exempt from state taxes. The fund intends to pursue its investment objective by investing primarily in securities issued or guaranteed by the U.S. Treasury and maintaining a weighted average portfolio maturity ranging from 20 to 30 years.

AMERICAN CENTURY--BENHAM SHORT-TERM
GOVERNMENT FUND

    Short-Term Government seeks to provide investors with a high level of current income, consistent with stability of principal. The fund intends to pursue its investment objective by investing in securities of the U.S. government and its agencies and maintaining a weighted average duration of three years or less.

    The fund was previously known as "American Century-Benham Adjustable Rate Government Securities Fund."

AMERICAN CENTURY--BENHAM GNMA FUND

    The GNMA Fund seeks to provide a high level of current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-backed Ginnie Mae certificates.

AMERICAN CENTURY--BENHAM INFLATION-ADJUSTED
TREASURY FUND

    Inflation-Adjusted Treasury seeks to provide a total return consistent with investment in U.S. Treasury inflation-adjusted securities.

                There is no assurance that the funds will achieve
                     their respective investment objectives.

NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


2      INVESTMENT OBJECTIVES                  AMERICAN CENTURY INVESTMENTS


                               TABLE OF CONTENTS


Investment Objectives of the Funds ..........................................  2
Transaction and Operating Expense Table .....................................  4
Financial Highlights ........................................................  5
Performance Information of Other Class ......................................  9


INFORMATION REGARDING THE FUNDS

Investment Policies of the Funds ............................................ 16
The Money Market Fund ....................................................... 16
   Government Agency ........................................................ 16
The U.S. Treasury Funds ..................................................... 16
   Short-Term Treasury, Intermediate-Term Treasury,
      Long-Term Treasury .................................................... 16
   Inflation-Adjusted Treasury .............................................. 17
The Government Agency Funds ................................................. 18
   Short-Term Government .................................................... 18
   GNMA Fund ................................................................ 18
Risk Factors and Investment Techniques ...................................... 18
   U.S. Government Securities ............................................... 18
   Mortgage-Backed Securities ............................................... 19
   Adjustable-Rate Mortgage Securities ...................................... 19
   Collateralized Mortgage Obligations ...................................... 19
   Stripped Mortgage-Backed Securities ...................................... 20
   Inflation-Indexed Treasury Securities .................................... 20
   Repurchase Agreements .................................................... 22
Other Investment Practices, Their Characteristics
 and Risks .................................................................. 22
   Portfolio Turnover ....................................................... 22
   When-Issued and Forward Commitment
      Agreements ............................................................ 22
   Cash Management .......................................................... 23
   Other Techniques ......................................................... 23
Performance Advertising ..................................................... 23

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

How to Purchase and Sell American Century Funds ............................. 25
How to Exchange From One American Century
   Fund to Another .......................................................... 25
How to Redeem Shares ........................................................ 25
Telephone Services .......................................................... 25
   Investors Line ........................................................... 25

ADDITIONAL INFORMATION YOU SHOULD KNOW


Share Price ................................................................. 26
   When Share Price Is Determined ........................................... 26
   How Share Price Is Determined ............................................ 26
   Where to Find Information About Share Price .............................. 27
Distributions ............................................................... 27
Taxes ....................................................................... 27
   Tax-Deferred Accounts .................................................... 27
   Taxable Accounts ......................................................... 28
Management .................................................................. 29
   Investment Management .................................................... 29
   Code of Ethics ........................................................... 30
   Transfer and Administrative Services ..................................... 30
   Year 2000 Issues ......................................................... 31
Distribution of Fund Shares ................................................. 31
   Service and Distribution Fees ............................................ 31
Further Information About American Century .................................. 32



PROSPECTUS                                        TABLE OF CONTENTS     3



                    TRANSACTION AND OPERATING EXPENSE TABLE


                                                                                                                   Short-Term
                                    Government   Inflation-Adjusted   Short-Term   Intermediate-Term   Long-Term   Government,
                                      Agency         Treasury          Treasury        Treasury         Treasury    GNMA Fund

SHAREHOLDER TRANSACTION EXPENSES:
Maximum Sales Load
   Imposed on Purchases .............  none            none             none            none              none        none
Maximum Sales Load Imposed on
   Reinvested Dividends .............  none            none             none            none              none        none
Deferred Sales Load .................  none            none             none            none              none        none
Redemption Fee ......................  none            none             none            none              none        none
Exchange Fee ........................  none            none             none            none              none        none

ANNUAL FUND OPERATING EXPENSES:
(as a percentage of net assets)

Management Fees(1) .................. 0.23%           0.26%            0.26%           0.26%             0.26%        0.34%
12b-1 Fees(2) ....................... 0.50%           0.50%            0.50%           0.50%             0.50%        0.50%
Other Expenses ...................... 0.00%(3)        0.13%            0.02%           0.00%(3)          0.01%        0.00%(3)
Total Fund Operating Expenses ....... 0.73%           0.89%            0.78%           0.76%             0.77%        0.84%

EXAMPLE:

You would pay the            1 year   $  7            $  9             $  8            $  8              $  8         $  9
following expenses          3 years     23              28               25              24                25           27
on a $1,000 investment,     5 years     41              49               43              42                43           47
assuming a 5% annual       10 years     91             110               97              94                95          104
return and redemption at
the end of each time period:

(1) A portion of the management fee may be paid by American Century Investment Management, Inc. to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the manager. See "Management - Transfer and Administrative Services," page 30.

(2) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the Manager, and a portion is used to compensate them for distribution and other shareholder services. See "Service and Distribution Fees," page 31.

(3) Other expenses, the fees and expenses (including legal counsel fees) of those Trustees who are not "interested persons" as defined in the Investment Company Act of 1940, are expected to be less than 0.01 of 1% of average net assets for the current fiscal year.

    The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the class of shares offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by SEC regulations.

    NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The shares offered by this Prospectus are Advisor Class shares. The funds offer one other class of shares which is primarily made available to retail investors. The other class has a different fee structure than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. A difference in fees will result in different performance for the other class. For additional information about the various classes, see "Further Information About American Century," page 32.


4    TRANSACTION AND OPERATING EXPENSE TABLE   AMERICAN CENTURY INVESTMENTS


                             FINANCIAL HIGHLIGHTS
                              SHORT-TERM TREASURY

  The sale of the  Advisor  Class of the fund  commenced  on  October  6,  1997.
Performance information of the original class of shares, which commenced operations on September 8, 1992, is presented on page 10.

  The  Financial  Highlights  for the  period  presented  have been  audited  by
PricewaterhouseCoopers  LLP,  independent  accountants,   whose  report  thereon
appears in the fund's annual report, which is incorporated by reference into the
Statement of  Additional  Information.  The annual  report  contains  additional performance  information and will be made available without charge upon request.
The information presented is for a share outstanding throughout the period ended
March 31, 1998.

                                                                          1998(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period ................................... $    9.80
                                                                         ---------
Income From Investment Operations

  Net Investment Income ................................................      0.25

  Net Realized and Unrealized Gain (Loss) on Investment Transactions ...      --
                                                                         ---------
  Total From Investment Operations .....................................      0.25
                                                                         ---------
Distributions

  From Net Investment Income ...........................................     (0.25)
                                                                         ---------
Net Asset Value, End of Period ......................................... $    9.80
                                                                         =========
  Total Return(2) ......................................................      2.51%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets ......................      0.78%(3)

Ratio of Net Investment Income to Average Net Assets ...................      5.20%(3)

Portfolio Turnover Rate ................................................       140%

Net Assets, End of Period (in thousands) ............................... $   1,460


(1)  October 6, 1997 (commencement of sale) through March 31, 1998.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.


PROSPECTUS                                     FINANCIAL HIGHLIGHTS       5


                             FINANCIAL HIGHLIGHTS
                          INTERMEDIATE-TERM TREASURY

  The sale of the Advisor Class of the fund commenced on October 9, 1997. Performance information of the original class of shares, which commenced operations on May 16, 1980, is presented on page 11.

  The  Financial  Highlights  for the  period  presented  have been  audited  by
PricewaterhouseCoopers LLP, independent accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available without charge upon request. The information presented is for a share outstanding throughout the period ended March 31, 1998.

                                                                     1998(1)

PER-SHARE DATA

Net Asset Value, Beginning of Period .............................  $ 10.42
                                                                    -------
Income From Investment Operations

  Net Investment Income ..........................................     0.26

  Net Realized and Unrealized Gain on Investment Transactions ....     0.14
                                                                    -------
  Total From Investment Operations ...............................     0.40
                                                                    -------
Distributions

  From Net Investment Income .....................................    (0.26)
                                                                    -------
Net Asset Value, End of Period ...................................  $ 10.56
                                                                    =======
  Total Return(2) ................................................     3.90%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets ................     0.77%(3)

Ratio of Net Investment Income to Average Net Assets .............     5.28%(3)

Portfolio Turnover Rate ..........................................      194%(4)

Net Assets, End of Period (in thousands) .........................  $   128

(1)  October 9, 1997 (commencement of sale) through March 31, 1998.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.

(4) Purchases, sales and market value amounts for Benham Intermediate-Term Government prior to the merger were excluded from the portfolio turnover calculation.


6      FINANCIAL HIGHLIGHTS                   AMERICAN CENTURY INVESTMENTS


                             FINANCIAL HIGHLIGHTS
                              LONG-TERM TREASURY

  The sale of the Advisor Class of the fund commenced on January 12, 1998. Performance information of the original class of shares, which commenced operations on September 8, 1992, is presented on page 12.

  The  Financial  Highlights  for the  period  presented  have been  audited  by
PricewaterhouseCoopers LLP, independent accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available without charge upon request. The information presented is for a share outstanding throughout the period ended March 31, 1998.

                                                                     1998(1)

PER-SHARE DATA

Net Asset Value, Beginning of Period .............................  $ 10.85
                                                                    -------

Income From Investment Operations

  Net Investment Income ..........................................     0.12

  Net Realized and Unrealized Loss on Investment Transactions ....    (0.27)
                                                                    -------
  Total From Investment Operations ...............................    (0.15)
                                                                    -------
Distributions

  From Net Investment Income .....................................    (0.12)
                                                                    -------
Net Asset Value, End of Period ...................................  $ 10.58
                                                                    =======
  Total Return(2) ................................................    (1.34)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets ................     0.77%(3)

Ratio of Net Investment Income to Average Net Assets .............     5.42%(3)

Portfolio Turnover Rate ..........................................       57%

Net Assets, End of Period (in thousands) .........................  $   218

(1)  January 12, 1998 (commencement of sale) through March 31, 1998.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.


PROSPECTUS                                     FINANCIAL HIGHLIGHTS      7


                             FINANCIAL HIGHLIGHTS
                                   GNMA FUND

  The sale of the Advisor Class of the fund commenced on October 9, 1997. Performance information of the original class of shares, which commenced operations on September 23, 1985, is presented on page 14.

  The  Financial  Highlights  for the  period  presented  have been  audited  by
PricewaterhouseCoopers LLP, independent accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The annual report contains additional performance information and will be made available without charge upon request. The information presented is for a share outstanding throughout the period ended March 31, 1998.

                                                                        1998(1)

PER-SHARE DATA

Net Asset Value, Beginning of Period ...............................   $ 10.63
                                                                       -------
Income From Investment Operations

  Net Investment Income ............................................      0.31

  Net Realized and Unrealized Gain on Investment Transactions ......      0.04
                                                                       -------
  Total From Investment Operations .................................      0.35
                                                                       -------
Distributions

  From Net Investment Income .......................................     (0.31)
                                                                       -------
Net Asset Value, End of Period .....................................   $ 10.67
                                                                       -------
  Total Return(2) ..................................................      3.30%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets ..................      0.84%
                                                                            (3)

Ratio of Net Investment Income to Average Net Assets ...............      5.92%
                                                                            (3)

Portfolio Turnover Rate ............................................       133%

Net Assets, End of Period (in thousands) ...........................   $   460


(1)  October 9, 1997 (commencement of sale) through March 31, 1998.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.


8      FINANCIAL HIGHLIGHTS                   AMERICAN CENTURY INVESTMENTS


                    PERFORMANCE INFORMATION OF OTHER CLASS
                               GOVERNMENT AGENCY

  The Advisor Class of the fund was established September 2, 1997; however no shares had been issued prior to the fund's fiscal year end. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.25% lower than the Advisor Class. Had the Advisor
Class been in existence for the fund for the time periods presented, the fund's performance information would be lower as a result of the higher expenses.

  The performance information for the year ended March 31, 1998 has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The performance information for the periods ended on or before March 31, 1997, has been audited by other independent accountants. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended March 31, except as noted.

                                       1998      1997      1996      1995      1994      1993      1992      1991     1990(1)

PER-SHARE DATA

Net Asset Value,
Beginning of Period ............. $    1.00 $    1.00 $    1.00 $    1.00 $    1.00 $    1.00 $    1.00 $    1.00   $    1.00
                                  --------- --------- --------- --------- --------- --------- --------- ---------   ---------
Income From Investment Operations

  Net Investment Income .........      0.05      0.05      0.05      0.04      0.03      0.03      0.05      0.07        0.03
                                  --------- --------- --------- --------- --------- --------- --------- ---------   ---------
Distributions

  From Net Investment Income ....     (0.05)    (0.05)    (0.05)    (0.04)    (0.03)    (0.03)    (0.05)    (0.07)      (0.03)
                                  --------- --------- --------- --------- --------- --------- --------- ---------   ---------
Net Asset Value, End of Period .. $    1.00 $    1.00 $    1.00 $    1.00 $    1.00 $    1.00 $    1.00 $    1.00   $    1.00
                                  ========= ========= ========= ========= ========= ========= ========= =========   =========

  Total Return(2) ...............      5.14%     4.89%     5.35%     4.47%     2.69%     3.07%     5.29%     7.97%       2.65%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(3) ........      0.51%     0.57%     0.51%     0.50%     0.50%     0.50%     0.30%     --          --

Ratio of Net Investment Income
to Average Net Assets ...........      5.02%     4.76%     5.20%     4.35%     2.65%     3.04%     5.17%     7.42%       8.25%(4)

Net Assets, End
of Period (in millions) ......... $     488 $     471 $     503 $     462 $     562 $     646 $     906 $   1,074   $      62

(1)  From December 5, 1989 (inception) through March 31, 1990.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(3) The ratios for years ended March 31, 1997 and March 31, 1996 include expenses paid through expense offset arrangements.

(4)  Annualized.


PROSPECTUS                   PERFORMANCE INFORMATION OF OTHER CLASS       9


                    PERFORMANCE INFORMATION OF OTHER CLASS
                              SHORT-TERM TREASURY

  The Advisor Class of the fund was established September 2, 1997. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.25% lower than the Advisor Class. Had the Advisor
Class been in existence for the fund for the time periods presented, the fund's performance information would be lower as a result of the higher expenses.

  The performance information for the year ended March 31, 1998, has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The performance information for the periods ended on or before March 31, 1997, has been audited by other independent accountants. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended
March 31, except as noted.

                                               1998         1997         1996         1995         1994       1993(1)

PER-SHARE DATA

Net Asset Value,
Beginning of Period .................... $     9.68   $     9.84   $     9.73   $     9.86   $    10.04   $    10.00
                                         ----------   ----------   ----------   ----------   ----------   ----------

Income From Investment Operations

  Net Investment Income ................       0.53         0.52         0.53         0.50         0.36         0.25

  Net Realized and Unrealized Gains
  (Losses) on Investment Transactions ..       0.12        (0.07)        0.11        (0.13)       (0.14)        0.04
                                         ----------   ----------   ----------   ----------   ----------   ----------
  Total From
  Investment Operations ................       0.65         0.45         0.64         0.37         0.22         0.29
                                         ----------   ----------   ----------   ----------   ----------   ----------
Distributions

  From Net Investment Income ...........      (0.53)       (0.52)       (0.53)       (0.50)       (0.36)       (0.25)

  From Net Realized Capital Gains ......       --          (0.09)        --           --          (0.03)        --

  In Excess of Net Realized Gains ......       --           --           --           --          (0.01)        --
                                         ----------   ----------   ----------   ----------   ----------   ----------
  Total Distributions ..................      (0.53)       (0.61)       (0.53)       (0.50)       (0.40)       (0.25)
                                         ----------   ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of Period ......... $     9.80   $     9.68   $     9.84   $     9.73   $     9.86   $    10.04
                                         ==========   ==========   ==========   ==========   ==========   ==========

  Total Return(2) ......................       6.89%        4.62%        6.71%        3.85%        2.16%        2.79%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets ..................       0.55%        0.61%        0.67%        0.67%        0.58%        --

Ratio of Net Investment Income
to Average Net Assets ..................       5.45%        5.26%        5.39%        5.22%        3.53%        4.50%(3)

Portfolio Turnover Rate ................        140%         234%         224%         141%         262%         158%

Net Assets, End
of Period (in thousands) ............... $   40,874   $   35,854   $   35,648   $   56,090   $   24,929   $   14,889

(1)  September 8, 1992 (inception) through March 31, 1993.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.


10     PERFORMANCE INFORMATION OF OTHER CLASS      AMERICAN CENTURY INVESTMENTS


                    PERFORMANCE INFORMATION OF OTHER CLASS
                          INTERMEDIATE-TERM TREASURY

  The Advisor Class of the fund was established September 2, 1997. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.25% lower than the Advisor Class. Had the Advisor
Class been in existence for the fund for the time periods presented, the fund's performance information would be lower as a result of the higher expenses.

  The performance information for the year ended March 31, 1998, has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The performance information for the periods ended on or before March 31, 1997, has been audited by other independent accountants. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended
March 31.

                                  1998         1997      1996      1995      1994      1993      1992      1991      1990      1989

PER-SHARE DATA

Net Asset Value,
Beginning of Year ............ $ 10.06      $ 10.24   $  9.99   $ 10.18   $ 10.73   $ 10.52   $ 10.23   $  9.87   $  9.63   $ 10.11
                               -------      -------   -------   -------   -------   -------   -------   -------   -------   -------

Income From
Investment Operations

  Net Investment Income ......    0.59         0.58      0.58      0.53      0.48      0.56      0.69      0.75      0.77      0.76

  Net Realized and Unrealized
  Gains (Losses) on Investment
  Transactions ...............    0.50        (0.18)     0.25     (0.19)    (0.27)     0.69      0.29      0.36      0.24     (0.49)
                               -------      -------   -------   -------   -------   -------   -------   -------   -------   -------
  Total From
  Investment Operations ......    1.09         0.40      0.83      0.34      0.21      1.25      0.98      1.11      1.01      0.27
                               -------      -------   -------   -------   -------   -------   -------   -------   -------   -------
Distributions

  From Net
  Investment Income ..........   (0.59)       (0.58)    (0.58)    (0.53)    (0.48)    (0.56)    (0.69)    (0.75)    (0.77)    (0.75)

  From Net Realized Gains on
  Investment Transactions ....    --           --        --        --       (0.06)    (0.48)     --        --        --        --

  In Excess of Net
  Realized Gains on
  Investment Transactions ....    --           --        --        --       (0.22)     --        --        --        --        --
                               -------      -------   -------   -------   -------   -------   -------   -------   -------   -------
  Total Distributions ........   (0.59)       (0.58)    (0.58)    (0.53)    (0.76)    (1.04)    (0.69)    (0.75)    (0.77)    (0.75)
                               -------      -------   -------   -------   -------   -------   -------   -------   -------   -------
Net Asset Value,
End of Year .................. $ 10.56      $ 10.06   $ 10.24   $  9.99   $ 10.18   $ 10.73   $ 10.52   $ 10.23   $  9.87   $  9.63
                               =======      =======   =======   =======   =======   =======   =======   =======   =======   =======

  Total Return(1) ............   11.04%        4.05%     8.42%     3.54%     1.85%    12.36%     9.92%    11.59%    10.61%     2.78%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets ........    0.51%        0.51%     0.53%     0.53%     0.51%     0.53%     0.59%     0.73%     0.75%     0.75%

Ratio of Net Investment Income
to Average Net Assets ........    5.63%        5.72%     5.65%     5.35%     4.50%     5.18%     6.55%     7.49%     7.66%     7.67%

Portfolio Turnover Rate ......     194%(2)      110%      168%       92%      213%      299%      149%       70%      217%      386%

Net Assets, End
of Year (in millions) ........ $   375      $   329   $   311   $   305   $   351   $   392   $   303   $   159   $    97   $    72

(1)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.

(2) Purchases, sales and market value amounts for Benham Intermediate-Term Government prior to the merger were excluded from the portfolio turnover calculation.


PROSPECTUS                   PERFORMANCE INFORMATION OF OTHER CLASS       11


                    PERFORMANCE INFORMATION OF OTHER CLASS
                              LONG-TERM TREASURY

  The Advisor Class of the fund was established September 2, 1997. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.25% lower than the Advisor Class. Had the Advisor
Class been in existence for the fund for the time periods presented, the fund's performance information would be lower as a result of the higher expenses.

  The performance information for the year ended March 31, 1998, has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The performance information for the periods ended on or before March 31, 1997, has been audited by other independent accountants. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended
March 31, except as noted.

                                                     1998          1997          1996          1995         1994        1993(1)

PER-SHARE DATA

Net Asset Value,
Beginning of Period ......................... $      9.32   $      9.67   $      9.05   $      9.38   $     10.24   $     10.00
                                              -----------   -----------   -----------   -----------   -----------   -----------

Income From Investment Operations

  Net Investment Income .....................        0.61          0.60          0.60          0.60          0.63          0.39

  Net Realized and Unrealized Gains
  (Losses) on Investment Transactions .......        1.26         (0.35)         0.62         (0.33)        (0.27)         0.24
                                              -----------   -----------   -----------   -----------   -----------   -----------
  Total From
  Investment Operations .....................        1.87          0.25          1.22          0.27          0.36          0.63
                                              -----------   -----------   -----------   -----------   -----------   -----------
Distributions

  From Net Investment Income ................       (0.61)        (0.60)        (0.60)        (0.60)        (0.63)        (0.39)

  From Net Realized Capital Gains ...........        --            --            --            --           (0.45)         --

  In Excess of Net Realized Capital Gains ...        --            --            --            --           (0.14)         --
                                              -----------   -----------   -----------   -----------   -----------   -----------
  Total Distributions .......................       (0.61)        (0.60)        (0.60)        (0.60)        (1.22)        (0.39)
                                              -----------   -----------   -----------   -----------   -----------   -----------
Net Asset Value, End of Period .............. $     10.58   $      9.32   $      9.67   $      9.05   $      9.38   $     10.24
                                              ===========   ===========   ===========   ===========   ===========   ===========

  Total Return(2) ...........................       20.48%         2.65%        13.46%         3.25%         2.87%         6.48%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets .......................        0.54%         0.60%         0.67%         0.67%         0.57%         --

Ratio of Net Investment Income
to Average Net Assets .......................        6.00%         6.28%         5.93%         6.84%         5.89%         7.18%(3)

Portfolio Turnover Rate .....................          57%           40%          112%          147%          200%           57%

Net Assets, End
of Period (in thousands) .................... $   103,381   $   126,570   $   110,741   $    34,906   $    18,003   $    20,975

(1)  September 8, 1992 (inception) through March 31, 1993.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.


12     PERFORMANCE INFORMATION OF OTHER CLASS     AMERICAN CENTURY INVESTMENTS


                    PERFORMANCE INFORMATION OF OTHER CLASS
                             SHORT-TERM GOVERNMENT

  The Advisor Class of the fund was established September 2, 1997; however no shares had been issued prior to the fund's fiscal year end. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.25% lower than the Advisor Class. Had the Advisor
Class been in existence for the fund for the time periods presented, the fund's performance information would be lower as a result of the higher expenses.

  The  performance  information  for the year  ended  March 31,  1998,  has been audited by  PricewaterhouseCoopers  LLP, independent  accountants,  whose report thereon appears in the fund's annual report,  which is incorporated by reference into the Statement of Additional  Information.  The performance  information for the periods  ended on or before  October  31,  1997,  has been  audited by other independent  accountants.  The annual  report  contains  additional  performance information  and will be made  available  upon request and without  charge.  The
information   presented   reflects  the   reorganization  of  the  fund  through
acquisition of the assets and liabilities of American Century-Benham  Short-Term
Government fund, a series of American  Century Mutual Funds,  Inc., and is for a
share outstanding throughout the years ended March 31, except as noted.

                    1998(1)    1997     1996     1995      1994    1993(2)  1992(2)  1991(2)   1990(2)  1989(2)   1988(2)

PER-SHARE DATA

Net Asset Value,
Beginning
of Period .........  $9.49     $9.47    $9.51    $9.27     $9.67    $9.61    $9.41    $9.08     $9.32    $9.42     $9.55
                     -----     -----    -----    -----     -----    -----    -----    -----     -----    -----     -----

Income From Investment
Operations

  Net Investment
  Income ..........   0.21      0.52     0.51     0.52      0.40     0.36     0.44     0.63      0.79     0.84      0.81

  Net Realized and
  Unrealized
  Gains (Losses)
  on Investment
  Transactions ....  (0.03)     0.02    (0.04)    0.24     (0.40)    0.06     0.20     0.33     (0.24)   (0.10)    (0.13)
                     -----      ----    -----     ----     -----     ----     ----     ----     -----    -----     -----
  Total From
  Investment
  Operations ......   0.18      0.54     0.47     0.76       --      0.42     0.64     0.96      0.55     0.74      0.68
                     -----      ----    -----     ----     -----     ----     ----     ----     -----    -----     -----
Distributions

  From Net
  Investment
  Income ..........  (0.21)    (0.52)  (0.51)    (0.52)    (0.40)   (0.36)   (0.44)   (0.63)    (0.79)    (0.84)   (0.81)

  From Net
  Realized Gains
  on Investment
  Transactions ....     --      --       --       --        --       --       --       --        --       --        --
                     -----      ----    -----     ----     -----     ----     ----     ----     -----    -----     -----
  Total
  Distributions ...  (0.21)    (0.52)   (0.51)   (0.52)    (0.40)   (0.36)   (0.44)   (0.63)    (0.79)   (0.84)    (0.81)
                     -----      ----    -----     ----     -----     ----     ----     ----     -----    -----     -----
Net Asset Value,
End of Period .....  $9.46     $9.49    $9.47    $9.51     $9.27    $9.67    $9.61    $9.41     $9.08    $9.32     $9.42
                     =====     =====    =====    =====     =====    =====    =====    =====     =====    =====     =====

  Total Return(3)..  1.95%     5.86%    5.09%    8.42%     0.07%    4.45%    6.85%   10.99%     6.28%    8.36%     7.44%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets ....... 0.59%(4)    0.68%    0.70%    0.70%     0.81%    1.00%  0.99%(5)   0.99%(5)  1.00%    1.00%     1.00%

Ratio of Net Investment
Income to Average
Net Assets .......5.43%(4)    5.53%    5.39%    5.53%     4.17%    3.73%    4.62%    6.88%     8.64%    9.10%     8.60%

Portfolio
Turnover Rate ....    54%      293%     246%     128%      470%     413%     391%     779%      620%     567%      578%

Net Assets,
End of Period
(in thousands) ..$808,464  $519,332  $349,772  $391,331  $396,753  $511,981  $569,430  $534,515  $455,536  $443,475  $440,38

(1) The fund's fiscal year end was changed from October 31 to March 31 resulting in a five month annual reporting period.

(2) The data presented has been restated to give effect to a 10 for 1 stock split in the form of a stock dividend that occurred on November 13, 1993.

(3)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for less than one year are not annualized.

(4)  Annualized.

(5) Expenses are shown net of management fees waived by the manager for low-balance fees collected during the period.


PROSPECTUS                   PERFORMANCE INFORMATION OF OTHER CLASS       13


                    PERFORMANCE INFORMATION OF OTHER CLASS
                                   GNMA FUND

  The Advisor Class of the fund was established September 2, 1997. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.25% lower than the Advisor Class. Had the Advisor
Class been in existence for the fund for the time periods presented, the fund's performance information would be lower as a result of the higher expenses.

  The performance information for the year ended March 31, 1998 has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The performance information for the periods ended on or before March 31, 1997, has been audited by other independent accountants. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended March 31.

                                 1998       1997       1996       1995      1994      1993        1992     1991      1990      1989

PER-SHARE DATA

Net Asset Value,
Beginning of Year ......... $   10.33  $   10.45  $   10.18  $   10.35 $   10.88  $   10.52  $   10.21 $    9.85 $   9.56 $    9.96
                            ---------  ---------  ---------  --------- ---------  ---------  --------- --------- -------- ---------
Income From
Investment Operations

  Net Investment
  Income ..................      0.69       0.71       0.74       0.72      0.66       0.79       0.86      0.88     0.90      0.89

  Net Realized and
  Unrealized Gains
  (Losses) on
  Investment Transactions .      0.34      (0.12)      0.27      (0.18)    (0.52)      0.36       0.31      0.36     0.29     (0.40)
                            ---------  ---------  ---------  --------- ---------  ---------  --------- --------- -------- ---------
  Total From Investment
  Operations ..............      1.03       0.59       1.01       0.54      0.14       1.15       1.17      1.24     1.19      0.49
                            ---------  ---------  ---------  --------- ---------  ---------  --------- --------- -------- ---------
Distributions

  From Net
  Investment Income .......     (0.69)     (0.71)     (0.74)     (0.71)    (0.66)     (0.79)     (0.86)    (0.88)   (0.90)    (0.89)

  From Net Realized Gains
  on Investment
  Transactions ............      --         --         --         --       (0.01)      --         --        --       --        --
                            ---------  ---------  ---------  --------- ---------  ---------  --------- --------- -------- ---------
  Total Distributions .....     (0.69)     (0.71)     (0.74)     (0.71)    (0.67)     (0.79)     (0.86)    (0.88)   (0.90)    (0.89)
                            ---------  ---------  ---------  --------- ---------  ---------  --------- --------- -------- ---------
Net Asset Value,
End of Year ............... $   10.67  $   10.33  $   10.45  $   10.18 $   10.35  $   10.88  $   10.52 $   10.21 $   9.85 $    9.56
                            =========  =========  =========  ========= =========  =========  ========= ========= ======== =========

  Total Return(1) .........     10.21%      5.84%     10.08%      5.53%     1.30%     11.28%     11.85%    13.16%   12.73%     5.07%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets(2) ..      0.58%      0.55%      0.58%      0.58%     0.54%      0.56%      0.62%     0.72%    0.75%     0.75%

Ratio of Net
Investment Income
to Average Net Assets .....      6.49%      6.84%      6.98%      7.08%     6.12%      7.31%      8.18%     8.85%    9.04%     9.11%

Portfolio Turnover Rate ...       133%       105%        64%       120%       49%        71%        97%      207%     433%      497%

Net Assets, End of
Year (in millions) ........ $   1,286  $   1,119  $   1,120  $     980 $   1,129  $   1,160  $     724 $     409 $    290 $     253

(1)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.

(2) The ratios for years ended March 31, 1997 and March 31, 1996, include expenses paid through expense offset arrangements.


14     PERFORMANCE INFORMATION OF OTHER CLASS      AMERICAN CENTURY INVESTMENTS


                    PERFORMANCE INFORMATION OF OTHER CLASS
                          INFLATION-ADJUSTED TREASURY

  The Advisor Class of the fund was established September 2, 1997; however no shares had been issued prior to the fund's fiscal year end. The financial information in this table regarding selected per share data for the fund reflects the performance of the fund's Investor Class of shares, which has a total expense ratio that is 0.25% lower than the Advisor Class. Had the Advisor
Class been in existence for the fund for the time periods presented, the fund's performance information would be lower as a result of the higher expenses.

  The performance information for the year ended March 31, 1998 has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon appears in the fund's annual report, which is incorporated by reference into the Statement of Additional Information. The performance information for the periods ended on or before March 31, 1997, has been audited by other independent accountants. The annual report contains additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended March 31, except as noted.

                                                              1998       1997(1)

PER-SHARE DATA

Net Asset Value, Beginning of Period .................... $    9.74   $   10.00
                                                          ---------   ---------

Income From Investment Operations

  Net Investment Income .................................      0.44        0.06

  Net Unrealized Losses on Investment Transactions ......     (0.11)      (0.26)
                                                          ---------   ---------
  Total From Investment Operations ......................      0.33       (0.20)
                                                          ---------   ---------
Distributions

  From Net Investment Income ............................     (0.44)      (0.06)
                                                          ---------   ---------
Net Asset Value, End of Period .......................... $    9.63   $    9.74
                                                          =========   =========

  Total Return(2) .......................................      3.45%      (1.98)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets .......      0.50%       0.50%(3)

Ratio of Net Investment Income to Average Net Assets ....      4.45%       5.03%(3)

Portfolio Turnover Rate .................................        69%       --

Net Assets, End of Period (in thousands) ................ $   5,279   $   2,277

(1)  February 10, 1997 (inception) through March 31, 1997.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.


PROSPECTUS                   PERFORMANCE INFORMATION OF OTHER CLASS       15


                        INFORMATION REGARDING THE FUNDS

INVESTMENT POLICIES OF THE FUNDS

    The funds have adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the funds identified on page 2 of this Prospectus, and any other investment policies designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

    Each fund (except Short-Term Government and the GNMA Fund) seeks income exempt from state taxes by investing in U.S. government securities whose interest payments are state tax-exempt. As a result, these funds' dividend distributions are expected to be exempt from state income tax. See page 27 for more information on tax treatment of the funds' distributions.

THE MONEY MARKET FUND

    The Money Market Fund seeks to maintain a $1.00 share price, although there is no guarantee it will be able to do so. Shares of the Money Market Fund are neither insured nor guaranteed by the U.S. government.

GOVERNMENT AGENCY

    Government Agency seeks to provide the highest rate of current return on its investments, consistent with safety of principal and maintenance of liquidity, by investing exclusively in short-term obligations of the U.S. government and its agencies and instrumentalities, the income from which is exempt from state taxes. Under normal conditions, at least 65% of the fund's total assets are invested in securities issued by agencies and instrumentalities of the U.S. government. Assets not invested in these securities are invested in U.S. Treasury securities. For temporary defensive purposes, the fund may invest up to 100% of its assets in U.S. Treasury securities. The fund's weighted average portfolio maturity will not exceed 90 days.

    The U.S. government provides varying levels of financial support to its agencies and instrumentalities.

THE U.S. TREASURY FUNDS

SHORT-TERM TREASURY, INTERMEDIATE-TERM
TREASURY, LONG-TERM TREASURY

    Short-Term Treasury, Intermediate-Term Treasury and Long-Term Treasury are quite similar to one another but can be differentiated by their dollar-weighted average maturities. Among these funds, the longer its dollar-weighted average maturity, the more its share price will fluctuate when interest rates change.

    This pattern is due, in part, to the time value of money. A bond's worth is determined in part by the present value of its future cash flows. Consequently, changing interest rates have a greater effect on the present value of a long-term bond than a short-term bond. Because of this interplay between market interest rates and share price, investors are encouraged to evaluate fund performance on the basis of total return.

    The investment objectives of the funds are as follows: Short-Term Treasury seeks to earn and distribute the highest level of current income exempt from state income taxes as is consistent with preservation of capital. Intermediate-Term Treasury seeks to earn and distribute the highest level of current income consistent with the conservation of assets and the safety provided by U.S. Treasury bills, notes and bonds. Long-Term Treasury seeks to provide a consistent and high level of current income exempt from state taxes.

    Short-Term, Intermediate-Term and Long-Term Treasury pursue their investment objectives by investing primarily in securities issued or guaranteed by the U.S. Treasury. As a result, each fund may invest in U.S. Treasury bills, bonds, notes and zero-coupon


16    INFORMATION REGARDING THE FUNDS               AMERICAN CENTURY INVESTMENTS


securities, all of which are also backed by the direct full faith and credit pledge of the U.S. government. In addition, the funds may invest up to 35% of their total assets in securities issued by agencies and instrumentalities of the U.S. government.

    Within this framework, the funds differ in the remaining maturities of their portfolio securities and the dollar-weighted average maturities of their overall portfolio. Under normal conditions, the funds' maturity characteristics are as follows: Short-Term Treasury invests primarily in securities with remaining maturities of 3 years or less, and maintains a weighted average portfolio maturity ranging from 13 months to three years. Intermediate-Term Treasury's weighted average portfolio maturity ranges from three to 10 years. Long-Term Treasury invests primarily in securities with maturities of 10 or more years and maintains a weighted average portfolio maturity ranging from 20 to 30 years.

    Each of the funds is designed to allow investors to seek competitive yields within their tolerance for share price fluctuations. Thus, Short-Term Treasury may be appropriate for investors who are seeking higher current yields than those available from money market funds and who can tolerate some share price volatility. Similarly, the current yield for Intermediate-Term Treasury will likely be higher than that of Short-Term Treasury, but the share price volatility will be greater. By maintaining an average portfolio maturity of 20 to 30 years, Long-Term Treasury offers investors the potential to earn higher current yields than those typically available from Short-Term Treasury and Intermediate-Term Treasury. Long-Term Treasury may also offer greater potential for capital appreciation. However, maintaining a relatively long average maturity also means that the Long-Term Treasury's share price generally will be the most volatile of the three funds.

INFLATION-ADJUSTED TREASURY

    Inflation-Adjusted Treasury pursues its investment objective by investing, under normal market conditions, at least 65% of its total assets in inflation-indexed Treasury securities that are backed by the full faith and credit of the U.S. government and indexed or otherwise structured by the U.S. Treasury to provide protection against inflation. Inflation-indexed Treasury securities may be issued by the U.S. Treasury in the form of notes or bonds. Up to 35% of the fund's total assets may be invested in inflation-indexed securities issued by U.S. government agencies and government-sponsored organizations. Inflation-Adjusted Treasury may also invest in U.S. Treasury securities which are not indexed to inflation for liquidity and total return, or if at any time the manager believes there is an inadequate supply of appropriate inflation-indexed securities in which to invest or when such investments are required as a temporary defensive measure. Inflation-Adjusted Treasury's portfolio may consist of any combination of these securities consistent with investment strategies employed by the manager. While Inflation-Adjusted Treasury seeks to provide a measure of inflation protection to its investors, there is no assurance that the fund will provide less risk than a fund investing in conventional fixed principal securities.

    There are no maturity or duration restrictions for the securities in which Inflation-Adjusted Treasury may invest. The U.S. Treasury has issued inflation-indexed Treasury securities with five-year and 10-year terms to maturity. It has announced its intention (although there is no guarantee it will do so) to issue additional securities with a term to maturity as long as 30 years. The manager will buy from among the available issues those securities that will provide the maximum relative value to the fund.

    Inflation-Adjusted Treasury may be appropriate for investors who are seeking to protect all or a part of their investment portfolio from the effects of inflation. Traditional U.S. Treasury fixed-principal notes and bonds pay a stated return or rate of interest in dollars and are redeemed at their par amount. Inflation during the period that the securities are outstanding will diminish the future purchasing power of these dollars. Inflation-Adjusted Treasury is designed to serve as a vehicle to protect against this diminishing effect.

    Inflation-Adjusted Treasury is designed to provide total return consistent with an investment in inflation-indexed Treasury securities. Inflation-Adjusted Treasury's yield will reflect both the inflation-adjusted interest income and the inflation adjustment to principal which are features of


PROSPECTUS                           INFORMATION REGARDING THE FUNDS     17


inflation-indexed Treasury securities. The current income generated by Inflation-Adjusted Treasury will vary with month to month changes in the CPI index and may be substantially more or substantially less than traditional fixed-principal securities.

    Inflation-indexed securities in which the fund may invest are relatively new securities. There are special investment risks, particularly share price volatility and potential adverse tax consequences, associated with investment in inflation-indexed securities. These risks are described in the section titled "Risk Factors and Investment Techniques," on this page. You should read that section carefully to make sure you understand the nature of Inflation-Adjusted Treasury before you invest in it.

THE GOVERNMENT AGENCY FUNDS

SHORT-TERM GOVERNMENT

    Short-Term Government seeks to provide investors with a high level of current income, consistent with stability of principal. Short-Term Government pursues this objective by investing primarily in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. Under normal conditions, the manager invests at least 65% of Short-Term Government's total assets in securities of the U.S. government and its agencies and maintaining a weighted average duration of three years or less.

GNMA FUND

    The GNMA Fund seeks to provide a high level of current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-backed Ginnie Mae certificates.

    Ginnie Mae certificates represent interests in pools of mortgage loans and in the cash flows from those loans. These certificates are guaranteed by GNMA and backed by the full faith and credit of the U.S. government as to the timely payment of interest and repayment of principal, which means that the GNMA Fund receives its share of interest and principal payments owed on the underlying pool of mortgage loans, regardless of whether borrowers make their scheduled mortgage payments.

    Assets not invested in Ginnie Mae certificates, directly or indirectly, are invested in other U.S. government securities or repurchase agreements collateralized by U.S. government securities. For temporary defensive purposes, the GNMA Fund may invest 100% of its assets in these securities.

    A unique feature of mortgage-backed securities, such as Ginnie Mae certificates, is that their principal is scheduled to be paid back gradually for the duration of the loan rather than in one lump sum at maturity. Investors (such as the GNMA Fund) receive scheduled monthly payments of principal and interest, but they may also receive unscheduled prepayments of principal on the underlying mortgages. See "Mortgage-Backed Securities" on page 19 for a discussion of prepayment risk.

RISK FACTORS AND INVESTMENT TECHNIQUES

    The obligations in which the funds may invest differ from one another in their interest rates, maturities, dates of issuance and interest payment schedules. The pertinent features of the types of obligations in which the funds may invest are described in this section.

U.S. GOVERNMENT SECURITIES

    U.S. Treasury bills, notes, zero-coupon bonds and other bonds are direct obligations of the U.S. Treasury, which has never failed to pay interest and repay principal when due. Treasury bills have initial maturities of one year or less, Treasury notes from two to 10 years, and Treasury bonds more than 10 years. Although U.S. Treasury securities carry little principal risk if held to maturity, the prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates.

    A number of U.S. government agencies and government-sponsored organizations issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit to home buyers or farmers. Among these agencies are the Federal Home Loan Banks, the Federal Farm Credit
Banks, the Student Loan Marketing Association and the Resolution Funding Corporation.

    Some agency securities are backed by the full faith and credit of the U.S. government, and some are guaranteed only by the issuing agency. Agency securities typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury.


18      INFORMATION REGARDING THE FUNDS          AMERICAN CENTURY INVESTMENTS


    Interest rates on agency securities may be fixed for the term of the investment (fixed-rate agency securities) or tied to prevailing interest rates (floating-rate agency securities). Interest rate resets on floating-rate agency securities generally occur at intervals of one year or less, based on changes in a predetermined interest rate index.

    Floating-rate agency securities frequently have caps limiting the extent to which coupon rates can be raised. The price of a floating-rate agency security may decline if its capped coupon rate is lower than prevailing market interest rates. Fixed- and floating-rate agency securities may be issued with a call date (which permits redemption before the maturity date). The exercise of a call may reduce an obligation's yield to maturity. Capital Preservation may not invest in floating-rate agency securities.

MORTGAGE-BACKED SECURITIES

    Short-Term Government and the GNMA Fund may purchase mortgage pass-through securities. These represent interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly. These monthly mortgage payments are, in effect "passed-through" to the security holder, (minus fees paid to the security's issuer or guarantor). Although fixed-rate mortgages typically have stated maturities of 30 or more years, most mortgage holders pay off their mortgages before they mature which may make these subject to prepayment risk.

    Also,  mortgage-backed   securities,  like  other  fixed-income  securities,
generally decrease in value as a result of increases in interest rates, but benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment resulting from homeowners' refinancing their mortgages to take advantage of lower interest rates. On average, securities backed by 30-year mortgages return principal within seven to 10 years. As a result, these securities have historically exhibited behavior comparable to seven- to 10-year Treasury notes, while offering higher yields.

    The primary issuers of mortgage securities are FNMA, FHLMC and GNMA. Payments of principal and interest on GNMA securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. government. FNMA and FHLMC have a close relationship with the U.S. government so even though their securities are not backed by the full faith and credit of the U.S. government, the manager considers them to be high-quality securities with minimal credit risks.

ADJUSTABLE-RATE MORTGAGE SECURITIES


    Adjustable-rate mortgage securities (ARMs) are pass-through securities collateralized by mortgages with adjustable, rather than fixed, interest rates. The interest rate payments and amortization of principal on the underlying adjustable-rate mortgages are tied to changes in predetermined interest rate indices. ARM rates are readjusted at intervals of one year or less, subject to maximums (caps) and minimums (floors) on the rates that can be charged to mortgage holders during a given period and during the life of a mortgage. These periodic rate adjustments allow ARM investors to participate in market interest rate increases (to produce higher yields with less share price volatility) but only to the extent that the current rate on the underlying mortgages remain at or below their specified caps.


    If ARMs are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in a decline in share price. On the other hand, if ARMs are purchased at a discount, both scheduled and unscheduled payments of principal may accelerate the recognition of income and thereby increase the Fund's yield and total return.

    The mortgages that collateralize ARMs issued by GNMA are fully guaranteed by the Federal Housing Administration or the Department of Veterans Affairs, which are divisions of the U.S. government. The mortgages that collateralize ARMs issued by FNMA or FHLMC typically are conventional residential mortgages that conform to standards prescribed by FNMA or FHLMC and are guaranteed by those instrumentalities.

COLLATERALIZED MORTGAGE OBLIGATIONS

    Collateralized mortgage obligations (CMOs) are mortgage-backed securities issued by government agencies; single-purpose, stand-alone financial subsidiaries; trusts established by financial institutions; or similar institutions. Short-Term Government and the GNMA Fund may buy CMOs, provided that they:


PROSPECTUS                            INFORMATION REGARDING THE FUNDS     19


    * Are collateralized by pools of mortgages in which payment of principal and interest of each mortgage is guaranteed by an agency or instrumentality of the U.S. government;

    * Are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer, and the guarantee is collateralized by U.S. government securities; or

    * Are securities in which the proceeds of the issue are invested in mortgage securities and payments of principal and interest is supported by the credit of an agency or instrumentality of the U.S. government.

STRIPPED MORTGAGE-BACKED SECURITIES

    Stripped mortgage-backed securities (which are permitted investments for Short-Term Government only) are usually structured with two classes. One class will receive all of the interest (the interest-only class, or "IO"), whereas the other class will receive all of the principal (the principal-only class, or "PO"). Stripped mortgage securities are likely to experience greater price volatility than other types of mortgage securities in which Short-Term Government invests. The yield to maturity on the IO class is extremely sensitive, not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying mortgage assets. If prepayments accelerate, Short-Term Government may not fully recover its initial investment in these securities.

    Short-Term Government's investments in stripped mortgage securities together with investment's in illiquid securities may not exceed 15% of net assets.

INFLATION-INDEXED TREASURY SECURITIES

    Inflation-indexed Treasury securities are Treasury securities with a final value and interest payment stream linked to the inflation rate. Inflation-indexed Treasury securities may be issued in either note or bond form. Inflation-indexed Treasury notes have maturities of at least one year, but not more than 10 years. Inflation-indexed Treasury bonds have maturities of more than 10 years.

    Inflation-indexed Treasury securities may be attractive to investors seeking an investment backed by the full faith and credit of the U.S. government that provides a return in excess of the rate of inflation. These securities are new to the U.S. market, having first been sold in January 1997. There is uncertainty as to how these securities will be treated by the marketplace. See "Development of Inflation-Indexed Securities Market" on page 21. Inflation-indexed Treasury securities will be auctioned and issued on a quarterly basis.

STRUCTURE AND INFLATION INDEX

    The principal value of inflation-indexed Treasury securities will be adjusted to reflect changes in the level of inflation. The index for measuring the inflation rate for inflation-indexed Treasury securities is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers published monthly by the U.S. Department of Labor's Bureau of Labor Statistics.


    Semiannual coupon interest payments are made at a fixed percentage of the inflation-indexed principal value. The coupon rate for the semiannual interest rate of each issuance of inflation-indexed Treasury securities is determined at the time the securities are sold to the public (i.e., by competitive bids in the auction). The coupon rate will likely reflect "real yields" available in the Treasury market; "real yields" are the prevailing yields on similar maturity
Treasury securities less then-prevailing inflation expectations. While a reduction in inflation will cause a reduction in the interest payment made on the securities, the repayment of principal at the maturity of the security is guaranteed by the Treasury to be not less than the original face or par amount of the security at issuance.


INDEXING METHODOLOGY


    The principal value of inflation-indexed Treasury securities will be indexed, or adjusted, to account for changes in the Consumer Price Index. Semiannual coupon interest payment amounts will be determined by multiplying the inflation-indexed principal amount by one-half the stated rate of interest on each interest payment date.


TAXATION

    Taxation applicable to inflation-indexed Treasury securities is similar to conventional bonds. Both interest payments and the difference between original principal and the inflation-adjusted principal will be treated as interest income subject to taxation. Interest


20    INFORMATION REGARDING THE FUNDS              AMERICAN CENTURY INVESTMENTS


payments are taxable when received or accrued. The inflation adjustment to the principal is subject to tax in the year adjustment is made, not at maturity of the security when the cash from the repayment of principal is received. If an upward adjustment has been made (which typically should happen), investors in non-tax deferred accounts will pay taxes on this amount currently. Decreases in the indexed principal can only be deducted from current or previous interest payments reported as income.

    Inflation-indexed Treasury securities therefore have a potential cash flow mismatch to an investor, since investors must pay taxes on the inflation-adjusted principal before the repayment of principal is received. It is possible that, particularly for high income tax bracket investors, inflation-indexed Treasury securities would not generate enough income in a given year to cover the tax liability it could create. This is similar to the current tax treatment for zero coupon bonds and other discount securities. If inflation-indexed Treasury securities are sold prior to maturity, capital losses or gains are realized in the same manner as traditional bonds.

    Inflation-Adjusted Treasury, however, distributes all income on a monthly basis. Investors in Inflation-Adjusted Treasury will receive dividends which represent both the interest payments and the principal adjustments of the inflation-indexed securities held in its portfolio. An investment in Inflation-Adjusted Treasury may therefore be a means to avoid the cash flow mismatch associated with a direct investment in inflation-indexed securities. For more information about taxes and their effect on you as an investor in the fund, see "Taxes," on page 27.

U.S GOVERNMENT AGENCIES

    A number of U.S. government agencies and government-sponsored organizations may issue inflation-indexed securities. Some U.S. government agencies have issued inflation-indexed securities whose design mirrors that of the inflation-indexed Treasury securities described on the previous page.

DEVELOPMENT OF INFLATION-INDEXED SECURITIES MARKET

    The Treasury securities market is the largest and most liquid securities market in the world. The marketability of inflation-indexed Treasury securities and inflation-indexed securities generally may be enhanced over time as additional inflation-indexed securities are issued and more investors participate in the market.

    Inflation-Adjusted Treasury will purchase inflation- indexed securities at auction or in the secondary market as the manager deems appropriate. The secondary market for inflation-indexed securities may not be as active as the secondary market for Treasury and U.S. government agency fixed-principal notes and bonds. In addition, inflation-indexed securities may not be as widely traded or as well understood as fixed-principal securities, nor is it known at this time exactly how the secondary market will develop.


    If the number of inflation-indexed securities market participants is limited, it may result in larger spreads between bid and asked prices for inflation-indexed securities than the bid-asked spreads for fixed-principal notes and bonds with similar terms to maturity. Such larger bid-ask spreads normally result in higher transactions costs and/or lower returns. If the market does not develop sufficient liquidity, large buyers or sellers of these securities may have a disproportionately negative impact on the value of the securities and, hence, Inflation-Adjusted Treasury's net asset value.


    The manager currently believes that the market for inflation-indexed securities will be sufficient to permit Inflation-Adjusted Treasury to pursue its investment objective. However, should the market for inflation-indexed securities prove less active than anticipated by the manager, the manager is authorized to treat such an environment as an abnormal market condition. During such a period, Inflation-Adjusted Treasury will not be fully pursuing its investment objective.

SHARE PRICE VOLATILITY

    Inflation-indexed securities are designed to offer a return linked to inflation, thereby protecting future purchasing power of the money invested in them. However, inflation-indexed securities provide this "protected" return only if held to maturity. In addition, inflation-indexed securities may not trade at par value. "Real" interest rates (the market rate of interest less the anticipated rate of inflation) change over time, as a result of many factors, such as what investors are demanding as a true value for money. When real rates


PROSPECTUS                               INFORMATION REGARDING THE FUNDS    21


do change, inflation-indexed securities prices will be more sensitive to these changes than conventional bonds, since these securities were sold originally based upon a "real" interest rate that is no longer prevailing. Should market expectations for real interest rates rise, the price of inflation-indexed securities and the share price of Inflation-Adjusted Treasury will fall. Investors in the fund should be prepared to accept not only this share price volatility but also the possible adverse tax consequences it may cause.

    An investment in securities featuring inflation-adjusted principal and/or interest involves factors not associated with more traditional fixed-principal securities. Such factors include the possibility that the inflation index may be subject to significant changes in interest rates, that changes in the index may or may not correlate to changes in interest rates generally or changes in other indices, that the resulting interest may be greater or less than that payable on other securities of similar maturities. In the event of sustained deflation, it is possible that the amount of semiannual interest payments, the inflation-adjusted principal of the security and the value of the stripped components, will decrease. If any of these possibilities are realized, Inflation-Adjusted Treasury's net asset value could be negatively affected.

REPURCHASE AGREEMENTS

    Each fund, with the exception of Government Agency, may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

    A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

    Since the security purchase constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

    Each of the funds, with the exception of Government Agency, may invest in repurchase agreements with respect to any security in which that fund is authorized to invest, even if the remaining maturity of the underlying security would make that security ineligible for purchase by such fund.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

    For additional information regarding the investment practices of any of the funds, see the Statement of Additional Information.

PORTFOLIO TURNOVER


    The portfolio turnover rates of the U.S. Treasury Funds and the Government Agency Funds are shown in the financial information of this Prospectus.


    Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to a fund's objective(s). The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and, accordingly, the annual portfolio turnover rate cannot be accurately predicted.


    The portfolio turnover of each fund may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly higher transaction costs, which is a cost that the funds pay directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by a fund since short-term capital gains are taxable as ordinary income.


WHEN-ISSUED AND FORWARD COMMITMENT  AGREEMENTS

    Each of the funds may purchase new issues of securities on a when-issued or forward commitment basis when, in the opinion of the manager, such purchases will further the investment objectives of the fund. The price of when-issued securities is established at the time the commitment to purchase is


22    INFORMATION REGARDING THE FUNDS              AMERICAN CENTURY INVESTMENTS



made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account for each fund consisting of cash or appropriate liquid assets in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.


CASH MANAGEMENT

    Each of the funds may invest up to 5% of its total assets in any money market fund, including those advised by the manager, provided that the investment is consistent with the fund's investment policies and restrictions.

    Up to 10% of the funds' total assets may be invested in this manner.

OTHER TECHNIQUES


    The manager may buy other types of securities or employ other portfolio management techniques on behalf of a fund including reverse repurchase agreements. When SEC guidelines require it to do so, the fund will set aside cash or appropriate liquid assets in a segregated account to cover the fund's obligations.


PERFORMANCE ADVERTISING

    From time to time, the funds may advertise performance data. fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return, yield, effective yield and tax-equivalent yield (for tax-exempt funds). Performance data may be quoted separately for the Advisor Class and for the other class.

    Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

    A quotation of yield reflects a fund's income over a stated period expressed as a percentage of the fund's share price. In the case of the Money Market Fund, yield is calculated by measuring the income generated by an investment in the fund over a seven-day period (net of fund expenses). This income is then annualized; that is, the amount of income generated by the investment over the seven-day period is assumed to be generated over each similar period each week throughout a full year and is shown as a percentage of the investment.

    With respect to the U.S. Treasury Funds and the Government Agency Funds, yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

    The effective yield is calculated in a similar manner but, when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect on the assumed reinvestment.

    Yields are calculated according to accounting methods that are standardized in accordance with SEC rules. Because yield accounting methods differ from the methods used for other accounting purposes, a fund's yield may not equal the income paid on its shares or the income reported in the fund's financial statements.

    A tax-equivalent yield demonstrates the taxable yield necessary to produce an after-tax yield equivalent to that of a mutual fund that invests in exempt obligations. Each fund (with the exception of Short-Term Government and the GNMA
Fund) may quote tax-equivalent yield, which show the taxable yields an investor would have to earn before taxes to equal the fund's tax-free yield. As a prospective investor in the funds, you should determine whether your state tax-equivalent yield is likely to be higher with a taxable or with a tax-exempt fund. To determine this, you may use the formula depicted below.


PROSPECTUS                          INFORMATION REGARDING THE FUNDS       23



    The tax-equivalent yield is based on each fund's current state tax-free yield and your state income tax rate. The formula is:


           Fund's State Tax-Free Yield                       Your Tax-
      ------------------------------------       =       Equivalent Yield
             100% - State Tax Rate


    The funds may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or IBC's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the IBC's Money Fund Average and Bank Rate Monitor National Index of 21/2-year CD rates. Fund performance may also be compared, on a relative basis, to the other funds in our fund family. This relative comparison, which may be based upon historical fund performance or historical or expected volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.


    All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.


24      INFORMATION REGARDING THE FUNDS          AMERICAN CENTURY INVESTMENTS


                HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

    The following section explains how to purchase, exchange and redeem Advisor Class shares of the funds offered by this Prospectus.

HOW TO PURCHASE AND SELL AMERICAN CENTURY
FUNDS

    One or more of the funds offered by this Prospectus is available as an investment option under your employer-sponsored retirement or savings plan or through or in connection with a program, product or service offered by a financial intermediary, such as a bank, broker-dealer or an insurance company. Since all records of your share ownership are maintained by your plan sponsor, plan recordkeeper, or other financial intermediary, all orders to purchase, exchange and redeem shares must be made through your employer or other financial intermediary, as applicable.

    If you are purchasing through a retirement or savings plan, the administrator of your plan or your employee benefits office can provide you with information on how to participate in your plan and how to select American Century funds as an investment option.

    If you are purchasing through a financial intermediary, you should contact your service representative at the financial intermediary for information about how to select American Century funds.

    If you have questions about a fund, see "Investment  Policies of the Funds,"
page  16,  or  call  one  of  our  Institutional   Service   Representatives  at
1-800-345-3533.

    Orders to purchase shares are effective on the day we receive payment. See "When Share Price Is Determined," page 26.

    We may discontinue offering shares generally in the funds (including any class of shares of a fund) or in any particular state without notice to shareholders.

    To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

HOW TO EXCHANGE FROM ONE AMERICAN CENTURY
FUND TO ANOTHER

    Your plan or program may permit you to exchange your investment in the shares of a fund for shares of another fund in our family. See your plan administrator, employee benefits office or financial intermediary for details on the rules in your plan governing exchanges.

HOW TO REDEEM SHARES

    Subject to any restrictions imposed by your employer's plan or financial intermediary's program, you can sell ("redeem") your shares through the plan or financial intermediary at their net asset value. Your plan administrator, trustee, or financial intermediary or other designated person must provide us with redemption instructions. The shares will be redeemed at the net asset value next computed after receipt of the instructions in good order. See "When Share Price Is Determined," page 26. If you have any questions about how to redeem, contact your plan administrator, employee benefits office, or service representative at your financial intermediary, as applicable.

TELEPHONE SERVICES

INVESTORS LINE

    To request information about our funds and a current Prospectus, or get answers to any questions that you may have about the funds and the services we offer, call one of our Institutional Service Representatives at 1-800-345-3533.


PROSPECTUS            HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS       25


                    ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

    The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds except funds issued by American Century Target Maturities Trust, net asset value is determined as of the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. The net asset values for Target Maturities funds are determined one hour prior to the close of the Exchange.

    Investments and requests to redeem or exchange shares will receive the share price next determined after receipt by us of the investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents before the time as of which the net asset value is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of the close of the Exchange on the next day the Exchange is open.

    Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the time as of which the net asset value of the fund is determined.

    Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

    Investment and transaction instructions received by us on any business day by mail prior to the time as of which the net asset value of the fund is determined will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

    If you invest in fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the funds' transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the funds' procedures or any contractual arrangement with the funds or the funds' distributor in order for you to receive that day's price.

    We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the fund's behalf up to the applicable cut-off time. The fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the fund's net asset value next determined after acceptance on the fund's behalf by such intermediary.

HOW SHARE PRICE IS DETERMINED

    The valuation of assets for determining net asset value may be summarized as follows:

    Portfolio securities of each fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

    Debt securities not traded on a principal securities exchange are valued through valuations obtained


26    ADDITIONAL INFORMATION YOU SHOULD KNOW       AMERICAN CENTURY INVESTMENTS


from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.


    Pursuant to a determination by the Money Market Fund's Board of Trustees and Rule 2a-7 under the Investment Company Act of 1940, portfolio securities of the funds are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.


WHERE TO FIND INFORMATION ABOUT SHARE PRICE

    The net asset values of the Investor Class of the funds are published in leading newspapers daily. The yields of the Money Market Fund are published weekly in leading financial publications and daily in many local newspapers. Because the total expense ratio for the Advisor Class shares is 0.25% higher than the Investor Class, their net asset values will be lower than the Investor Class. The net asset values of the Advisor Class may be obtained by calling us.

DISTRIBUTIONS

    At the close of each day including Saturdays, Sundays and holidays, net income of the U.S. Treasury Funds and the Government Agency Funds is determined and declared as a distribution. The distribution will be paid monthly on the last Friday of each month, except for year-end distributions which will be made on the last business day of the year. For the Money Market Fund, dividends are declared and credited (i.e., available for redemption) daily and distributed monthly on the last Friday of each month.

    You will begin to participate in the distributions the day AFTER your purchase is effective. See "When Share Price Is Determined," page 26. If you redeem shares, you will receive the distribution declared for the day of the redemption. If all shares are redeemed (other than by CheckWriting), the distribution on the redeemed shares will be included with your redemption proceeds.

    Distributions from net realized capital gains, if any, generally are declared and paid once a year, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act. The Money Market Fund does not expect to realize any long-term capital gains and, accordingly, do not expect to make any capital gains distributions.

    Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in certain IRAs and 403(b) plans paid in cash only if you are at least 59(1)/(2) years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

    A distribution does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.


    Because such gains and dividends are included in the price of your shares, when they are distributed the price of your shares is reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution.


TAXES

    Each fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.

TAX-DEFERRED ACCOUNTS

    If fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the funds will generally not be


PROSPECTUS                       ADDITIONAL INFORMATION YOU SHOULD KNOW     27


subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

    Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS

    If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, except as described below. The dividends from net income of the funds do not qualify for the 70% dividends-received deduction for corporations since they are derived from interest income. Distributions from gains on assets held greater than 12 months, but no more than 18 months (28% rate gain) and/or assets held greater than 18 months (20% rate gain) are taxable as long-term capital gains regardless of the length of time you have held the shares on which such distributions are paid. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.

    Inflation-indexed securities purchased by Inflation-Adjusted Treasury accrue additional interest for federal income tax purposes in addition to the current interest paid. This additional interest is commonly referred to as "imputed income." Inflation- Adjusted Treasury must distribute this imputed income to shareholders as ordinary income dividends. In periods of high inflation, it is possible that the imputed income earned by Inflation-Adjusted Treasury will exceed current interest earned.

    Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains (28% and/or 20% rate gain).

    In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

    Distributions may also be subject to state and local taxes, even if all or a substantial part of such distribution are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

    If you have not complied with certain provisions of the Internal Revenue Code, either we or your financial intermediary is required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or Tax Identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or Tax Identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

    Redemption of shares of a fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize a gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be considered long-term subject to tax at a maximum rate of 28% (28% rate gain/loss) if


28    ADDITIONAL INFORMATION YOU SHOULD KNOW       AMERICAN CENTURY INVESTMENTS


shareholders have held such shares for a period of more than 12 months, but no more than 18 months and long-term subject to tax at a maximum rate of 20%, minimum of 10%, (20% rate gain/loss) if shareholders have held such shares for a period of more than 18 months. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

MANAGEMENT

INVESTMENT MANAGEMENT

    The funds are open-end series of the American Century Government Income Trust (the "Trust"). Under the laws of the Commonwealth of Massachusetts, the Board of Trustees is responsible for managing the business and affairs of the Trust. Acting pursuant to an investment management agreement entered into with the funds, American Century Investment Management, Inc. serves as the investment manager of the funds. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The manager has been providing investment advisory services to investment companies and institutional clients since it was founded in 1958.

    The manager supervises and manages the investment portfolio of each fund and directs the purchase and sale of their investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the funds. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the funds' portfolios as it deems appropriate in pursuit of the funds' investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the funds as necessary between team meetings.

    The portfolio manager members of the teams managing the funds described in this Prospectus and their work experience for the last five years are listed as follows:


    DAVID SCHROEDER, Vice President and Senior Portfolio Manager, is the manager of the teams that manage the funds in the American Century Government Income Trust and has been a member of the teams that manage Intermediate-Term Treasury since January 1992, Long-Term Treasury since September 1992, the GNMA Fund since January 1996 and Inflation-Adjusted Treasury since its inception in February 1997. Mr. Schroeder joined American Century in 1990. He holds a bachelor's degree from Pomona College.

    ROBERT V. GAHAGAN, Vice President and Portfolio Manager, has been a member of the team that manages Short-Term Treasury since March 1996, Intermediate-Term Treasury since January 1998, and Short-Term Government since December 1990. Mr. Gahagan joined American Century in 1983. Mr. Gahagan is a member of the Association of Investment Management and Research (AIMR). He holds a bachelor's degree in economics and an MBA from the University of Missouri-Kansas City.

    CASEY COLTON, Senior Portfolio Manager, has been a member of the team that manages the GNMA Fund since January 1994 and Long-Term Treasury since January 1996. Mr. Colton joined American Century in 1990. Before being promoted to his current position, Mr. Colton was a municipal analyst. He holds a bachelor's degree in business administration from San Jose State University and a master's degree from the University of Southern California. He is a Chartered Financial Analyst and a Certified Public Accountant.

    NEWLIN RANKIN, Senior Portfolio Manager, has been a member of the team that manages Short-Term Government since January 1995 and Short-Term Treasury since March 1996. Mr. Rankin joined American Century in 1994. Before joining American Century, he was an Assistant Vice President at Wells Fargo Bank (1991 to 1993). He holds a bachelor's degree and an MBA from the University of San Francisco.

    AMY O'DONNELL, Portfolio Manager, has been a member of the team that manages Capital Preservation and Government Agency since April 1997 and had previously managed these funds from 1992 through 1995. Ms. O'Donnell joined American Century in 1987. She holds a bachelor's degree in business administration and an MBA from California State University, Hayward.

    JEREMY FLETCHER, Associate Portfolio Manager, has been a member of the team that manages the funds in



PROSPECTUS                     ADDITIONAL INFORMATION YOU SHOULD KNOW    29



American Century Government Income Trust since August 1997. Mr. Fletcher joined American Century in 1991. Before being promoted to his current position, Mr. Fletcher was a portfolio administrator. He holds bachelor's degrees in economics and mathematics from Claremont McKenna College and is a candidate for the Chartered Financial Analyst designation.


    The activities of the manager are subject only to directions of the Board of Trustees. The manager pays all the expenses of the funds except brokerage, taxes, portfolio insurance, interest, fees and expenses of the non-interested person Trustees (including counsel fees) and extraordinary expenses.


    For the services provided to the funds, the manager receives a monthly fee based on a percentage of the average net assets of each fund. The annual rate at which this fee is assessed is determined monthly in a two-step process. First, a fee rate schedule is applied to the assets of all of the funds in a fund's investment category which are managed by the manager (the "Investment Category Fee"). For example, when calculating the fee for a Money Market Fund, all of the assets of the money market funds managed by the manager are aggregated. The three investment categories are: Money Market Funds, Bond Funds and Equity Funds. Second, a separate fee rate schedule is applied to the assets of all of the funds managed by the manager (the "Complex Fee"). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by the fund to the manager. Currently, the Investment Category Fee for each of the funds is an annual rate of the average net assets of the fund as follows: Government Agency, 0.18%; Short-Term Treasury, 0.23%; Intermediate-Term Treasury, 0.21%; Long-Term Treasury, 0.22%; Inflation-Adjusted Treasury, 0.34%; and Short-Term Government and the GNMA Fund, 0.29%. The Complex Fee is currently an annual rate of 0.05% of the average net assets of a fund. Further information about the calculation of the annual management fee is contained in the Statement of Additional Information.


    On the first business day of each month, the funds pay a management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for a fund by the aggregate average daily closing value of a fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

    The funds and the manager have adopted a Code of Ethics, which restricts personal investing practices by employees of the manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of the fund shareholders come before the interests of the people who manage those funds.

TRANSFER AND ADMINISTRATIVE SERVICES

    American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111 (the "transfer agent"), acts as transfer agent and dividend-paying agent for the manager. It provides facilities, equipment and personnel to the funds and is paid for such services by the manager.

    Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the co-administrator for the funds. FDI is responsible for (i) providing certain officers of the funds and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of FDI are paid by the manager out of its management fee.

    Although there is no sales charge levied by the funds, transactions in shares of the funds may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker-dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the funds or the manager. You should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.

    From time to time, special services may be offered to shareholders who maintain higher share balances


30    ADDITIONAL INFORMATION YOU SHOULD KNOW      AMERICAN CENTURY INVESTMENTS


in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager or its affiliates.

    The manager and the transfer agent are both wholly owned by American Century Companies, Inc. (ACC). James E. Stowers Jr., Chairman of the Board of Directors of ACC, controls ACC by virtue of his ownership of a majority of its common stock.


YEAR 2000 ISSUES

    Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. The funds and the manager depend upon the computer systems of various service providers, including the transfer agent, for their day-to-day operations. Inadequate remediation of the Year 2000 problem by these service providers and others with whom they interact could have an adverse effect on the funds' operations, including pricing, securities trading and settlement, and the provision of shareholder services.

    The transfer agent, in cooperation with the manager, has assembled a team of information technology professionals who are taking steps to address Year 2000 issues with respect to its own computers and to obtain satisfactory assurances that comparable steps are being taken by the funds' and the manager's other major service providers and vendors. The key phases of the remediation plan include: an inventory of all internal systems, vendor products and services and data providers (substantially completed in 1997); an assessment of all systems for date reliance and the impact of the century rollover on each (substantially completed with respect to critical systems in early 1998); and the renovation and testing of affected systems (targeted for completion with respect to critical systems by the end of 1998). The manager will pay for the remediation effort with revenues from its management fee, so that the funds will not directly bear any of the cost.

    In light of these remediation efforts, the funds do not anticipate a material adverse impact on their business or operations. However, there can be no assurance that the remediation plan will be sufficient and timely or that interaction with other noncomplying computer systems will not have a material adverse effect on the funds' business, operations or financial condition.

    In addition, the issuers of the securities in which the funds invest may have Year 2000 computer problems. Although the media and various regulatory agencies have focused a great deal of attention on the need for issuers to assess and remediate these problems, their failure to do so could hurt the funds' performance.


DISTRIBUTION OF FUND SHARES

    The funds' shares are distributed by FDI (the Distributor), a registered broker-dealer. FDI is a wholly owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

    Investors may open accounts with American Century only through the Distributor. All purchase transactions in the funds offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the Distributor.

    As agent for the funds and the manager, the Distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the funds' shares and/or the use of the funds' shares in various financial services. The manager (or an affiliate) pays all expenses incurred in promoting sales of, and distributing, the Advisor Class and in securing such services out of the Rule 12b-1 fees described in the section that follows.

SERVICE AND DISTRIBUTION FEES

    Rule 12b-1 adopted by the SEC under the Invest-ment Company Act permits investment companies that adopt a written plan to pay certain expenses associated with the distribution of their shares. Pursuant to that rule, the funds' Board of Trustees and the initial shareholder of the funds' Advisor Class shares have approved and adopted a Master Distribution and Shareholder Services Plan (the "Plan"). Pursuant to the Plan, each fund pays the manager a shareholder services fee and a distribution


PROSPECTUS                        ADDITIONAL INFORMATION YOU SHOULD KNOW    31


fee, each equal to 0.25% (for a total of 0.50%) per annum of the average daily net assets of the shares of the fund's Advisor Class. The shareholder services fee is paid for the purpose of paying the costs of securing certain shareholder and administrative services, and the distribution fee is paid for the purpose of paying the costs of providing various distribution services. All or a portion of such fees are paid by the manager to the banks, broker-dealers, insurance companies or other financial intermediaries through which such shares are made available.

    The Plan has been adopted and will be administered in accordance with the requirements of Rule 12b-1 under the Investment Company Act. For additional information about the Plan and its terms, see "Master Distribution and Shareholder Services Plan" in the Statement of Additional Information. Fees paid pursuant to the Plan may be paid for shareholder services and the maintenance of accounts and therefore may constitute "service fees" for purposes of applicable rules of the National Association of Securities Dealers.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

    American Century Government Income Trust was organized as a Massachusetts business trust on July 24, 1985. The Trust is an open-end management investment company. Its business and affairs are managed by its officers under the direction of its Board of Trustees.

    The principal office of the funds is American Century Tower, 4500 Main Street, P.O. Box 419385, Kansas City, Missouri 64141-6385. All inquiries may be made by mail to that address, or by telephone to 1-800-345-3533 (international calls: 816-531-5575).

    The funds issue shares with no par value. The assets belonging to each series of shares are held separately by the custodian and in effect each series is a separate fund.

    American  Century  offers two  classes of each of the funds  offered by this
Prospectus: an Investor Class and an Advisor Class. The shares offered by this Prospectus are Advisor Class shares.


    The Investor Class is primarily made available to retail investors. This other class has different fees, expenses, and/or minimum investment requirements than the Advisor Class. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the manager for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the Investor Class of shares, call us at 1-800-345-2021.


    Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various classes are (a) each class may be subject to different expenses specific to that class, (b) each class has a different identifying designation or name, (c) each class has exclusive voting rights with respect to matters solely affecting such class, and (d) each class may have different exchange privileges.

    Each share, irrespective of series or class, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters which must be voted on separately by the series or class of shares affected. Matters affecting only one series or class are voted upon only by that series or class.

    Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of Trustees can elect all of the Trustees if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Trustees.


    Unless required by the Investment Company Act, it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of members of the Board or the appointment of auditors. However, pursuant to the Trust's by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request that the Trust, as the case may be, hold a special meeting of shareholders. We will assist in the communication with other shareholders.



32     ADDITIONAL INFORMATION YOU SHOULD KNOW   AMERICAN CENTURY INVESTMENTS


    WE RESERVE THE RIGHT TO CHANGE ANY OF ITS POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

    THIS PROSPECTUS CONSTITUTES AN OFFER TO SELL SECURITIES OF A FUND ONLY IN THOSE STATES WHERE THE FUND'S SHARES HAVE BEEN REGISTERED OR OTHERWISE QUALIFIED FOR SALE. A FUND WILL NOT ACCEPT APPLICATIONS FROM PERSONS RESIDING IN STATES WHERE THE FUND'S SHARES ARE NOT REGISTERED.


PROSPECTUS                     ADDITIONAL INFORMATION YOU SHOULD KNOW     33


P.O. Box 419385
Kansas City, Missouri
64141-6385

Institutional Services:
1-800-345-3533 or 816-531-5575

Telecommunications Device for the Deaf:
1-800-345-1833 or 816-444-3038

Fax: 816-340-4655


www.americancentury.com


                         [american century logo(reg.sm)]
                                    American
                                 Century(reg.tm)

9808           [recycled logo]
SH-BKT-12806      Recycled

                       STATEMENT OF ADDITIONAL INFORMATION


                         [american century logo(reg.sm)]
                                    American
                                 Century(reg.tm)



                                 AUGUST 1, 1998


                              BENHAM GROUP(reg.tm)

                              Capital Preservation
                                Government Agency
                               Short-Term Treasury
                           Intermediate-Term Treasury
                               Long-Term Treasury
                              Short-Term Government
                                    GNMA Fund
                           Inflation-Adjusted Treasury


                       STATEMENT OF ADDITIONAL INFORMATION


                                 AUGUST 1, 1998


                   AMERICAN CENTURY GOVERNMENT INCOME TRUST


  This Statement is not a prospectus but should be read in conjunction with the funds' current Prospectus dated August 1, 1998. The funds' annual reports, which are dated March 31, 1998, are incorporated herein by reference. The funds' (except Short-Term Government) semiannual reports, which are dated September 30, 1997, are also incorporated herein by reference. In addition, Short-Term Government's semiannual report, which is dated September 30, 1997, is incorporated herein by reference. Please retain this document for future reference. To obtain the Prospectus, call American Century Investments toll-free at 1-800-345-2021 (international calls: 816-531-5575), or write P.O. Box 419200,
Kansas City, Missouri 64141-6200.


TABLE OF CONTENTS


Investment Policies and Techniques ..........................................  2
Investment Restrictions .....................................................  8
Portfolio Transactions ......................................................  9
Valuation of Portfolio Securities ........................................... 10
Performance ................................................................. 10
Multiple Class Performance Advertising ...................................... 12
About the Trust ............................................................. 12
Multiple Class Structure .................................................... 13
Trustees and Officers ....................................................... 15
Management .................................................................. 16
Transfer and Administrative Services ........................................ 18
Distribution of Fund Shares ................................................. 19
Additional Purchase and Redemption Information .............................. 19
Other Information ........................................................... 20


    NOTE: Throughout this document, Short-Term Treasury, Intermediate-Term Treasury, Long-Term Treasury, Short-Term Government, GNMA Fund and Inflation-Adjusted Treasury are referred to collectively as the "Variable-Price Funds." Capital Preservation and Government Agency are referred to as the "Money Market Funds."


STATEMENT OF ADDITIONAL INFORMATION                                       1


INVESTMENT POLICIES AND TECHNIQUES

    The following pages provide a more detailed description of the securities and investment practices identified in the Prospectus. Unless otherwise noted, the policies described in this Statement of Additional Information are not fundamental and may be changed by the Board of Trustees.

REPURCHASE AGREEMENTS (VARIABLE-PRICE FUNDS)

    In a repurchase agreement (a "repo"), a fund buys a security at one price and simultaneously agrees to sell it back to the seller at an agreed upon price on a specified date (usually within seven days from the date of purchase) or on demand. The repurchase price exceeds the purchase price by an amount that reflects an agreed-upon rate of return and that is unrelated to the interest rate on the underlying security. Delays or losses could result if the other party to the agreement defaults or becomes bankrupt.

    The funds may engage in repurchase agreements collateralized by U.S. Treasury bills, notes, and bonds, or by mortgage-backed GNMA certificates, which are guaranteed by the Government National Mortgage Association and backed by the full faith and credit of the U.S. government.

    Repos may involve risks not associated with direct investments in U.S. government debt securities. If the seller fails to complete the terms of the agreement, the fund may experience delays in recovering its cash or incur costs in the disposal of securities it has purchased under the agreement. A fund could also suffer a loss if the securities decline in value before they can be sold in the open market.

    American Century Investment Management, Inc. (the manager) attempts to minimize the risks associated with repurchase agreements by adhering to written guidelines which govern repurchase agreements. These guidelines strictly govern
(i) the type of  securities  which may be  acquired  and held  under  repurchase agreements; (ii) collateral requirements for sellers under repurchase agreements; (iii) the amount of a fund's net assets that may be committed to repurchase agreements that mature in more than seven days; and (iv) the manner in which the fund must take delivery of securities subject to repurchase agreements. Moreover, the Board of Trustees reviews and approves, on a quarterly basis, the creditworthiness of brokers, dealers and banks with whom a fund may enter into repurchase agreements. A fund may enter into a repurchase agreement only with an entity that appears on a list of those which have been approved by the board as sufficiently creditworthy.

    The funds have received permission from the Securities and Exchange Commission (SEC) to participate in joint repurchase agreements collateralized by U.S. government securities with other mutual funds advised by the manager or its affiliates. Joint repos are expected to increase the income a fund can earn from repo transactions without increasing the risks associated with these transactions.

    Under the Investment Company Act of 1940 (the "Investment Company Act"), repos are considered to be loans.

WHEN-ISSUED AND FORWARD COMMITMENT  AGREEMENTS

    The funds may engage in securities transactions on a when-issued or forward commitment basis, in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

    When purchasing securities on a when-issued or forward commitment basis, each fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Although a fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

    In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash or appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.


2                                              AMERICAN CENTURY INVESTMENTS


ROLL TRANSACTIONS

    A fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as "dollar-rolls," "cash and carry," or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security. As an operating policy, the manager limits forward commitment transactions (including roll transactions) to 35% of a fund's total assets and will not enter into when-issued or forward commitment transactions with settlement dates that exceed 120 days.

    When engaging in roll transactions, the fund will maintain until the settlement date a segregated account consisting of cash or appropriate liquid securities in an amount sufficient to meet the purchase price, as described above.

INTEREST RATE RESETS ON FLOATING-RATE U.S. GOVERNMENT AGENCY SECURITIES (ALL FUNDS EXCEPT CAPITAL PRESERVATION)


    Interest rate resets on floating-rate U.S. government agency securities generally occur at intervals of one year or less in response to changes in a predetermined interest rate index. There are two main categories of indices, those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index. Commonly used indices include the three-month, six-month, and one-year Treasury bill rate; the two-year Treasury note yield; the Eleventh District Federal Home Loan Bank Cost of Funds Index (EDCOFI); and the London Interbank Offered Rate (LIBOR). Fluctuations in the prices of floating-rate U.S. government agency securities are typically attributed to differences between the coupon rates on these securities and prevailing market interest rates between interest rate reset dates.


MASTER DEMAND NOTES (GOVERNMENT AGENCY ONLY)

    Government Agency may acquire variable-rate master demand notes issued by U.S. government agencies such as the Student Loan Marketing Association. Master demand notes allow the fund to lend money at varying rates of interest under direct agreements with borrowers. The fund may adjust the amount of money loaned under a master demand note daily or weekly up to the full amount specified in the agreement, and the borrower may prepay up to the full amount of the loan without penalty. Master demand notes may or may not be backed by bank letters of credit. Although, as direct agreements between lenders and borrowers, there is no secondary market for master demand notes, these instruments are redeemable (immediately repayable by the borrower) at par plus accrued interest at any time.

SECURITIES LENDING (ALL FUNDS EXCEPT CAPITAL PRESERVATION AND INTERMEDIATE-TERM TREASURY)

    The manager has received approval from the Board of Trustees to engage in securities lending on behalf of the funds. Such loans are made with the intention of allowing a fund to earn additional income by lending its portfolio securities to banks and broker-dealers. If a borrower defaulted on a securities loan, the lending fund could experience delays in recovering the securities it loaned; if the value of the loaned securities increased over the value of the collateral, the fund could suffer a loss. To minimize the risk of default on securities loans, the manager adheres to guidelines prescribed by the Board of Trustees governing lending of securities. These guidelines strictly govern (i) the type and amount of collateral that must be received by the fund; (ii) the circumstances under which additions to that collateral must be made by borrowers; (iii) the return received by the fund on the loaned securities; (iv) the limitations on the percentage of fund assets on loan; and (v) the credit standards applied in evaluating potential borrowers of portfolio securities. In addition, the guidelines require that the fund have the option to terminate any loan of


STATEMENT OF ADDITIONAL INFORMATION                                        3


a portfolio security at any time and set requirements for recovery of securities from borrowers.

MORTGAGE-BACKED SECURITIES (SHORT-TERM  GOVERNMENT AND GNMA FUND)

    BACKGROUND. A mortgage-backed security represents an ownership interest in a pool of mortgage loans. The loans are made by financial institutions to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.

    Like fixed-income securities such as U.S. Treasury bonds, mortgage-backed securities pay a stated rate of interest over the life of the security. However, unlike a bond, which returns principal to the investor in one lump sum at maturity, mortgage-backed securities return principal to the investor in increments over the life of the security.

    Because the timing and speed of principal repayments vary, the cash flow on mortgage securities is irregular. If mortgage holders sell their homes, refinance their loans, prepay their mortgages, or default on their loans, the principal is distributed pro rata to investors.

    As with other fixed-income securities, the prices of mortgage securities fluctuate in response to changing interest rates; when interest rates fall, the prices of mortgage securities rise, and vice versa. Changing interest rates have additional significance for mortgage-backed securities investors, however, because they influence prepayment rates (the rates at which mortgage holders prepay their mortgages), which in turn affect the yields on mortgage-backed securities. When interest rates decline, prepayment rates generally increase. Mortgage holders take advantage of the opportunity to refinance their mortgages at lower rates with lower monthly payments. When interest rates rise, mortgage holders are less inclined to refinance their mortgages. The effect of prepayment activity on yield depends on whether the mortgage-backed security was purchased at a premium or at a discount.

    A fund may get back principal sooner than it expected because of accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal at rates lower than it would have earned if principal payments were made on schedule. Conversely, a mortgage-backed security may exceed its anticipated life if prepayment rates decelerate unexpectedly. Under these circumstances, a fund might miss an opportunity to earn interest at higher prevailing rates.


    GINNIE MAE CERTIFICATES. The Government National Mortgage Association (GNMA or Ginnie Mae) is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934 (Housing Act), as amended, authorizes Ginnie Mae to guarantee the timely payment of interest and repayment of principal on certificates that are backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or by Title V of the Housing Act of 1949 (FHA Loans), or guaranteed by the Veterans' Affairs under the Servicemen's Readjustment Act of 1944 (VA Loans), as amended, or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guarantee. Ginnie Mae has unlimited authority to borrow from the U.S. Treasury in order to meet its obligations under this guarantee.


    Ginnie Mae certificates represent a pro rata interest in one or more pools of the following types of mortgage loans: (a) fixed-rate level payment mortgage loans; (b) fixed-rate graduated payment mortgage loans (GPMs); (c) fixed-rate growing equity mortgage loans (GEMs); (d) fixed-rate mortgage loans secured by manufactured (mobile) homes (MHs); (e) mortgage loans on multifamily residential properties under construction (CLCs); (f) mortgage loans on completed multifamily projects (PLCs); (g) fixed-rate mortgage loans that use escrowed funds to reduce the borrower's monthly payments during the early years of the mortgage loans (buydown mortgage loans); and (h) mortgage loans that provide for payment adjustments based on periodic changes in interest rates or in other payment terms of the mortgage loans.

    FANNIE MAE CERTIFICATES. The Federal National Mortgage Association (FNMA or Fannie Mae) is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. Fannie Mae was originally established in 1938 as a U.S. government agency designed to provide supplemental liquidity to the


4                                               AMERICAN CENTURY INVESTMENTS


mortgage market and was reorganized as a stockholder-owned and privately managed corporation by legislation enacted in 1968. Fannie Mae acquires capital from investors who would not ordinarily invest in mortgage loans directly and thereby expands the total amount of funds available for housing. This money is used to buy home mortgage loans from local lenders, replenishing the supply of capital available for mortgage lending.

    Fannie Mae certificates represent a pro rata interest in one or more pools of FHA Loans, VA Loans, or, most commonly, conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by a governmental agency) of the following types: (a) fixed-rate level payment mortgage loans; (b) fixed-rate growing equity mortgage loans; (c) fixed-rate graduated payment mortgage loans;
(d) adjustable-rate mortgage loans; and (e) fixed-rate mortgage loans secured by multifamily projects.

    Fannie Mae certificates entitle the registered holder to receive amounts representing a pro rata interest in scheduled principal and interest payments (at the certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), any principal prepayments, and a proportionate interest in the full principal amount of any foreclosed or otherwise liquidated mortgage loan. The full and timely payment of interest and repayment of principal on each Fannie Mae certificate is guaranteed by Fannie Mae; this guarantee is not backed by the full faith and credit of the U.S. government.

    FREDDIE MAC CERTIFICATES. The Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970 (FHLMC Act), as amended. Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit. Its principal activity consists of purchasing first-lien conventional residential mortgage loans (and participation interests in such mortgage loans) and reselling these loans in the form of mortgage-backed securities, primarily Freddie Mac certificates.

    Freddie Mac certificates represent a pro rata interest in a group of mortgage loans (a Freddie Mac certificate group) purchased by Freddie Mac. The mortgage loans underlying Freddie Mac certificates consist of fixed- or adjustable-rate mortgage loans with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first-liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet standards set forth in the FHLMC Act. A Freddie Mac certificate group may include whole loans, participation interests in whole loans, undivided interests in whole loans, and participations composing another Freddie Mac certificate group.

    Freddie Mac guarantees to each registered holder of a Freddie Mac certificate the timely payment of interest at the rate provided for by the certificate. Freddie Mac also guarantees ultimate collection of all principal on the related mortgage loans, without any offset or deduction, but generally does not guarantee the timely repayment of principal. Freddie Mac may remit principal at any time after default on an underlying mortgage loan, but no later than 30 days following (a) foreclosure sale, (b) payment of a claim by any mortgage insurer, or (c) the expiration of any right of redemption, whichever occurs later, and in any event no later than one year after demand has been made upon the mortgager for accelerated payment of principal. Obligations guaranteed by Freddie Mac are not backed by the full faith and credit of the U.S. government.


    COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS). A CMO is a multiclass bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) Ginnie Mae, Fannie Mae, or Freddie Mac pass-through certificates, (b) unsecured mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs, (c) unsecuritized conventional mortgages, or (d) any combination thereof.


    In structuring a CMO, an issuer distributes cash flow from the underlying collateral over a series of classes called "tranches." Each CMO is a set of two or more tranches, with average lives and cash flow patterns designed to meet specific investment objectives. The average life expectancies of the different tranches in a four-part deal, for example, might be two, five, seven, and 20 years.

    As payments on the underlying mortgage loans are collected, the CMO issuer pays the coupon rate of interest to the bondholders in each tranche. At the


STATEMENT OF ADDITIONAL INFORMATION                                          5


outset, scheduled and unscheduled principal payments go to investors in the first tranches. Investors in later tranches do not begin receiving principal payments until the prior tranches are paid off. This basic type of CMO is known as a "sequential pay" or "plain vanilla" CMO.

    Some CMOs are structured so that the prepayment or market risks are transferred from one tranche to another. Prepayment stability is improved in some tranches if other tranches absorb more prepayment variability.

    The final tranche of a CMO often takes the form of a Z-bond, also known as an "accrual bond" or "accretion bond." Holders of these securities receive no cash until the earlier tranches are paid in full. During the period that the other tranches are outstanding, periodic interest payments are added to the initial face amount of the Z-bond but are not paid to investors. When the prior tranches are retired, the Z-bond receives coupon payments on its higher principal balance plus any principal prepayments from the underlying mortgage loans. The existence of a Z-bond tranche helps stabilize cash flow patterns in the other tranches. In a changing interest rate environment, however, the value of the Z-bond tends to be more volatile.

    As CMOs have evolved, some classes of CMO bonds have become more prevalent. The planned amortization class (PAC) and targeted amortization class (TAC), for example, were designed to reduce prepayment risk by establishing a sinking-fund structure. PAC and TAC bonds assure to varying degrees that investors will receive payments over a predetermined period under various prepayment scenarios. Although PAC and TAC bonds are similar, PAC bonds are better able to provide stable cash flows under various prepayment scenarios than TAC bonds because of the order in which these tranches are paid.

    The existence of a PAC or TAC tranche can create higher levels of risk for other tranches in the CMO because the stability of the PAC or TAC tranche is achieved by creating at least one other tranche-known as a companion bond, support, or non-PAC bond--that absorbs the variability of principal cash flows. Because companion bonds have a high degree of average life variability, they generally pay a higher yield. A TAC bond can have some of the prepayment variability of a companion bond if there is also a PAC bond in the CMO issue.

    Floating-rate CMO tranches (floaters) pay a variable rate of interest that is usually tied to the London Interbank Offered Rate (LIBOR). Institutional investors with short-term liabilities, such as commercial banks, often find floating-rate CMOs attractive investments. "Super floaters" (which float a certain percentage above LIBOR) and "inverse floaters" (which float inversely to LIBOR) are variations on the floater structure that have highly variable cash flows.

    STRIPPED MORTGAGE-BACKED SECURITIES (SHORT-TERM GOVERNMENT ONLY). Stripped mortgage securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO.

    The market values of IOs and POs are very sensitive to interest rate and prepayment rate fluctuations. POs, for example, increase (or decrease) in value as interest rates decline (or rise). The price behavior of these securities also depends on whether the mortgage collateral was purchased at a premium or discount to its par value. Prepayments on discount coupon POs generally are much lower than prepayments on premium coupon POs. IOs may be used to hedge a fund's other investments because prepayments cause the value of an IO strip to move in the opposite direction from other mortgage-backed securities.

    ADJUSTABLE-RATE MORTGAGE LOANS (ARMS). ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, 12, 13, 36, or 60 scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index.


6                                             AMERICAN CENTURY INVESTMENTS


    ARMs have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loan. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.


    There are two types of indices that provide the basis for ARM rate adjustments: those based on market rates and those based on a calculated measure, such as a cost of funds index or a moving average of mortgage rates.
Commonly utilized indices include the one-year, three-year, and five-year constant maturity U.S. Treasury rates (as reported by the Federal Reserve Board) ; the three-month Treasury bill rate; the 180-day Treasury bill rate; rates on longer-term Treasury securities; the Eleventh District Federal Home Loan Bank Cost of Funds Index (EDCOFI); the National Median Cost of Funds Index; the one-month, three-month, six-month, or one-year London Interbank Offered Rate (LIBOR); or six-month CD rates. Some indices, such as the one-year constant maturity Treasury rate or three-month LIBOR, are highly correlated with changes in market interest rates. Other indexes, such as the EDCOFI, tend to lag behind changes in market rates and be somewhat less volatile over short periods of time.


    The EDCOFI reflects the monthly weighted average cost of funds of savings and loan associations and savings banks whose home offices are located in Arizona, California, and Nevada (the Federal Home Loan Bank Eleventh District) and who are member institutions of the Federal Home Loan Bank of San Francisco (the FHLB of San Francisco), as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds Index on the last working day of the month following the month in which the cost of funds was incurred.

    One-year and three-year Constant Maturity Treasury (CMT) rates are calculated by the Federal Reserve Bank of New York, based on daily closing bid yields on actively traded Treasury securities submitted by five leading broker-dealers. The median bid yields are used to construct a daily yield curve.

    The National Median Cost of Funds Index, similar to the EDCOFI, is calculated monthly by the Federal Home Loan Bank Board (FHLBB) and represents the average monthly interest expenses on liabilities of member institutions. A median, rather than an arithmetic mean, is used to reduce the effect of extreme numbers.

    The London Interbank Offered Rate Index (LIBOR) is the rate at which banks in London offer Eurodollars in trades between banks. LIBOR has become a key rate in the U.S. domestic money market because it is perceived to reflect the true global cost of money.


    The manager may invest in ARMs whose periodic interest rate adjustments are based on new indices as these indices become available.


ZERO-COUPON SECURITIES (SHORT-TERM TREASURY, INTERMEDIATE-TERM TREASURY, LONG-TERM TREASURY AND INFLATION-ADJUSTED TREASURY)

    Zero-coupon U.S. Treasury securities are the unmatured interest coupons and underlying principal portions of U.S. Treasury notes and bonds. Originally, these securities were created by broker-dealers who bought Treasury notes and bonds and deposited these securities with a custodian bank. The broker-dealers then sold receipts representing ownership interests in the coupons or principal portions of the notes and bonds. Some examples of zero-coupon securities sold through custodial receipt programs are CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts) and generic TRs (Treasury Receipts).

    The U.S. Treasury subsequently introduced a program called Separate Trading of Registered Interest and Principal of Securities (STRIPS). In this program, eligible securities may be presented to the U.S. Treasury and exchanged for their component parts, which are then traded in book-entry form. (Book-entry trading eliminated the bank credit risks associated with broker-dealer sponsored custodial receipt programs.) STRIPS are direct obligations of the U.S. government and have the same credit risks as other U.S. Treasury securities.


STATEMENT OF ADDITIONAL INFORMATION                                         7


    Principal and interest on bonds issued by the Resolution Funding Corporation (REFCORP) have also been separated and issued as stripped securities. The U.S. government and its agencies may issue securities in zero-coupon form. These securities are referred to as "original issue zero-coupon securities."

OTHER INVESTMENT COMPANIES

    Each of the funds may invest up to 5% of its total assets in any money market fund, including those advised by the manager, provided that the investment is consistent with the fund's investment policies and restrictions. Up to 10% of the funds' total assets may be invested in this manner. Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers' commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that the fund bears directly in connection with its own operations.

INVESTMENT RESTRICTIONS

    The funds' investment restrictions are set forth below. These investment restrictions are fundamental and may not be changed without approval of "a majority of the outstanding votes of shareholders" of a fund, as determined in accordance with the Investment Company Act.

    AS A FUNDAMENTAL POLICY, EACH FUND:


  1) shall not issue senior securities, except as permitted under the Investment Company Act of 1940.

  2) shall not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 331/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

  3) shall not lend any security or make any other loan if, as a result, more than 331/3% of the fund's total assets would be lent to other parties, except, (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or
         (ii) by engaging in repurchase agreements with respect to portfolio securities.

  4) shall not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent the fund from investment in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

  5) shall not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).

  6) shall not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

  7) shall not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

  8)     shall not invest for purposes of exercising control over management.


    In addition, the funds are subject to the following additional investment restrictions which are not fundamental and may be changed by the Board of Trustees.

    AS AN OPERATING POLICY, EACH FUND:

  a) shall not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.

  b) shall not purchase any securities which would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by


8                                                AMERICAN CENTURY INVESTMENTS


         such instruments, (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (iii) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and (iv) personal credit and business credit businesses will be considered separate industries.

  c) [Money Market Funds only] shall not purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.

  d) shall not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets (10% for the Money Market Funds) would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

  e) shall not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

  f) shall not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

    For purposes of the investment restriction (5), relating to concentration, a fund shall not purchase any securities which would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments, (ii) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents,
(iii) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and (iv) personal credit and business credit businesses will be considered separate industries.

PORTFOLIO TRANSACTIONS

    Each fund's assets are invested by the manager in a manner consistent with the fund's investment objectives, policies, and restrictions, and with any instructions the Board of Trustees may issue from time to time. Within this framework, the manager is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the funds.

    In placing orders for the purchase and sale of portfolio securities, the manager will use its best efforts to obtain the best possible price and execution and will otherwise place orders with broker-dealers subject to and in accordance with any instructions the Board of Trustees may issue from time to time. The manager will select broker-dealers to execute portfolio transactions on behalf of the funds solely on the basis of best price and execution.

    U.S. government securities generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread.

    On behalf of the funds, the manager transacts in round lots ($100,000 to $10 million or more) whenever possible. Since commissions are not charged for round-lot transactions of U.S. Treasury securities, the funds' transaction costs consist solely of custodian charges and dealer mark-ups. Each fund may hold its portfolio securities to maturity or sell or swap them


STATEMENT OF ADDITIONAL INFORMATION                                      9



for others, depending upon the level and slope of, and anticipated changes in, the yield curve. The funds paid no brokerage commissions during the fiscal year ended March 31, 1998.

    The portfolio turnover rates for each of the Variable-Price funds appear in the financial information section of the Prospectus.


VALUATION OF PORTFOLIO SECURITIES

    Each fund's net asset value per share ("NAV") is calculated as of the close of business of the New York Stock Exchange (the "Exchange"), usually at 3 p.m. Central time each day the Exchange is open for business. The Exchange has designated the following holiday closings for 1998: New Year's Day (observed), Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas (observed). Although the funds expect the same holiday schedule to be observed in the future, the Exchange may modify its holiday schedule at any time.

    Each fund's share price is calculated by adding the value of all portfolio securities and other assets, deducting liabilities, and dividing the result by the number of shares outstanding. Expenses and interest on portfolio securities are accrued daily.

    Securities held by the Money Market Funds are valued on the basis of amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium paid at the time of purchase. Although this method provides certainty in valuation, it generally disregards the effect of fluctuating interest rates on an instrument's market value. Consequently, the instrument's amortized cost value may be higher or lower than its market value, and this discrepancy may be reflected in a fund's yield. During periods of declining interest rates, for example, the daily yield on fund shares computed as described above may be higher than that of a fund with identical investments priced at market value. The converse would apply in a period of rising interest rates.

    The Money Market Funds each operate pursuant to Investment Company Act Rule 2a-7, which permits valuation of portfolio securities on the basis of amortized cost. As required by the Rule, the Board of Trustees has adopted procedures designed to stabilize, to the extent reasonably possible, each Money Market Fund's price per share as computed for the purposes of sales and redemptions at $1.00. While the day-to-day operation of each Money Market Fund has been delegated to the manager, the quality requirements established by the procedures limit investments to certain instruments that the Board of Trustees has determined present minimal credit risks and that have been rated in one of the two highest rating categories as determined by a nationally recognized statistical rating organization or, in the case of unrated securities, of comparable quality. The procedures require review of each Money Market Fund's portfolio holdings at such intervals as are reasonable in light of current market conditions to determine whether the Money Market Fund's net asset value calculated by using available market quotations deviates form the per-share value based on amortized cost. The procedures also prescribe the action to be taken if such deviation should occur.

    Most securities held by the Variable-Price Funds are priced at market value using prices obtained from an independent pricing service. Other securities are priced at fair value as determined in good faith pursuant to guidelines established by the funds' Board of Trustees.

PERFORMANCE

    A fund may quote performance in various ways. Historical performance information will be used in advertising and sales literature and is not indicative of future results. A fund's share price, yield and return will vary with changing market conditions.

    For the MONEY MARKET FUNDS, yield quotations are based on the change in the value of a hypothetical investment (excluding realized gains and losses from the sale of securities and unrealized appreciation and depreciation of securities) over a seven-day period (base period) and stated as a percentage of the investment at the start of the base period (base-period return). The base-period return is then annualized by multiplying it by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

    Calculations of effective yield begin with the same base-period return used to calculate yield, but the


10                                          AMERICAN CENTURY INVESTMENTS


return is then annualized to reflect weekly compounding according to the following formula:

    Effective Yield = [(Base-Period Return + 1)(365/7)] - 1


    Each Money Market Fund's yield and effective yield for the seven-day period ended March 31, 1998, is indicated in the following table:

Fund                           7-Day Yield         7-Day Effective Yield
--------------------------------------------------------------------------------
Capital Preservation              4.94%                    5.06%
Government Agency                 5.05                     5.18
--------------------------------------------------------------------------------


    For the VARIABLE-PRICE FUNDS, yield quotations are based on the investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and are computed by dividing the fund's net investment income by its share price on the last day of the period, according to the following formula:

    YIELD = 2 [(a - b + 1)(6) - 1]
              --------
                 cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.


    Each Variable-Price Fund's yield for the 30-day period ended March 31, 1998, is indicated in the following table.

                                                30-day Yield
Fund                                   Investor               Advisor
--------------------------------------------------------------------------------
Short-Term Treasury                      5.17%                 4.92%
Intermediate-Term Treasury               5.29                  5.04
Long-Term Treasury                       5.55                  5.30
Short-Term Government                    5.41                  N/A
GNMA Fund                                6.19                  5.90
Inflation-Adjusted Treasury              5.51                  N/A
--------------------------------------------------------------------------------

    Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions, if any, and any change in the fund's NAV during the period.


    Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund over a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual total return of 7.18%, which is the steady annual rate that would result in 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

    The funds' average annual returns for the one-year, five-year, 10-year, and life-of-fund periods are indicated in the following table:


                           Period Ended March 31, 1998
--------------------------------------------------------------------------------
                                                                  Life-of-
Fund                        One-Year    Five-Years   Ten-Years      Fund
--------------------------------------------------------------------------------
Capital Preservation(1)    5.06%          4.40%        5.24%        5.32%
Government Agency(2)       5.14           4.50         N/A          4.98
Short-Term Treasury(3)     6.89           4.83         N/A          4.85
Intermediate-Term
   Treasury(4)            11.04           5.72         7.54         8.81
Long-Term Treasury(3)     20.48           8.31         N/A          8.66
Short-Term
   Government(5)           6.66           4.64         6.13         7.18
GNMA Fund(6)              10.21           6.55         8.64         8.84
Inflation-Adjusted
   Treasury(7)             3.45           N/A          N/A          1.24
--------------------------------------------------------------------------------


1 Commenced operations on October 13, 1972.
2 Commenced operations on December 5, 1989.
3 Commenced operations on September 8, 1992.
4 Commenced operations on May 16, 1980.
5 Commenced operations on December 15, 1982.
6 Commenced operations on September 23, 1985.
7 Commenced operations on February 10, 1997.

    In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns


STATEMENT OF ADDITIONAL INFORMATION                                       11


may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return. Performance information may be quoted numerically or in a table, graph, or similar illustration.


    The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. Sources of economic data that may be used for such comparisons may include, but are not limited to, U.S. Treasury bill, note, and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; mutual fund rankings published in major nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The funds may also utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance.


MULTIPLE CLASS PERFORMANCE ADVERTISING

    Pursuant to the Multiple Class Plan, the funds may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the manager may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class. For periods after the first full quarter after inception, actual performance of the new class will be used.

ABOUT THE TRUST

    American Century Government Income Trust (the "Trust"), formerly known as Benham Government Income Trust, is a registered, open-end management investment company that was organized as a Massachusetts business trust on July 24, 1985. Currently, there are eight series of the Trust as follows: American Century - Benham Capital Preservation Fund, American Century - Benham Government Agency Money Market Fund (formerly known as Benham Government Agency Fund), American Century - Benham Short-Term Treasury Fund (formerly known as Benham Short-Term Treasury and Agency Fund), American Century - Benham Intermediate-Term Treasury Fund (formerly known as Benham Treasury Note Fund), American Century - Benham Long-Term Treasury Fund (formerly known as Benham Long-Term Treasury and Agency
Fund), American Century - Benham Short-Term Government Fund (formerly known as American Century - Benham Adjustable Rate Government Securities Fund and Benham Adjustable Rate Government Securities Fund), American Century - Benham GNMA Fund (formerly known as Benham GNMA Income Fund), and American Century - Benham Inflation-Adjusted Treasury Fund. The Board of Trustees may create additional series from time to time.

    The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in series (funds). Shares issued are fully paid and nonassessable when issued and have no preemptive, conversion, or similar rights.

    Each series votes separately on matters affecting that series exclusively. Voting rights are not cumula-


12                                             AMERICAN CENTURY INVESTMENTS



tive, so that investors holding more than 50% of the Trust's (i.e., all series') outstanding shares may elect a Board of Trustees. The Trust has instituted dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar value of his or her investment. The election of Trustees is determined by the votes received from all Trust shareholders, without regard to whether a majority of shareholders of any one series voted in favor of a particular nominee or all nominees as a group. Each shareholder has equal rights to dividends and distributions declared by the fund and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund. Shares of each series have equal voting rights, although each series votes separately on matters affecting that series exclusively.


    Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity, bonding, and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees, and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss because of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust is unable to meet its obligations.

    CUSTODIAN BANKS: Chase Manhattan Bank, 4 Chase Metrotech Center, Brooklyn, New York 11245 and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64106, serve as custodians of the funds' assets. Services provided by the custodian banks include (a) settling portfolio purchases and sales, (b) reporting failed trades, (c) identifying and collecting portfolio income, and
(d) providing safekeeping of securities. The custodians take no part in determining the funds' investment policies or in determining which securities are sold or purchased by the fund.


    INDEPENDENT ACCOUNTANTS: PricewaterhouseCoopers LLP serves as the independent accountants of the funds. The address of PricewaterhouseCoopers LLP is City Center Square, 1100 Main Street, Suite 900, Kansas City, Missouri 64105-2140.


MULTIPLE CLASS STRUCTURE

    The funds' Board of Trustees has adopted a multiple class plan (the "Multiclass Plan") pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue up to three classes of funds: an Investor Class, an Advisor Class and an Institutional Class. Not all funds offer all three classes.

    The Investor Class is made available to investors directly by the investment manager through its affiliated broker-dealer, American Century Investment Services, Inc., for a single unified management fee, without any load or commission. The Institutional and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the manager as Investor Class shareholders. As a result, the manager is able to charge these classes a lower unified management fee. In addition to the management fee, however, the Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (described below). The Plan has been adopted by the funds' Board of Trustees and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

RULE 12B-1

    Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's Board of Trustees and approved by its shareholders. Pursuant to such rule, the Board of Trustees and the initial shareholder of the funds' Advisor Class have approved and entered into a Master Distribution and Shareholder Services Plan, with respect to the Advisor Class (the "Plan") which is described below.

    In adopting the Plan, the Board of Trustees [including a majority who are not "interested per-


STATEMENT OF ADDITIONAL INFORMATION                                   13


sons" of the funds (as defined in the Investment Company Act), hereafter referred to as the "independent trustees"] determined that there was a reasonable likelihood that the Plan would benefit the funds and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plan is presented to the Board of Trustees quarterly for its consideration in connection with its deliberations as to the continuance of the Plan. Continuance of the Plan must be approved annually by the Board of Trustees (including a majority of the independent trustees). The Plan may be amended by a vote of the Board of Trustees (including a majority of the independent trustees), except that the Plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of the outstanding voting securities of the affected class.

    All fees paid under the Plan will be made in accordance with Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers
(NASD).

MASTER DISTRIBUTION AND SHAREHOLDER  SERVICES PLAN

    As described in the Prospectuses, the funds' Advisor Class of shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. The Distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

    Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.


    To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds' investment manager has reduced its unified fee by 0.25% per annum with respect to the Advisor Class shares and the funds' Board of Trustees has adopted a Master Distribution and Shareholder Services Plan (the "Distribution Plan"). Pursuant to such Plan, the Advisor Class shares pay the Distributor a fee of 0.50% annually of the aggregate average daily assets of the funds' Advisor Class shares, 0.25% of which is paid for Shareholder Services (as described above) and 0.25% of which is paid for distribution services.


    Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to, (a) the payment of sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to Selling Agreements; (b) compensation to registered representatives or other employees of Distributor who engage in or support distribution of the funds' Advisor Class shares; (c) compensation to, and expenses (including overhead and telephone expenses) of the Distributor; (d) the printing of prospectuses, statements of additional information and reports for other than existing shareholders; (e) the preparation, printing and distribution of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders; (f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information and shareholder reports; (g) the providing of facilities to answer questions from prospective investors about fund shares; (h) complying with federal and state securities laws pertaining to the sale of fund shares; (i) assisting investors in completing application forms and selecting dividend and other account options; (j) the providing of other reasonable assistance in connection with the distribution of fund shares; (k) the organizing and conducting of sales seminars and payments in the form of transactional compensation or promotional incentives; (l) profit on the foregoing; (m) the payment of "service fees" for the provision of personal, continuing services


14                                                AMERICAN CENTURY INVESTMENTS


to investors, as contemplated by the Rules of Fair Practice of the NASD and (n) such other distribution and services activities as the manager determines may be paid for by the funds pursuant to the terms of this Agreement and in accordance with Rule 12b-1 of the Investment Company Act.

TRUSTEES AND OFFICERS

    The Trust's activities are overseen by a Board of Trustees, including six independent Trustees. The individuals listed below whose names are marked by an asterisk (*) are "interested persons" of the Trust (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the Trust; the Trust's manager, American Century Investment Management, Inc. (ACIM); the Trust's agent for transfer and administrative services, American Century Services Corporation (ACS); their parent corporation, American Century Companies, Inc. (ACC) or ACC's subsidiaries; other funds advised by the manager; or the Trust's distributor and co-administrator, Funds Distributor, Inc. (FDI). Each Trustee listed below serves as Trustee or Director of other funds advised by the manager.

    Unless otherwise noted, dates in parentheses indicate the dates the Trustee or officer began his or her service in a particular capacity. Mr. Paul and the Trustees' (with the exception of Mr. Lyons and Mr. Stowers) address is 1665 Charleston Road, Mountain View, California 94043. The address of Mr. Lyons, Mr. Stowers III, Ms. Roepke, Mr. Zindel and Ms. Wade is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The address of Mr. Ingram, Mr. Kelley and Ms. Nelson is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

TRUSTEES

    ALBERT A. EISENSTAT, independent Trustee (1995). Mr. Eisenstat is currently the general partner of Discovery Ventures (1996), a venture capital firm. He is an independent Director of each of Commercial Metals Co. (1982), Sungard Data Systems (1991) and Business Objects S/A (1994). Previously, he served as Executive Vice President of Corporate Development and Corporate Secretary of Apple Computer and served on its Board of Directors (1985 to 1993).

    RONALD J. GILSON, independent Trustee (1995). Mr. Gilson is Charles J. Meyers Professor of Law and Business at Stanford Law School (1979) and Mark and Eva Stern Professor of Law and Business at Columbia University School of Law
(1992). Previously he served as counsel to Marron, Reid & Sheehy (a San Francisco law firm, 1984).


    *WILLIAM M. LYONS, Trustee (1998). Mr. Lyons is President and Chief Operating Officer of ACC; Executive Vice President of ACS and ACIS; Assistant Secretary of ACC; and Secretary of ACS and ACIS.


    MYRON S. SCHOLES, independent Trustee (1985). Mr. Scholes was awarded the 1997 Nobel Memorial Prize in Economic Sciences for his role in the development of the Black-Scholes option pricing model. Mr. Scholes is a principal of Long-Term Capital Management (1993). He is also Frank E. Buck Professor of Finance at the Stanford Graduate School of Business (1983) and a Director of Dimensional Fund Advisors (1982) and the Smith Breeden Family of Funds (1992). From August 1991 to June 1993, Mr. Scholes was a Managing Director of Salomon Brothers Inc. (securities brokerage).

    KENNETH E. SCOTT, independent Trustee (1985). Mr. Scott is Ralph M. Parsons Professor of Law and Business at Stanford Law School (1972) and a Director of RCM Capital Funds, Inc. (1994).

    ISAAC STEIN, independent Trustee (1992). Mr. Stein is former Chairman of the Board (1990 to 1992) and Chief Executive Officer (1991 to 1992) of Esprit de
Corp. (clothing manufacturer). He is a member of the Board of Raychem Corporation (electrical equipment, 1993), President of Waverley Associates, Inc. (private investment firm, 1983), and a Director of ALZA Corporation (pharmaceuticals, 1987). He is also a Trustee of Stanford University (1994) and Chairman of Stanford Health Services (hospital, 1994).

    *JAMES E. STOWERS III,  Chairman of the Board of Trustees (1998) and Trustee
(1995). Mr. Stowers III is Chief Executive Officer and Director of ACC, ACS and ACIS.

    JEANNE D. WOHLERS, independent Trustee (1985). Ms. Wohlers is a private investor and an independent Director and Partner of Windy Hill Productions, LP. Previously, she served as Vice President and Chief Financial Officer of Sybase, Inc. (software company, 1988 to 1992).


STATEMENT OF ADDITIONAL INFORMATION                                       15


OFFICERS


    *GEORGE A. RIO, President (1998). Mr. Rio is Executive Vice President and Client Service Director of Funds Distributor, Inc. (FDI). Prior to joining FDI, Mr. Rio served as Senior Vice President and Senior Key Account Manager for Putnam Mutual Funds (June 1995 to March 1998). Before that he served as Director of Business Development for First Data Corporation (May 1994 to June 1995) and Senior Vice President and Manager of Client Services and Director of Internal Audit at The Boston Company Inc. (September 1983 to May 1994).


    *DOUGLAS A. PAUL, Secretary (1988) Vice President (1990), and General Counsel (1990). Mr. Paul is Vice President and Associate General Counsel of ACS.


    *MARYANNE ROEPKE, CPA, Treasurer (1995) and Senior Vice President (1998). Ms. Roepke is Vice President and Assistant Treasurer of ACS.


    *CHRISTOPHER J. KELLEY, Vice President (1998). Mr. Kelley is Vice President and Associate General Counsel of FDI. Mr. Kelley joined FDI in 1996. Prior to joining FDI, Mr. Kelley served as Assistant Counsel at Forum Financial Group (from April 1994 to July 1996) and before that as a compliance officer for Putnam Investments (from 1992 to 1994).

    *MARY A. NELSON, Vice President (1998). Ms. Nelson is Vice President and Manager of Treasury Services and Administration of FDI. Ms. Nelson joined FDI in 1995. Prior to joining FDI, Ms. Nelson served as Assistant Vice President and Client Manager for The Boston Company, Inc. (from 1989 to 1994).

    *PATRICK A. LOOBY, Vice President and Assistant Secretary (1998). Mr. Looby is Vice President and Associate General Counsel of ACS.


    *JON ZINDEL, Tax Officer (1997). Mr. Zindel is Vice President and Director of Taxation of ACS. Mr. Zindel joined ACS in 1996. Prior to joining ACS, he was Tax Manager, Price Waterhouse LLP (1989).


    *C. JEAN WADE, Controller (1996). Ms. Wade joined ACS in 1991.

    As of July 2, 1998, the Trust's officers and Trustees, as a group, owned less than 1% of the outstanding shares of each fund.


    The following table summarizes the compensation that the Trustees of the funds received for the funds' fiscal year ended March 31, 1998.

TRUSTEE COMPENSATION FOR THE FISCAL YEAR ENDED MARCH 31, 1998

                                                Total Compensation
                             Aggregate               From The
  Name of                  Compensation          American Century
  Trustee1                From The Trust2        Family of Funds3
---------------------------------------------------------------------------
Albert Eisenstat              $18,035                 $61,750
Ronald J. Gilson              $20,029                 $66,750
Myron S. Scholes              $16,972                 $59,000
Kenneth E. Scott              $19,565                 $65,500
Isaac Stein                   $17,442                 $60,500
Jeanne D. Wohlers             $18,940                 $64,250
---------------------------------------------------------------------------


1 Interested Trustees receive no compensation for their services as such.


2 Total amount of deferred compensation included in the preceding table is as follows: Mr. Eisenstat, $23,750; Mr. Gilson, $26,500; Mr. Scholes, $21,750; and Mr. Scott, $13,875.

3 Includes compensation paid by the 13 investment company members of the American Century family of funds.


MANAGEMENT

    Each fund has an investment management agreement with the manager dated August 1, 1997. This agreement was approved by the shareholders of the funds on July 30, 1997.

    For the services provided to the funds, the manager receives a monthly fee based on a percentage of the average net assets of each fund. The annual rate at which this fee is assessed is determined monthly in a two-step process: First, a fee rate schedule is applied to the assets of all of the funds in a fund's investment category which are managed by the manager (the "Investment Category Fee"). For example, when calculating the fee for a Money Market Fund, all of the assets of the money market funds managed by the manager are aggregated. The three investment categories are Money Market Funds, Bond Funds and Equity Funds. Second, a separate fee rate schedule is applied to the assets of all of the funds managed by the manager (the "Complex Fee"). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by the fund to the manager.


16                                            AMERICAN CENTURY INVESTMENTS


    The schedules by which the Investment Category Fee are determined are as follows:

Money Market Funds

Category Assets                                                    Fee Rate
--------------------------------------------------------------------------------
First     $1 billion                                               0.2500%
Next      $1 billion                                               0.2070%
Next      $3 billion                                               0.1660%
Next      $5 billion                                               0.1490%
Next     $15 billion                                               0.1380%
Next     $25 billion                                               0.1375%
Thereafter                                                         0.1370%
--------------------------------------------------------------------------------

Variable-Price Funds (except GNMA and  Short-Term Government)

Category Assets                                                    Fee Rate
--------------------------------------------------------------------------------
First     $1 billion                                               0.2800%
Next      $1 billion                                               0.2280%
Next      $3 billion                                               0.1980%
Next      $5 billion                                               0.1780%
Next     $15 billion                                               0.1650%
Next     $25 billion                                               0.1630%
Thereafter                                                         0.1625%
--------------------------------------------------------------------------------

GNMA and Short-Term Government

Category Assets                                                    Fee Rate
--------------------------------------------------------------------------------
First     $1 billion                                               0.3600%
Next      $1 billion                                               0.3080%
Next      $3 billion                                               0.2780%
Next      $5 billion                                               0.2580%
Next     $15 billion                                               0.2450%
Next     $25 billion                                               0.2430%
Thereafter                                                         0.2425%
--------------------------------------------------------------------------------

    The Complex Fee Schedule (Investor Class) is as follows:

Complex Assets                                                     Fee Rate
--------------------------------------------------------------------------------
First   $2.5 billion                                               0.3100%
Next   $7.5 billion                                                0.3000%
Next   $15.0 billion                                               0.2985%
Next   $25.0 billion                                               0.2970%
Next   $50.0 billion                                               0.2960%
Next   $100.0 billion                                              0.2950%
Next   $100.0 billion                                              0.2940%
Next   $200.0 billion                                              0.2930%
Next   $250.0 billion                                              0.2920%
Next   $500.0 billion                                              0.2910%
Thereafter                                                         0.2900%
--------------------------------------------------------------------------------

    The Complex Fee schedule for the Institutional Class is lower by 0.2000% at each graduated step. For example, if the Investor Class Complex Fee is 0.3000% for the first $2 billion, the Institutional Class Complex Fee is 0.1000% (0.3000% minus 0.2000%) for the first $2 billion. The Complex Fee schedule for the Advisor Class is lower by 0.2500% at each graduated step.

    On the first business day of each month, the funds pay a management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for a fund by the aggregate average daily closing value of a fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

    The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by (1) the funds' Board of Trustees, or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and (2) by the vote of a majority of the Trustees of the funds who are not parties to the agreement or interested persons of the manager, cast in person at a meeting called for the purpose of voting on such approval.

    The management agreement provides that it may be terminated at any time without payment of any penalty by the funds' Board of Trustees, or by a vote of a majority of the funds' shareholders, on 60 days' written notice to the manager, and that it shall be automatically terminated if it is assigned.

    The management agreement provides that the manager shall not be liable to the funds or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

    The management agreement also provides that the manager and its officers, Trustees and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.


STATEMENT OF ADDITIONAL INFORMATION                                       17


    Certain investments may be appropriate for the funds and also for other clients advised by the manager. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investment generally. A particular security may be bought or sold for only one client or series, or in different amounts and at different times for more than one but less than all clients or series. In addition, purchases or sales of the same security may be made for two or more clients or series on the same date. Such transactions will be allocated among clients in a manner believed by the manager to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the fund.

    The manager may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the manager believes that such aggregation provides the best execution for the funds. The funds' Board of Trustees has approved the policy of the manager with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The manager will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The manager receives no additional compensation or remuneration as a result of such aggregation.

    In addition to managing the funds, the manager was also acting as an investment adviser to 12 institutional accounts and to the following registered investment companies: American Century Mutual Funds, Inc., American Century World Mutual Funds, Inc., American Century Premium Reserves, Inc., American Century Variable Portfolios, Inc., American Century Capital Portfolios, Inc., American Century Strategic Asset Allocations, Inc., American Century Municipal Trust, American Century Investment Trust, American Century Target Maturities Trust, American Century California Tax-Free and Municipal Funds, American Century Quantitative Equity Funds and American Century International Bond Funds.


    Prior to August 1, 1997, Benham Management Corporation served as the investment advisor to the funds. Benham Management Corporation was, like the manager, wholly owned by ACC. In late 1997, Benham Management Corporation was merged into the manager.

    Investment management fees paid by each fund to the manager for the fiscal years ended March 31, 1998, 1997, and 1996 (or its affiliate, Benham Management Corporation), are indicated in the following table. Fee amounts, paid under a prior agreement with Benham Management Corporation, are net of reimbursements.

                           Investment Advisory Fees(1)
--------------------------------------------------------------------------------
                            Fiscal          Fiscal            Fiscal
Fund                        1998(2)          1997              1996
--------------------------------------------------------------------------------
Capital Preservation     $11,994,029      $8,107,075       $8,039,420
Government Agency          1,929,073       1,441,378        1,104,214
Short-Term Treasury          153,812          77,935          118,721
Intermediate-Term
  Treasury                 1,520,464         881,647          867,876
Long-Term Treasury           522,531         339,340          174,665
Short-Term
  Government(3)            1,623,040       2,460,469        2,570,178
GNMA Fund                  5,898,043       3,115,478        2,980,327
Inflation-Adjusted
  Treasury                         0              0             N/A
--------------------------------------------------------------------------------

(1) Net of Reimbursements.

(2) The fees for the period April 1, 1997 to July 31, 1997, which were paid under the Investment Advisory Agreement with Benham Management Corporation, include Administrative and Transfer Agent Fees.

(3) Short-Term Government's fiscal year end was changed from October 31 to March 31 resulting in a five month annual reporting period.


TRANSFER AND ADMINISTRATIVE SERVICES

    American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend paying agent for the funds. It provides physical facilities, including computer hardware and software and personnel, for the day-to-day administration of the funds and of the manager. The manager pays American Century Services Corporation for such services.


18                                         AMERICAN CENTURY INVESTMENTS


    Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the co-administrator for the funds. FDI is responsible for (i) providing certain officers of the funds and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of FDI are paid by the manager.

    Prior  to  August  1,  1997,  the  funds  paid  American   Century  Services
Corporation directly for its services as transfer agent and administrative services agent.


    Administrative service and transfer agent fees paid by each fund under the Investment Advisory Agreement with Benham Management Corporation for the fiscal years ended March 31, 1998, 1997, and 1996 are indicated in the following tables. Fee amounts are net of reimbursements.

                              Administrative Fees*
--------------------------------------------------------------------------------
                            Fiscal            Fiscal            Fiscal
Fund                         1998              1997              1996
--------------------------------------------------------------------------------
Capital Preservation      $1,146,326        $2,871,948        $2,896,754
Government Agency            144,980           459,802           475,745
Short-Term Treasury           11,573            33,371            39,657
Intermediate-Term
  Treasury                   101,989           300,336           301,079
Long-Term Treasury            41,622           112,936            69,302
GNMA Fund                    359,302         1,059,314         1,149,339
Inflation-Adjusted
  Treasury                         0                0               N/A
--------------------------------------------------------------------------------

*Net of Reimbursements

                              Transfer Agent Fees*
--------------------------------------------------------------------------------
                             Fiscal            Fiscal             Fiscal
Fund                          1998              1997               1996
--------------------------------------------------------------------------------
Capital Preservation        $933,109        $2,449,205         $2,536,792
Government Agency            163,368           553,760            591,421
Short-Term Treasury           11,510            34,555             44,415
Intermediate-Term
  Treasury                    77,150           258,334            283,949
Long-Term Treasury            66,019           181,017            120,818
GNMA Fund                    381,757         1,150,565          1,033,782
Inflation-Adjusted
  Treasury                       646                0                 N/A
--------------------------------------------------------------------------------


*Net of Reimbursements

DISTRIBUTION OF FUND SHARES

    The funds' shares are distributed by FDI (the "Distributor"), a registered broker-dealer. The manager pays all expenses for promoting and distributing the funds' shares. The funds do not pay any commissions or other fees to the Distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of fund shares.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

    The funds' shares are continuously offered at net asset value. Share certificates are issued (without charge) only when requested in writing. Certificates are not issued for fractional shares. Dividend and voting rights are not affected by the issuance of certificates.

    American Century may reject or limit the amount of an investment to prevent any one shareholder or affiliated group from controlling the Trust or one of its series; to avoid jeopardizing a fund's tax status; or whenever, in the manager's opinion, such rejection is in the Trust's or a fund's best interest.


    As of July 2, 1998, to the knowledge of the Trust, the shareholders listed in the following chart were the only record holders of greater than 5% of the outstanding shares of the individual funds.

FUND                                     SHORT-TERM TREASURY
--------------------------------------------------------------------------------
Shareholder Name and                     Charles Schwab & Co.
Address                                  101 Montgomery Street
                                         San Francisco, CA 94104

# of Shares Held                         659,546

% of Total Shares
Outstanding                              14.0%
--------------------------------------------------------------------------------
Shareholder Name and                     J. Harris Morgan
Address                                  P.O. Box 556
                                         Greenville, TX 75403

# of Shares Held                         314,616

% of Total Shares
Outstanding                              6.7%
--------------------------------------------------------------------------------


STATEMENT OF ADDITIONAL INFORMATION                                         19


FUND                                     INTERMEDIATE-TERM TREASURY
--------------------------------------------------------------------------------
Shareholder Name and                     Chase Manhattan Bank NA
Address                                  770 Broadway 10th FL
                                         New York, NY 10003

# of Shares Held                         2,604,612

% of Total Shares
Outstanding                              7.1%
--------------------------------------------------------------------------------
Shareholder Name and                     Charles Schwab & Co.
Address                                  101 Montgomery Street
                                         San Francisco, CA 94104

# of Shares Held                         5,633,115

% of Total Shares
Outstanding                              15.3%
--------------------------------------------------------------------------------

FUND                                     LONG-TERM TREASURY
--------------------------------------------------------------------------------
Shareholder Name and                     Charles Schwab & Co.
Address                                  101 Montgomery Street
                                         San Francisco, CA 94104

# of Shares Held                         4,017,850

% of Total Shares
Outstanding                              40.5%
--------------------------------------------------------------------------------

FUND                                     SHORT-TERM GOVERNMENT
--------------------------------------------------------------------------------
Shareholder Name and                     Stowers Institute for
Address                                     Medical Research
                                         4949 Rockhill Road
                                         Kansas City, MO 64110

# of Shares Held                         32,045,811

% of Total Shares
Outstanding                              37.1%
--------------------------------------------------------------------------------

FUND                                     GNMA FUND
--------------------------------------------------------------------------------
Shareholder Name and                     Charles Schwab & Co.
Address                                  101 Montgomery Street
                                         San Francisco, CA 94104

# of Shares Held                         30,277,165

% of Total Shares
Outstanding                              24.6%
--------------------------------------------------------------------------------

FUND                                     INFLATION-ADJUSTED TREASURY
--------------------------------------------------------------------------------
Shareholder Name and                     American Century
Address                                     Investment Management
                                         4500 Main Street
                                         Kansas City, MO 64111

# of Shares Held                         106,658

% of Total Shares
Outstanding                              17.6%
--------------------------------------------------------------------------------
Shareholder Name and                     Charles Schwab & Co.
Address                                  101 Montgomery Street
                                         San Francisco, CA 94104

# of Shares Held                         66,680

% of Total Shares
Outstanding                              11.0%
--------------------------------------------------------------------------------


    ACS charges neither fees nor commissions on the purchase and sale of fund shares. However, ACS may charge fees for special services requested by a shareholder or necessitated by acts or omissions of a shareholder. For example, ACS may charge a fee for processing dishonored investment checks or stop-payment requests. See the Investor Services Guide for more information.

OTHER INFORMATION


    For further information, please refer to registration statement and exhibits on file with the SEC in Washington, D.C. These documents are available upon payment of a reproduction fee. Statements in the Prospectus and in this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

    To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will eliminate duplicate copies of most financial reports and prospectuses to most households and deliver account statements to most households in a single envelope, even if they have more than one account. If additional copies of financial reports and prospectuses or separate mailing of account statements is desired, please call us.


20                                          AMERICAN CENTURY INVESTMENTS


P.O. BOX 419200
KANSAS CITY, MISSOURI
64141-6200

INVESTOR SERVICES:
1-800-345-2021 OR 816-531-5575

AUTOMATED INFORMATION LINE:
1-800-345-8765

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 OR 816-444-3485

FAX: 816-340-7962


WWW.AMERICANCENTURY.COM


                         [american century logo(reg.sm)]
                                    American
                                 Century(reg.tm)


9808           [recycled logo]
SH-BKT-12807      Recycled

AMERICAN CENTURY GOVERNMENT INCOME TRUST


1933 Act Post-Effective Amendment No. 36
1940 Act Amendment No. 37
--------------------------------------------------------------------------------

PART C            OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) FINANCIAL STATEMENTS. Audited financial statements for each series of the American Century Government Income Trust, for the fiscal year ended March 31, 1998, are filed herein as included in the Trust's Statement of Additional Information by reference to the Annual Reports dated March 31, 1998, filed on May 26, 1998 (Accession #773674-98-000004).

(b)      EXHIBITS.

         (1) (a) Agreement and Declaration of Trust dated May 31, 1995, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 28 filed on May 29, 1996 (Accession # 0000773674-96-000004).

                  (b) Amendment to the Declaration of Trust dated October 21, 1996 is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 31 filed on February 7, 1997 (Accession # 0000773674-97-000002).

                  (c) Amendment to the Declaration of Trust dated January 20, 1997 with respect to the American Century - Benham Inflation-Adjusted Treasury Fund is incorporated herein by reference to
                  Exhibit 1 of Post-Effective Amendment No. 31 filed on February 7, 1997 (Accession # 0000773674-97-000002).

                  (d) Amendment to the Declaration of Trust dated August 1, 1997, is incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 34 to the Registration Statement, filed August 29, 1997 (Accession # 0000773674-97-000019).

         (2) Amended and Restated Bylaws, dated May 17, 1995, are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 28 filed on May 29, 1996 (Accession # 0000773674-96-000004).

         (3)      Not applicable.

         (4) (a) Specimen copy of American Century - Benham GNMA Fund share certificate is incorporated herein by reference to Exhibit 4 to the registration statement filed on July 26, 1985.

                  (b) Specimen copy of American Century - Benham Short-Term Government Fund share certificate is incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 17 filed on September 30, 1991.

                  (c) Specimen copy of American Century - Benham Intermediate-Term Treasury Fund share certificate is incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 18 filed on November 27, 1991.

                  (d) Specimen copy of American Century - Benham Government Agency Money Market Fund share certificate is incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 18 filed on November 27, 1991.

                  (e) Specimen copy of American Century - Benham Short-Term Treasury Fund share certificate is incorporated herein by reference to Exhibit 4(e) to Post-Effective Amendment No. 24 filed on November 29, 1992.

                  (f) Specimen copy of American Century - Benham Long-Term Treasury Fund share certificate is incorporated herein by reference to Exhibit 4(f) to Post-Effective Amendment No. 24 filed on November 29, 1992.

                  (g) Specimen copy of American Century - Benham Inflation-Adjusted Treasury Fund share certificate is incorporated herein by reference to Exhibit 4 of Post-Effective Amendment No. 31 filed on February 7, 1997 (Accession # 0000773674-97-000002).

         (5) (a) Investor Class Management Agreement between American Century Government Income Trust and American Century Investment Management, Inc. dated August 1, 1997, is incorporated herein by reference to Exhibit 5 of Post-Effective Amendment No. 33 to the Registration Statement, filed July 31, 1997 (Accession #773674-97-000014).

                  (b) Advisor Class Investment Management Agreement between American Century Government Income Trust and American Century Investment Management, Inc., dated August 1, 1997, is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 27 to the Registration Statement for American Century Target Maturities Trust, filed August 29, 1997.

         (6) Distribution Agreement between American Century Government Income Trust and Funds Distributor, Inc., dated January 15, 1998, is incorporated herein by reference to Exhibit 6 of Post-Effective Amendment No. 28 to the Registration Statement of American Century Target Maturities Trust, filed January 30, 1998 (Accession #757928-98-000002).

         (7)      Not applicable.

         (8) Custodian Agreement between American Century Government Income Trust and The Chase Manhattan Bank, dated August 9, 1996, is incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 31 filed on February 7, 1997 (Accession # 0000773674-97-000002).

         (9) Transfer Agency Agreement between American Century Government Income Trust and American Century Services Corporation, dated August 1, 1997, is incorporated herein by reference to Exhibit 9 of Post-Effective Amendment #33, filed on July 31, 1997 (Accession #773674-97-000014).

         (10) Opinion and consent of counsel as to the legality of the securities being registered, dated June 11, 1998 is incorporated herein by reference to Rule 24f-2 Notice filed on June 11, 1998 (Accession # 773674-98-000007).

         (11) Consent of Coopers & Lybrand LLP, independent accountants, is included herein.

         (12)     Not applicable.

         (13)     Not applicable.

         (14) (a) American Century Individual Retirement Account Plan, including all instructions and other relevant documents, dated February 1992, is incorporated herein by reference to Exhibit 14(a) to Post-Effective Amendment No. 23 filed on September 28, 1992.

                  (b) American Century Pension/Profit Sharing plan, including all instructions and other relevant documents, dated February 1992, is incorporated herein by reference to Exhibit 14(b) to Post-Effective Amendment No. 23 filed on September 28, 1992.

         (15) Master Distribution and Shareholder Services Plan of American Century Government Income Trust, American Century International Bond Fund, American Century Target Maturities Trust and American Century Quantitative Equity Funds (Advisor Class) dated August 1, 1997, is incorporated herein by reference to Exhibit 15 of Post-Effective Amendment No. 27 to the Registration Statement for American Century Target Maturities Trust, filed August 29, 1997 (Accession #757928-97-000004).

         (16)     Schedule  for  computation  of  each   performance   quotation
                  provided in response to Item 22 is included herein.

         (17) Power of Attorney dated January 15, 1998, is incorporated by reference to Exhibit 17 of Post-Effective Amendment No. 35 to the Registration Statement, filed February 27, 1998 (Accession #773674-98-000002).

         (18) Multiple Class Plan of American Century California Tax-Free and Municipal Funds, American Century Government Income Trust, American Century International Bond Funds, American Century Investment Trust, American Century Municipal Trust, American Century Target Maturities Trust and American Century Quantitative Equity Funds dated August 1, 1997, is incorporated herein by reference to Exhibit 15 of Post-Effective Amendment No. 27 to the Registration Statement for American Century Target Maturities Trust, filed August 29, 1997 (Accession #757928-97-000004).

Item 25. Persons Controlled by or Under Common Control with Registrant.

Not applicable.

Item 26. Number of Holders of Securities.

As of July 6, 1998, each series of American Century Government Income Trust had the following number shareholders of record:

                                                               Investor  Advisor
                                                                 Class    Class
                                                                 -----    -----
American Century - Benham Capital Preservation Fund              73,430    n/a
American Century - Benham Government Agency Money Market Fund    14,430    n/a
American Century - Benham Short-Term Treasury Fund                1,228      2
American Century - Benham Intermediate-Term Treasury Fund         9,424      3
American Century - Benham Long-Term Treasury Fund                 2,564      2
American Century - Benham Short-Term Government Fund             25,523    n/a
American Century - Benham GNMA Fund                              34,263      6
American Century - Benham Inflation-Adjusted Treasury Fund          318    n/a

Item 27. Indemnification.

As stated in Article VII, Section 3 of the Declaration of Trust, incorporated herein by reference to Exhibit 1 to the Registration Statement, "The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

Registrant hereby  incorporates by reference,  as though set forth fully herein,
Article VI of the  Registrant's  Bylaws,  amended on May 17, 1995,  appearing as
Exhibit 2 to Post-Effective Amendment No. 28 filed on May 29, 1996 (Accession # 0000773674-96-000004).

Item 28. Business and Other Connections of Investment Advisor.

American Century Investment Management, Inc., the investment manager to each of the Registrant's Funds, is engaged in the business of managing investments for deferred compensation plans and other institutional investors.

Item 29. Principal Underwriters.

The registrant's distribution agent, Funds Distributor, Inc., is distribution agent to American Century California California Tax-Free and Municipal Funds, American Century Government Income Trust, American Century Municipal Trust, American Century Target Maturities Trust, American Century Quantitative Equity Funds, American Century International Bond Funds, American Century Investment
Trust, American Century Variable Portfolios, Inc., American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Premium Reserves, Inc., American Century Strategic Asset Allocations, Inc., and American Century World Mutual Funds, Inc. The information required by this Item 29(b) with respect to each director, officer and partner of FDI is incorporated herein by reference to Schedule A of Form BD filed by FDI with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-20518).

Item 30. Location of Accounts and Records.

American Century Investment Management, Inc., the Registrant and its agent for transfer and administrative services, American Century Services Corporation, maintain their principal office at 4500 Main St., Kansas City, MO 64111.
American Century Services Corporation maintains physical possession of each account, book, or other document, and shareholder records as required by ss.31(a) of the 1940 Act and rules thereunder. The computer and data base for shareholder records are located at Central Computer Facility, 401 North Broad Street, Sixth Floor, Philadelphia, PA 19108.

Item 31. Management Services.

Not applicable.

Item 32. Undertakings.

(a) Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

(b) Registrant hereby undertakes to call a meeting of shareholders of the Trust upon written request of shareholders owning at least one-tenth of the outstanding shares.

(c) The Registrant undertakes to assist shareholders in their communications with other shareholders.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 36 to its Registration Statement pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 36 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Mountain View, State of California on the 27th day of July, 1998.

                           AMERICAN CENTURY GOVERNMENT INCOME TRUST


                           By: /s/ Douglas A. Paul
                               Douglas A. Paul
                               Secretary, Vice President and General Counsel

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 35/Amendment No. 36 has been signed below by the following persons in the capacities and on the dates indicated.

                                                                            Date
*                                    Trustee                                July 27, 1998
---------------------------------
Albert A. Eisenstat

*                                    Trustee                                July 27, 1998
---------------------------------
Ronald J. Gilson

*                                    Trustee                                July 27, 1998
---------------------------------
William M. Lyons

*                                    Trustee                                July 27, 1998
---------------------------------
Myron S. Scholes

*                                    Trustee                                July 27, 1998
---------------------------------
Kenneth E. Scott

*                                    Trustee                                July 27, 1998
---------------------------------
Isaac Stein

*                                    Trustee, Chairman of the Board         July 27, 1998
---------------------------------
James E. Stowers III

*                                    Trustee                                July 27, 1998
---------------------------------
Jeanne D. Wohlers

*                                    Treasurer                              July 27, 1998
---------------------------------
Maryanne Roepke


/s/ Douglas A. Paul
*by Douglas A. Paul, Attorney in Fact (pursuant to a Power of Attorney dated January 15, 1998).